2014 Annual Report

RiverSource® Variable Second-To-Die Life Insurance

S-6185 AA (5/15)	Issued by: RiverSource Life Insurance Co. of New York

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

POLICY OWNERS OF RIVERSOURCE OF NEW YORK ACCOUNT 8

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Account 8 that is offered through RiverSource® Variable Second-To-Die Life Insurance (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2014, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the period ended December 31, 2010 were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 22, 2015

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	1

Statements of Assets and Liabilities

Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$378	$2,284,771	$3,161,557	$136,739	$141,249
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	236	96	—
Receivable for share redemptions	—	3,180	4,591	176	179
Total assets	378	2,287,951	3,166,384	137,011	141,428

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	1,588	2,146	89	89
Contract terminations	—	2	300	1	—
Payable for investments purchased	—	—	236	96	—
Total liabilities	—	1,590	2,682	186	89
Net assets applicable to Variable Life contracts in accumulation period	—	2,286,361	3,163,702	136,625	141,036
Net assets applicable to seed money	378	—	—	200	303
Total net assets	$378	$2,286,361	$3,163,702	$136,825	$141,339
(1) Investment shares	32	76,902	235,761	2,886	11,870
(2) Investments, at cost	$390	$1,843,353	$3,416,727	$101,286	$143,924

Dec. 31, 2014 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	Col VP Bal, Cl 3
Assets
Investments, at fair value(1),(2)	$867,365	$4,230,044	$278,208	$465,779	$16,005,706
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	5,882	—	—	—	106
Receivable for share redemptions	1,131	6,889	638	686	16,197
Total assets	874,378	4,236,933	278,846	466,465	16,022,009

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	566	2,809	76	321	12,513
Contract terminations	—	1,272	486	44	3,684
Payable for investments purchased	5,882	—	—	—	106
Total liabilities	6,448	4,081	562	365	16,303
Net assets applicable to Variable Life contracts in accumulation period	867,930	4,232,852	278,065	466,011	16,005,681
Net assets applicable to seed money	—	—	219	89	25
Total net assets	$867,930	$4,232,852	$278,284	$466,100	$16,005,706
(1) Investment shares	86,910	449,526	19,634	227,099	739,635
(2) Investments, at cost	$712,999	$3,033,739	$309,714	$434,640	$10,868,655

See accompanying notes to financial statements.

2	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$3,124,481	$8,198,097	$13,273,818	$2,691,552	$2,083,437
Dividends receivable	1	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	388	190	116	—	10
Receivable for share redemptions	2,122	6,832	13,940	2,721	1,469
Total assets	3,126,992	8,205,119	13,287,874	2,694,273	2,084,916

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,036	5,711	9,407	1,861	1,452
Contract terminations	86	1,121	4,533	860	17
Payable for investments purchased	388	190	116	—	10
Total liabilities	2,510	7,022	14,056	2,721	1,479
Net assets applicable to Variable Life contracts in accumulation period	3,124,482	8,198,097	13,273,818	2,691,552	2,083,437
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$3,124,482	$8,198,097	$13,273,818	$2,691,552	$2,083,437
(1) Investment shares	3,124,481	801,378	668,369	175,345	203,262
(2) Investments, at cost	$3,124,295	$8,491,858	$9,304,622	$2,616,647	$2,286,975

Dec. 31, 2014 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$3,161,562	$373,347	$814,598	$6,317,589	$2,075,050
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	295	39	75	1,724	—
Receivable for share redemptions	2,111	282	602	5,123	2,937
Total assets	3,163,968	373,668	815,275	6,324,436	2,077,987

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,111	282	576	4,980	1,366
Contract terminations	—	—	26	143	1,571
Payable for investments purchased	295	39	75	1,724	—
Total liabilities	2,406	321	677	6,847	2,937
Net assets applicable to Variable Life contracts in accumulation period	3,161,562	373,264	814,598	6,317,513	2,075,050
Net assets applicable to seed money	—	83	—	76	—
Total net assets	$3,161,562	$373,347	$814,598	$6,317,589	$2,075,050
(1) Investment shares	455,556	41,437	89,713	484,106	176,150
(2) Investments, at cost	$3,100,866	$384,695	$861,458	$4,743,061	$1,364,502

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	3

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$25,703,972	$33,442	$40,613	$50	$1,266,105
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	95	—	—	—	—
Receivable for share redemptions	29,765	1	33	—	1,022
Total assets	25,733,832	33,443	40,646	50	1,267,127

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	19,676	1	33	—	1,022
Contract terminations	10,089	—	—	—	—
Payable for investments purchased	95	—	—	—	—
Total liabilities	29,860	1	33	—	1,022
Net assets applicable to Variable Life contracts in accumulation period	25,703,972	33,070	40,573	—	1,266,065
Net assets applicable to seed money	—	372	40	50	40
Total net assets	$25,703,972	$33,442	$40,613	$50	$1,266,105
(1) Investment shares	721,009	3,321	3,839	5	108,399
(2) Investments, at cost	$15,042,565	$33,802	$40,497	$50	$1,242,298

Dec. 31, 2014 (continued)	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$151,808	$517,159	$687,769	$6,328,258	$454,830
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	34	108	32
Receivable for share redemptions	104	320	491	4,622	292
Total assets	151,912	517,479	688,294	6,332,988	455,154

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	104	313	490	4,066	293
Contract terminations	—	6	—	556	—
Payable for investments purchased	—	—	34	108	32
Total liabilities	104	319	524	4,730	325
Net assets applicable to Variable Life contracts in accumulation period	151,778	517,160	687,757	6,328,258	454,817
Net assets applicable to seed money	30	—	13	—	12
Total net assets	$151,808	$517,160	$687,770	$6,328,258	$454,829
(1) Investment shares	12,332	26,796	37,501	419,646	25,395
(2) Investments, at cost	$150,637	$390,690	$505,596	$4,266,381	$353,003

See accompanying notes to financial statements.

4	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc
Assets
Investments, at fair value(1),(2)	$1,227,108	$1,930,068	$482,468	$44,903	$1,131,854
Dividends receivable	—	—	—	—	3,236
Accounts receivable from RiverSource Life of NY for contract purchase payments	14	47	—	—	8
Receivable for share redemptions	846	1,336	715	45	1,607
Total assets	1,227,968	1,931,451	483,183	44,948	1,136,705

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	785	1,269	333	23	801
Contract terminations	60	67	50	—	7
Payable for investments purchased	14	47	—	—	3,243
Total liabilities	859	1,383	383	23	4,051
Net assets applicable to Variable Life contracts in accumulation period	1,227,097	1,930,068	482,800	44,706	1,130,626
Net assets applicable to seed money	12	—	—	219	2,028
Total net assets	$1,227,109	$1,930,068	$482,800	$44,925	$1,132,654
(1) Investment shares	62,929	181,739	92,427	3,237	123,161
(2) Investments, at cost	$891,523	$1,875,727	$712,025	$45,282	$1,149,977

Dec. 31, 2014 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	FTVIPT Frank Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$4,134,586	$4,277,749	$6,793,326	$1,306,798	$2,782,495
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	46	604	—	7,476	—
Receivable for share redemptions	7,403	5,811	12,101	1,715	4,622
Total assets	4,142,035	4,284,164	6,805,427	1,315,989	2,787,117

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,931	2,599	4,358	850	1,841
Contract terminations	1,543	613	3,386	16	940
Payable for investments purchased	46	604	—	7,476	—
Total liabilities	4,520	3,816	7,744	8,342	2,781
Net assets applicable to Variable Life contracts in accumulation period	4,137,515	4,280,348	6,797,683	1,307,647	2,784,336
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$4,137,515	$4,280,348	$6,797,683	$1,307,647	$2,784,336
(1) Investment shares	112,659	207,255	181,446	70,145	174,451
(2) Investments, at cost	$2,975,071	$2,931,338	$5,477,403	$1,192,093	$2,767,631

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	5

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Assets
Investments, at fair value(1),(2)	$111,525	$1,922,194	$2,538,403	$15,613	$6,711,710
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	85	—	—	—
Receivable for share redemptions	174	2,983	4,023	11	17,018
Total assets	111,699	1,925,262	2,542,426	15,624	6,728,728

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	87	1,416	1,694	5	4,540
Contract terminations	—	151	634	—	7,938
Payable for investments purchased	—	85	—	—	—
Total liabilities	87	1,652	2,328	5	12,478
Net assets applicable to Variable Life contracts in accumulation period	111,318	1,923,610	2,539,989	15,397	6,716,250
Net assets applicable to seed money	294	—	109	222	—
Total net assets	$111,612	$1,923,610	$2,540,098	$15,619	$6,716,250
(1) Investment shares	6,970	85,053	113,728	868	385,067
(2) Investments, at cost	$113,122	$1,518,470	$2,021,040	$15,756	$6,072,528

Dec. 31, 2014 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II
Assets
Investments, at fair value(1),(2)	$18,535	$410,590	$2,414,601	$619,085	$12,878
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	383	19	—	—
Receivable for share redemptions	30	505	3,594	758	14
Total assets	18,565	411,478	2,418,214	619,843	12,892

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	15	253	1,552	373	8
Contract terminations	—	—	489	10	—
Payable for investments purchased	—	383	19	—	—
Total liabilities	15	636	2,060	383	8
Net assets applicable to Variable Life contracts in accumulation period	18,259	410,842	2,416,154	619,460	12,583
Net assets applicable to seed money	291	—	—	—	301
Total net assets	$18,550	$410,842	$2,416,154	$619,460	$12,884
(1) Investment shares	1,893	30,036	133,256	11,281	1,058
(2) Investments, at cost	$18,911	$376,853	$1,769,957	$470,560	$12,971

See accompanying notes to financial statements.

6	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
Assets
Investments, at fair value(1),(2)	$320,965	$12,038,481	$626,619	$1,099,016	$446,229
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	9	98	—	176	10
Receivable for share redemptions	2,742	22,760	872	4,890	769
Total assets	323,716	12,061,339	627,491	1,104,082	447,008

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	244	9,371	419	716	281
Contract terminations	2,255	4,017	33	3,459	207
Payable for investments purchased	9	98	—	176	10
Total liabilities	2,508	13,486	452	4,351	498
Net assets applicable to Variable Life contracts in accumulation period	321,117	12,047,853	626,946	1,099,593	446,417
Net assets applicable to seed money	91	—	93	138	93
Total net assets	$321,208	$12,047,853	$627,039	$1,099,731	$446,510
(1) Investment shares	16,822	293,550	26,998	31,930	77,202
(2) Investments, at cost	$233,818	$7,404,194	$477,961	$924,511	$334,762

Dec. 31, 2014 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
Assets
Investments, at fair value(1),(2)	$366,354	$303,920	$555,298	$1,117,214	$549,994
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	59	—	—	—	20
Receivable for share redemptions	542	154	1,045	1,496	5,964
Total assets	366,955	304,074	556,343	1,118,710	555,978

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	271	68	296	732	417
Contract terminations	—	19	453	31	5,130
Payable for investments purchased	59	—	—	—	20
Total liabilities	330	87	749	763	5,567
Net assets applicable to Variable Life contracts in accumulation period	366,625	303,845	555,594	1,117,947	550,261
Net assets applicable to seed money	—	142	—	—	150
Total net assets	$366,625	$303,987	$555,594	$1,117,947	$550,411
(1) Investment shares	18,550	27,964	9,371	130,516	15,620
(2) Investments, at cost	$305,259	$315,270	$381,348	$749,227	$388,503

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	7

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Assets
Investments, at fair value(1),(2)	$2,724,460	$45,939	$1,933,209	$1,637,592	$1,780,614
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,505	—	—	—	9
Receivable for share redemptions	3,524	74	8,468	2,102	2,561
Total assets	2,729,489	46,013	1,941,677	1,639,694	1,783,184

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,762	38	1,215	1,031	1,241
Contract terminations	—	—	6,037	39	78
Payable for investments purchased	1,505	—	—	—	9
Total liabilities	3,267	38	7,252	1,070	1,328
Net assets applicable to Variable Life contracts in accumulation period	2,726,222	45,676	1,934,425	1,638,624	1,781,856
Net assets applicable to seed money	—	299	—	—	—
Total net assets	$2,726,222	$45,975	$1,934,425	$1,638,624	$1,781,856
(1) Investment shares	86,354	3,873	123,686	107,032	53,184
(2) Investments, at cost	$3,414,207	$48,834	$1,376,759	$1,688,270	$1,516,826

Dec. 31, 2014 (continued)	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Assets
Investments, at fair value(1),(2)	$472,128	$274,303	$369	$937,587	$2,423,678
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3	31	—	90	57
Receivable for share redemptions	1,347	410	—	1,319	23,971
Total assets	473,478	274,744	369	938,996	2,447,706

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	358	204	—	655	1,681
Contract terminations	631	—	—	11	20,608
Payable for investments purchased	3	31	—	90	57
Total liabilities	992	235	—	756	22,346
Net assets applicable to Variable Life contracts in accumulation period	472,486	274,400	—	938,240	2,425,283
Net assets applicable to seed money	—	109	369	—	77
Total net assets	$472,486	$274,509	$369	$938,240	$2,425,360
(1) Investment shares	44,667	21,857	37	23,973	447,173
(2) Investments, at cost	$399,352	$262,804	$375	$814,953	$2,439,477

See accompanying notes to financial statements.

8	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
Assets
Investments, at fair value(1),(2)	$915,909	$1,475,933	$14,793	$824,321	$535,515
Dividends receivable	—	—	83	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	2,725
Receivable for share redemptions	2,272	2,941	13	1,140	684
Total assets	918,181	1,478,874	14,889	825,461	538,924

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	668	1,155	6	561	342
Contract terminations	936	631	—	20	—
Payable for investments purchased	—	—	83	—	2,725
Total liabilities	1,604	1,786	89	581	3,067
Net assets applicable to Variable Life contracts in accumulation period	916,451	1,477,011	4,633	824,880	535,857
Net assets applicable to seed money	126	77	10,167	—	—
Total net assets	$916,577	$1,477,088	$14,800	$824,880	$535,857
(1) Investment shares	34,878	140,968	1,321	40,869	79,336
(2) Investments, at cost	$763,217	$1,558,638	$14,863	$597,087	$537,608

Dec. 31, 2014 (continued)	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
Assets
Investments, at fair value(1),(2)	$246,676	$8,800,635	$538,615	$2,542,218	$2,783,315
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	2,554	1,071
Receivable for share redemptions	313	17,307	590	3,455	3,439
Total assets	246,989	8,817,942	539,205	2,548,227	2,787,825

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	156	6,941	295	1,641	1,720
Contract terminations	—	3,424	—	172	—
Payable for investments purchased	—	—	—	2,554	1,071
Total liabilities	156	10,365	295	4,367	2,791
Net assets applicable to Variable Life contracts in accumulation period	246,833	8,807,577	538,778	2,543,860	2,785,034
Net assets applicable to seed money	—	—	132	—	—
Total net assets	$246,833	$8,807,577	$538,910	$2,543,860	$2,785,034
(1) Investment shares	18,688	250,945	15,626	223,590	165,673
(2) Investments, at cost	$245,219	$5,786,585	$370,178	$2,413,543	$2,620,080

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	9

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$2,833	$10,137,738	$18,507,783	$775,635	$556,930
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	5,359	1,848	20	—
Receivable for share redemptions	4	6,116	13,014	603	432
Total assets	2,837	10,149,213	18,522,645	776,258	557,362

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2	6,116	13,014	565	414
Contract terminations	—	—	—	37	17
Payable for investments purchased	—	5,359	1,848	20	—
Total liabilities	2	11,475	14,862	622	431
Net assets applicable to Variable Life contracts in accumulation period	2,415	10,137,738	18,507,783	775,636	556,909
Net assets applicable to seed money	420	—	—	—	22
Total net assets	$2,835	$10,137,738	$18,507,783	$775,636	$556,931
(1) Investment shares	442	639,605	1,166,212	81,818	44,448
(2) Investments, at cost	$2,927	$8,634,080	$13,756,599	$769,647	$523,192

Dec. 31, 2014 (continued)	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$1,036,502	$23,453,603	$40,467,460	$24,432,442	$59,723,695
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	21,304	12,400	71,064	784
Receivable for share redemptions	843	16,716	29,288	16,708	42,374
Total assets	1,037,345	23,491,623	40,509,148	24,520,214	59,766,853

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	802	16,716	29,288	16,445	42,374
Contract terminations	41	—	—	262	—
Payable for investments purchased	—	21,304	12,400	71,064	784
Total liabilities	843	38,020	41,688	87,771	43,158
Net assets applicable to Variable Life contracts in accumulation period	1,036,491	23,453,603	40,467,460	24,432,443	59,723,695
Net assets applicable to seed money	11	—	—	—	—
Total net assets	$1,036,502	$23,453,603	$40,467,460	$24,432,443	$59,723,695
(1) Investment shares	82,722	1,637,821	2,821,999	1,616,972	3,944,762
(2) Investments, at cost	$931,333	$19,987,332	$31,253,813	$20,625,365	$44,882,111

See accompanying notes to financial statements.

10	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$2,628,029	$5,324,087	$372	$373	$688,349
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	234	—	—	—	22
Receivable for share redemptions	1,808	4,024	—	—	3,756
Total assets	2,630,071	5,328,111	372	373	692,127

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,808	4,013	—	—	475
Contract terminations	—	11	—	—	3,280
Payable for investments purchased	234	—	—	—	22
Total liabilities	2,042	4,024	—	—	3,777
Net assets applicable to Variable Life contracts in accumulation period	2,628,018	5,324,076	—	—	688,338
Net assets applicable to seed money	11	11	372	373	12
Total net assets	$2,628,029	$5,324,087	$372	$373	$688,350
(1) Investment shares	196,268	396,728	38	38	30,231
(2) Investments, at cost	$2,320,962	$4,356,983	$378	$378	$487,966

Dec. 31, 2014 (continued)	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	Wanger Intl	Wanger USA	WF Adv VT Intl Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$371,533	$134,281	$5,157,724	$6,022,384	$1,057,228
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	16	96	862	—	295
Receivable for share redemptions	5,453	158	3,585	5,984	1,322
Total assets	377,002	134,535	5,162,171	6,028,368	1,058,845

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	284	91	3,585	3,906	661
Contract terminations	5,169	67	—	2,077	—
Payable for investments purchased	16	96	862	—	295
Total liabilities	5,469	254	4,447	5,983	956
Net assets applicable to Variable Life contracts in accumulation period	371,508	134,268	5,157,724	6,022,385	1,057,812
Net assets applicable to seed money	25	13	—	—	77
Total net assets	$371,533	$134,281	$5,157,724	$6,022,385	$1,057,889
(1) Investment shares	24,267	7,208	177,424	159,703	213,581
(2) Investments, at cost	$254,831	$93,656	$5,317,322	$5,163,386	$1,033,934

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	11

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$955,149	$788,967
Dividends receivable	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	44	—
Receivable for share redemptions	1,333	1,215
Total assets	956,526	790,182

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	666	536
Contract terminations	—	145
Payable for investments purchased	44	—
Total liabilities	710	681
Net assets applicable to Variable Life contracts in accumulation period	955,693	789,501
Net assets applicable to seed money	123	—
Total net assets	$955,816	$789,501
(1) Investment shares	33,096	79,214
(2) Investments, at cost	$649,059	$671,650

See accompanying notes to financial statements.

12	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$1	$24,406	$114,684	$—	$125
Variable account expenses	—	17,807	27,075	952	206
Investment income (loss) — net	1	6,599	87,609	(952)	(81)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	—	652,372	984,155	82,041	2,800
Cost of investments sold	—	512,279	977,452	61,236	2,795
Net realized gain (loss) on sales of investments	—	140,093	6,703	20,805	5
Distributions from capital gains	14	—	—	—	672
Net change in unrealized appreciation or depreciation of investments	(13)	31,633	(329,322)	(5,239)	(2,681)
Net gain (loss) on investments	1	171,726	(322,619)	15,566	(2,004)
Net increase (decrease) in net assets resulting from operations	$2	$178,325	$(235,010)	$14,614	$(2,085)

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	Col VP Bal, Cl 3
Investment income
Dividend income	$15,992	$62,544	$6,158	$7,146	$—
Variable account expenses	6,722	29,866	126	3,352	135,268
Investment income (loss) — net	9,270	32,678	6,032	3,794	(135,268)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	133,517	378,746	172,084	45,884	1,559,292
Cost of investments sold	105,904	287,031	167,337	40,398	1,108,026
Net realized gain (loss) on sales of investments	27,613	91,715	4,747	5,486	451,266
Distributions from capital gains	—	—	23,173	31,241	—
Net change in unrealized appreciation or depreciation of investments	(95,546)	346,444	(31,539)	(3,789)	1,056,638
Net gain (loss) on investments	(67,933)	438,159	(3,619)	32,938	1,507,904
Net increase (decrease) in net assets resulting from operations	$(58,663)	$470,837	$2,413	$36,732	$1,372,636

Year ended Dec. 31, 2014 (continued)	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Investment income
Dividend income	$325	$220,991	$—	$6,762	$—
Variable account expenses	23,829	67,533	106,768	22,501	17,697
Investment income (loss) — net	(23,504)	153,458	(106,768)	(15,739)	(17,697)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,084,971	1,865,937	2,629,643	570,049	550,949
Cost of investments sold	1,084,879	1,929,325	1,842,448	522,948	579,428
Net realized gain (loss) on sales of investments	92	(63,388)	787,195	47,101	(28,479)
Distributions from capital gains	—	40,226	—	8,753	91,570
Net change in unrealized appreciation or depreciation of investments	(92)	253,783	460,394	(124,653)	(40,395)
Net gain (loss) on investments	—	230,621	1,247,589	(68,799)	22,696
Net increase (decrease) in net assets resulting from operations	$(23,504)	$384,079	$1,140,821	$(84,538)	$4,999

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	13

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$201,653	$—	$—	$121,069	$—
Variable account expenses	25,368	3,351	6,994	59,853	14,543
Investment income (loss) — net	176,285	(3,351)	(6,994)	61,216	(14,543)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	931,810	115,624	234,274	721,864	449,516
Cost of investments sold	866,928	120,437	248,585	507,644	288,760
Net realized gain (loss) on sales of investments	64,882	(4,813)	(14,311)	214,220	160,756
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(143,687)	20,451	48,017	(949,455)	87,603
Net gain (loss) on investments	(78,805)	15,638	33,706	(735,235)	248,359
Net increase (decrease) in net assets resulting from operations	$97,480	$12,287	$26,712	$(674,019)	$233,816

Year ended Dec. 31, 2014 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2(1)	Col VP Man Vol Conserv Gro, Cl 2(1)	Col VP Man Vol Gro, Cl 2(1)
Investment income
Dividend income	$—	$15	$—	$—	$—
Variable account expenses	209,338	8	116	—	2,950
Investment income (loss) — net	(209,338)	7	(116)	—	(2,950)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,772,873	3,032	126	—	5,016
Cost of investments sold	1,761,467	3,073	126	—	4,956
Net realized gain (loss) on sales of investments	1,011,406	(41)	—	—	60
Distributions from capital gains	—	18	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,489,914	(361)	116	—	23,807
Net gain (loss) on investments	3,501,320	(384)	116	—	23,867
Net increase (decrease) in net assets resulting from operations	$3,291,982	$(377)	$—	$—	$20,917

(1)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	Col VP Man Vol Mod Gro, Cl 2(1)	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	230	3,717	6,664	41,265	2,833
Investment income (loss) — net	(230)	(3,717)	(6,664)	(41,265)	(2,833)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	730	193,765	359,411	1,513,187	108,258
Cost of investments sold	721	138,333	262,488	985,910	83,882
Net realized gain (loss) on sales of investments	9	55,432	96,923	527,277	24,376
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,171	(18,480)	(14,553)	187,669	21,010
Net gain (loss) on investments	1,180	36,952	82,370	714,946	45,386
Net increase (decrease) in net assets resulting from operations	$950	$33,235	$75,706	$673,681	$42,553

(1)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

14	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc
Investment income
Dividend income	$—	$38,123	$—	$78	$37,529
Variable account expenses	8,770	16,042	4,540	60	9,405
Investment income (loss) — net	(8,770)	22,081	(4,540)	18	28,124

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	375,607	593,318	135,031	1,498	286,513
Cost of investments sold	271,392	584,098	172,889	1,482	285,257
Net realized gain (loss) on sales of investments	104,215	9,220	(37,858)	16	1,256
Distributions from capital gains	—	—	—	29	—
Net change in unrealized appreciation or depreciation of investments	(28,603)	70,783	(58,493)	(412)	(31,037)
Net gain (loss) on investments	75,612	80,003	(96,351)	(367)	(29,781)
Net increase (decrease) in net assets resulting from operations	$66,842	$102,084	$(100,891)	$(349)	$(1,657)

Year ended Dec. 31, 2014 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	FTVIPT Frank Global Real Est, Cl 2
Investment income
Dividend income	$29,644	$70,000	$10,850	$17,292	$12,424
Variable account expenses	32,359	28,767	48,746	10,104	20,662
Investment income (loss) — net	(2,715)	41,233	(37,896)	7,188	(8,238)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	923,010	595,614	1,043,943	212,899	596,091
Cost of investments sold	648,743	410,191	842,082	182,589	643,535
Net realized gain (loss) on sales of investments	274,267	185,423	201,861	30,310	(47,444)
Distributions from capital gains	82,540	1,114	160,001	371	—
Net change in unrealized appreciation or depreciation of investments	56,457	166,309	47,071	(168,170)	416,837
Net gain (loss) on investments	413,264	352,846	408,933	(137,489)	369,393
Net increase (decrease) in net assets resulting from operations	$410,549	$394,079	$371,037	$(130,301)	$361,155

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Investment income
Dividend income	$5	$39,336	$15,950	$284	$65,411
Variable account expenses	176	16,567	19,763	11	51,502
Investment income (loss) — net	(171)	22,769	(3,813)	273	13,909

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,391	460,349	601,639	304	1,438,091
Cost of investments sold	1,399	353,313	432,531	299	1,082,762
Net realized gain (loss) on sales of investments	(8)	107,036	169,108	5	355,329
Distributions from capital gains	—	10,228	192,328	—	1,089,289
Net change in unrealized appreciation or depreciation of investments	(1,599)	(19,745)	(364,833)	(143)	(668,419)
Net gain (loss) on investments	(1,607)	97,519	(3,397)	(138)	776,199
Net increase (decrease) in net assets resulting from operations	$(1,778)	$120,288	$(7,210)	$135	$790,108

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	15

Statements of Operations

Year ended Dec. 31, 2014 (continued)	GS VIT Multi-Strategy Alt, Advisor(1)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II
Investment income
Dividend income	$209	$3,005	$32,125	$256	$—
Variable account expenses	24	2,708	16,436	3,766	11
Investment income (loss) — net	185	297	15,689	(3,510)	(11)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	47	56,216	548,853	58,742	197
Cost of investments sold	48	47,459	382,422	46,229	196
Net realized gain (loss) on sales of investments	(1)	8,757	166,431	12,513	1
Distributions from capital gains	3	56,427	102,229	—	260
Net change in unrealized appreciation or depreciation of investments	(376)	(42,205)	37,189	33,987	(92)
Net gain (loss) on investments	(374)	22,979	305,849	46,500	169
Net increase (decrease) in net assets resulting from operations	$(189)	$23,276	$321,538	$42,990	$158

(1)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
Investment income
Dividend income	$6,056	$103,977	$10,449	$15,613	$—
Variable account expenses	4,366	106,099	4,446	7,792	3,064
Investment income (loss) — net	1,690	(2,122)	6,003	7,821	(3,064)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	329,892	1,413,925	78,777	124,555	84,257
Cost of investments sold	242,988	875,078	61,687	99,249	63,858
Net realized gain (loss) on sales of investments	86,904	538,847	17,090	25,306	20,399
Distributions from capital gains	—	58,052	—	—	—
Net change in unrealized appreciation or depreciation of investments	(55,315)	263,814	46,262	(41,454)	12,815
Net gain (loss) on investments	31,589	860,713	63,352	(16,148)	33,214
Net increase (decrease) in net assets resulting from operations	$33,279	$858,591	$69,355	$(8,327)	$30,150

Year ended Dec. 31, 2014 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
Investment income
Dividend income	$—	$859	$172	$—	$1,283
Variable account expenses	2,953	160	3,099	9,486	4,670
Investment income (loss) — net	(2,953)	699	(2,927)	(9,486)	(3,387)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	95,492	207,174	60,468	483,596	173,510
Cost of investments sold	75,815	223,779	42,005	297,867	127,425
Net realized gain (loss) on sales of investments	19,677	(16,605)	18,463	185,729	46,085
Distributions from capital gains	28,833	22,773	35,875	78,241	41,956
Net change in unrealized appreciation or depreciation of investments	(10,904)	(11,354)	4,908	(165,273)	(22,674)
Net gain (loss) on investments	37,606	(5,186)	59,246	98,697	65,367
Net increase (decrease) in net assets resulting from operations	$34,653	$(4,487)	$56,319	$89,211	$61,980

See accompanying notes to financial statements.

16	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Investment income
Dividend income	$93,325	$244	$5,561	$—	$34,372
Variable account expenses	22,800	69	14,045	14,283	14,868
Investment income (loss) — net	70,525	175	(8,484)	(14,283)	19,504

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	770,360	231	582,644	752,673	751,650
Cost of investments sold	796,037	237	390,558	681,181	581,829
Net realized gain (loss) on sales of investments	(25,677)	(6)	192,086	71,492	169,821
Distributions from capital gains	315,286	2,413	112,315	433,354	66,252
Net change in unrealized appreciation or depreciation of investments	(757,185)	(2,896)	(106,996)	(681,364)	(44,070)
Net gain (loss) on investments	(467,576)	(489)	197,405	(176,518)	192,003
Net increase (decrease) in net assets resulting from operations	$(397,051)	$(314)	$188,921	$(190,801)	$211,507

Year ended Dec. 31, 2014 (continued)	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(1)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Investment income
Dividend income	$3,200	$—	$—	$8,305	$100,970
Variable account expenses	3,775	2,345	—	7,419	20,382
Investment income (loss) — net	(575)	(2,345)	—	886	80,588

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	83,501	129,240	—	202,251	672,573
Cost of investments sold	73,538	120,682	—	172,221	660,019
Net realized gain (loss) on sales of investments	9,963	8,558	—	30,030	12,554
Distributions from capital gains	—	43,982	—	43,698	—
Net change in unrealized appreciation or depreciation of investments	43,020	(47,694)	(6)	(63,750)	(47,474)
Net gain (loss) on investments	52,983	4,846	(6)	9,978	(34,920)
Net increase (decrease) in net assets resulting from operations	$52,408	$2,501	$(6)	$10,864	$45,668

(1)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
Investment income
Dividend income	$5,259	$87,106	$242	$64,643	$33,478
Variable account expenses	6,751	15,760	23	5,659	3,946
Investment income (loss) — net	(1,492)	71,346	219	58,984	29,532

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	97,869	1,029,505	56	149,699	55,585
Cost of investments sold	82,009	1,024,129	56	112,528	54,030
Net realized gain (loss) on sales of investments	15,860	5,376	—	37,171	1,555
Distributions from capital gains	116,716	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(42,760)	(68,628)	(27)	76,950	(25,934)
Net gain (loss) on investments	89,816	(63,252)	(27)	114,121	(24,379)
Net increase (decrease) in net assets resulting from operations	$88,324	$8,094	$192	$173,105	$5,153

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	17

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
Investment income
Dividend income	$1,921	$44,484	$1,545	$—	$85,497
Variable account expenses	1,813	75,061	3,068	19,260	19,751
Investment income (loss) — net	108	(30,577)	(1,523)	(19,260)	65,746

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	90,289	1,070,897	84,472	465,479	423,083
Cost of investments sold	81,274	750,694	61,493	399,867	404,883
Net realized gain (loss) on sales of investments	9,015	320,203	22,979	65,612	18,200
Distributions from capital gains	—	—	—	201,106	—
Net change in unrealized appreciation or depreciation of investments	(27,648)	743,718	40,546	(371,143)	21,328
Net gain (loss) on investments	(18,633)	1,063,921	63,525	(104,425)	39,528
Net increase (decrease) in net assets resulting from operations	$(18,525)	$1,033,344	$62,002	$(123,685)	$105,274

Year ended Dec. 31, 2014 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	3	61,139	148,767	6,514	5,573
Investment income (loss) — net	(3)	(61,139)	(148,767)	(6,514)	(5,573)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	213	2,009,017	4,075,157	178,586	616,028
Cost of investments sold	192	1,684,892	2,977,394	183,055	581,137
Net realized gain (loss) on sales of investments	21	324,125	1,097,763	(4,469)	34,891
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(85)	158,835	(114,050)	69,950	(6,822)
Net gain (loss) on investments	(64)	482,960	983,713	65,481	28,069
Net increase (decrease) in net assets resulting from operations	$(67)	$421,821	$834,946	$58,967	$22,496

Year ended Dec. 31, 2014 (continued)	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	11,236	181,771	333,755	172,355	469,722
Investment income (loss) — net	(11,236)	(181,771)	(333,755)	(172,355)	(469,722)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,595,274	3,882,979	7,179,509	2,466,530	6,888,545
Cost of investments sold	1,458,925	3,306,517	5,436,853	2,067,357	5,098,160
Net realized gain (loss) on sales of investments	136,349	576,462	1,742,656	399,173	1,790,385
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(76,347)	521,895	270,607	726,361	1,183,396
Net gain (loss) on investments	60,002	1,098,357	2,013,263	1,125,534	2,973,781
Net increase (decrease) in net assets resulting from operations	$48,766	$916,586	$1,679,508	$953,179	$2,504,059

See accompanying notes to financial statements.

18	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2(1)	VP Multi-Mgr Int Rate Adapt, Cl 2(1)	VP Ptnrs Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$4	$3	$—
Variable account expenses	19,935	46,117	—	—	5,730
Investment income (loss) — net	(19,935)	(46,117)	4	3	(5,730)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	581,944	1,262,313	—	—	250,583
Cost of investments sold	511,370	1,055,843	—	—	162,774
Net realized gain (loss) on sales of investments	70,574	206,470	—	—	87,809
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	50,637	48,239	(6)	(5)	(76,585)
Net gain (loss) on investments	121,211	254,709	(6)	(5)	11,224
Net increase (decrease) in net assets resulting from operations	$101,276	$208,592	$(2)	$(2)	$5,494

(1)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	Wanger Intl	Wanger USA	WF Adv VT Intl Eq, Cl 2
Investment income
Dividend income	$—	$—	$80,274	$—	$29,997
Variable account expenses	2,989	1,063	44,337	46,192	7,746
Investment income (loss) — net	(2,989)	(1,063)	35,937	(46,192)	22,251

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	62,419	56,392	1,182,315	1,684,724	117,633
Cost of investments sold	44,070	39,878	1,058,158	1,327,286	106,398
Net realized gain (loss) on sales of investments	18,349	16,514	124,157	357,438	11,235
Distributions from capital gains	—	—	613,425	749,948	25,877
Net change in unrealized appreciation or depreciation of investments	21,290	(921)	(1,044,049)	(829,841)	(128,686)
Net gain (loss) on investments	39,639	15,593	(306,467)	277,545	(91,574)
Net increase (decrease) in net assets resulting from operations	$36,650	$14,530	$(270,530)	$231,353	$(69,323)

Year ended Dec. 31, 2014 (continued)				WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
Investment income
Dividend income				$524	$—
Variable account expenses				7,513	6,303
Investment income (loss) — net				(6,989)	(6,303)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales				229,747	290,759
Cost of investments sold				151,094	245,311
Net realized gain (loss) on sales of investments				78,653	45,448
Distributions from capital gains				—	72,426
Net change in unrealized appreciation or depreciation of investments				13,810	(134,714)
Net gain (loss) on investments				92,463	(16,840)
Net increase (decrease) in net assets resulting from operations				$85,474	$(23,143)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	19

Statements of Changes in Net Assets

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$1	$6,599	$87,609	$(952)	$(81)
Net realized gain (loss) on sales of investments	—	140,093	6,703	20,805	5
Distributions from capital gains	14	—	—	—	672
Net change in unrealized appreciation or depreciation of investments	(13)	31,633	(329,322)	(5,239)	(2,681)
Net increase (decrease) in net assets resulting from operations	2	178,325	(235,010)	14,614	(2,085)

Contract transactions
Contract purchase payments	300	126,662	297,776	9,441	9,866
Net transfers(1)	—	115,088	(80,467)	(24,896)	134,809
Transfers for policy loans	—	(40,530)	(92,011)	193	879
Policy charges	—	(41,472)	(110,446)	(6,669)	(2,160)
Contract terminations:
Surrender benefits	—	(34,524)	(128,673)	(7,452)	(75)
Death benefits	—	—	(13,032)	—	—
Increase (decrease) from contract transactions	300	125,224	(126,853)	(29,383)	143,319
Net assets at beginning of year	76	1,982,812	3,525,565	151,594	105
Net assets at end of year	$378	$2,286,361	$3,163,702	$136,825	$141,339

Accumulation unit activity
Units outstanding at beginning of year	—	1,008,204	2,127,008	92,386	23
Contract purchase payments	—	63,502	181,923	6,066	10,090
Net transfers(1)	—	91,738	(40,459)	(14,271)	134,747
Transfers for policy loans	—	(21,153)	(50,489)	(630)	869
Policy charges	—	(21,431)	(68,011)	(3,751)	(2,032)
Contract terminations:
Surrender benefits	—	(17,445)	(79,298)	(5,187)	—
Death benefits	—	—	(8,296)	—	—
Units outstanding at end of year	—	1,103,415	2,062,378	74,613	143,697

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

20	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$9,270	$32,678	$6,032	$3,794	$(135,268)
Net realized gain (loss) on sales of investments	27,613	91,715	4,747	5,486	451,266
Distributions from capital gains	—	—	23,173	31,241	—
Net change in unrealized appreciation or depreciation of investments	(95,546)	346,444	(31,539)	(3,789)	1,056,638
Net increase (decrease) in net assets resulting from operations	(58,663)	470,837	2,413	36,732	1,372,636

Contract transactions
Contract purchase payments	36,026	187,867	88,595	26,744	884,851
Net transfers(1)	(49,311)	(89,492)	190,095	25,160	167,130
Transfers for policy loans	(7,012)	(27,988)	—	2,099	(10,733)
Policy charges	(28,919)	(136,873)	(3,279)	(29,848)	(1,030,496)
Contract terminations:
Surrender benefits	(35,735)	(150,902)	(651)	(10,040)	(665,271)
Death benefits	—	—	—	—	(13,010)
Increase (decrease) from contract transactions	(84,951)	(217,388)	274,760	14,115	(667,529)
Net assets at beginning of year	1,011,544	3,979,403	1,111	415,253	15,300,599
Net assets at end of year	$867,930	$4,232,852	$278,284	$466,100	$16,005,706

Accumulation unit activity
Units outstanding at beginning of year	641,610	1,675,258	888	279,393	10,474,108
Contract purchase payments	21,905	75,627	76,213	17,122	587,211
Net transfers(1)	(23,361)	(35,322)	178,810	15,303	76,342
Transfers for policy loans	(3,252)	(12,932)	—	1,663	(5,054)
Policy charges	(18,031)	(54,359)	(2,837)	(20,401)	(686,104)
Contract terminations:
Surrender benefits	(25,087)	(61,718)	(492)	(6,077)	(439,882)
Death benefits	—	—	—	—	(8,773)
Units outstanding at end of year	593,784	1,586,554	252,582	287,003	9,997,848

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
Operations
Investment income (loss) — net	$(23,504)	$153,458	$(106,768)	$(15,739)	$(17,697)
Net realized gain (loss) on sales of investments	92	(63,388)	787,195	47,101	(28,479)
Distributions from capital gains	—	40,226	—	8,753	91,570
Net change in unrealized appreciation or depreciation of investments	(92)	253,783	460,394	(124,653)	(40,395)
Net increase (decrease) in net assets resulting from operations	(23,504)	384,079	1,140,821	(84,538)	4,999

Contract transactions
Contract purchase payments	391,601	511,418	740,721	242,441	124,846
Net transfers(1)	(99,181)	(671,707)	(422,807)	(94,391)	(118,846)
Transfers for policy loans	5,206	(44,982)	(145,180)	(39,529)	(48,465)
Policy charges	(297,934)	(460,888)	(493,198)	(96,055)	(83,025)
Contract terminations:
Surrender benefits	(300,679)	(441,195)	(607,630)	(113,061)	(83,629)
Death benefits	(437)	(5,344)	(12,984)	(4,541)	(2,660)
Increase (decrease) from contract transactions	(301,424)	(1,112,698)	(941,078)	(105,136)	(211,779)
Net assets at beginning of year	3,449,410	8,926,716	13,074,075	2,881,226	2,290,217
Net assets at end of year	$3,124,482	$8,198,097	$13,273,818	$2,691,552	$2,083,437

Accumulation unit activity
Units outstanding at beginning of year	3,296,315	5,728,808	5,910,755	1,048,129	1,368,284
Contract purchase payments	381,231	317,034	326,340	85,695	74,704
Net transfers(1)	(82,572)	(312,900)	(40,192)	35,587	10,139
Transfers for policy loans	4,928	(27,754)	(60,512)	(13,364)	(25,862)
Policy charges	(284,669)	(284,684)	(216,050)	(34,080)	(48,953)
Contract terminations:
Surrender benefits	(289,484)	(276,824)	(267,373)	(44,137)	(50,666)
Death benefits	(446)	(3,172)	(5,553)	(1,887)	(1,412)
Units outstanding at end of year	3,025,303	5,140,508	5,647,415	1,075,943	1,326,234

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$176,285	$(3,351)	$(6,994)	$61,216	$(14,543)
Net realized gain (loss) on sales of investments	64,882	(4,813)	(14,311)	214,220	160,756
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(143,687)	20,451	48,017	(949,455)	87,603
Net increase (decrease) in net assets resulting from operations	97,480	12,287	26,712	(674,019)	233,816

Contract transactions
Contract purchase payments	164,845	31,670	30,924	386,430	127,528
Net transfers(1)	(76,286)	(58,553)	(85,581)	(66,486)	27,175
Transfers for policy loans	(46,414)	(3,665)	(4,396)	(72,050)	(3,836)
Policy charges	(122,659)	(12,486)	(21,268)	(360,497)	(57,389)
Contract terminations:
Surrender benefits	(200,593)	(30,567)	(22,202)	(286,153)	(101,336)
Death benefits	(2,218)	—	—	(7,502)	—
Increase (decrease) from contract transactions	(283,325)	(73,601)	(102,523)	(406,258)	(7,858)
Net assets at beginning of year	3,347,407	434,661	890,409	7,397,866	1,849,092
Net assets at end of year	$3,161,562	$373,347	$814,598	$6,317,589	$2,075,050

Accumulation unit activity
Units outstanding at beginning of year	1,487,285	482,824	514,494	6,966,801	1,749,938
Contract purchase payments	74,685	34,065	17,290	379,789	117,994
Net transfers(1)	49,873	(62,967)	(35,619)	(105,303)	(111,933)
Transfers for policy loans	(19,081)	(3,919)	(2,484)	(73,334)	(801)
Policy charges	(53,666)	(13,497)	(12,277)	(360,114)	(51,725)
Contract terminations:
Surrender benefits	(85,844)	(33,643)	(12,610)	(285,973)	(90,757)
Death benefits	(922)	—	—	(5,537)	—
Units outstanding at end of year	1,452,330	402,863	468,794	6,516,329	1,612,716

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2(2)	Col VP Man Vol Conserv Gro, Cl 2(2)	Col VP Man Vol Gro, Cl 2(2)
Operations
Investment income (loss) — net	$(209,338)	$7	$(116)	$—	$(2,950)
Net realized gain (loss) on sales of investments	1,011,406	(41)	—	—	60
Distributions from capital gains	—	18	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,489,914	(361)	116	—	23,807
Net increase (decrease) in net assets resulting from operations	3,291,982	(377)	—	—	20,917

Contract transactions
Contract purchase payments	1,430,346	747	377	50	2,807
Net transfers(1)	(499,322)	32,427	40,246	—	1,245,493
Transfers for policy loans	(243,808)	—	—	—	—
Policy charges	(1,467,975)	(106)	—	—	(2,108)
Contract terminations:
Surrender benefits	(1,187,496)	—	(10)	—	(1,004)
Death benefits	(3,705)	—	—	—	—
Increase (decrease) from contract transactions	(1,971,960)	33,068	40,613	50	1,245,188
Net assets at beginning of year	24,383,950	751	—	—	—
Net assets at end of year	$25,703,972	$33,442	$40,613	$50	$1,266,105

Accumulation unit activity
Units outstanding at beginning of year	20,031,396	665	—	—	—
Contract purchase payments	1,117,209	436	326	—	2,753
Net transfers(1)	(515,799)	31,617	39,905	—	1,257,339
Transfers for policy loans	(186,105)	—	—	—	—
Policy charges	(1,179,944)	(103)	—	—	(2,107)
Contract terminations:
Surrender benefits	(927,172)	—	—	—	(1,012)
Death benefits	(3,292)	—	—	—	—
Units outstanding at end of year	18,336,293	32,615	40,231	—	1,256,973

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

24	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Man Vol Mod Gro, Cl 2(2)	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(230)	$(3,717)	$(6,664)	$(41,265)	$(2,833)
Net realized gain (loss) on sales of investments	9	55,432	96,923	527,277	24,376
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,171	(18,480)	(14,553)	187,669	21,010
Net increase (decrease) in net assets resulting from operations	950	33,235	75,706	673,681	42,553

Contract transactions
Contract purchase payments	1,040	46,442	43,648	357,289	32,884
Net transfers(1)	150,616	(50,198)	(168,407)	230,952	48,047
Transfers for policy loans	—	(7,817)	(6,912)	(28,024)	(4,286)
Policy charges	(778)	(15,788)	(18,390)	(165,051)	(7,634)
Contract terminations:
Surrender benefits	(20)	(35,297)	(19,173)	(390,201)	(7,318)
Death benefits	—	(1,680)	—	—	—
Increase (decrease) from contract transactions	150,858	(64,338)	(169,234)	4,965	61,693
Net assets at beginning of year	—	548,263	781,298	5,649,612	350,583
Net assets at end of year	$151,808	$517,160	$687,770	$6,328,258	$454,829

Accumulation unit activity
Units outstanding at beginning of year	—	258,627	493,623	3,432,664	176,500
Contract purchase payments	973	21,633	26,414	205,143	20,239
Net transfers(1)	150,100	(27,820)	(119,359)	81,076	29,841
Transfers for policy loans	—	(3,984)	(3,814)	(9,049)	(2,391)
Policy charges	(773)	(7,411)	(11,017)	(96,148)	(4,345)
Contract terminations:
Surrender benefits	—	(14,957)	(9,360)	(246,272)	(3,458)
Death benefits	—	(666)	—	—	—
Units outstanding at end of year	150,300	225,422	376,487	3,367,414	216,386

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc
Operations
Investment income (loss) — net	$(8,770)	$22,081	$(4,540)	$18	$28,124
Net realized gain (loss) on sales of investments	104,215	9,220	(37,858)	16	1,256
Distributions from capital gains	—	—	—	29	—
Net change in unrealized appreciation or depreciation of investments	(28,603)	70,783	(58,493)	(412)	(31,037)
Net increase (decrease) in net assets resulting from operations	66,842	102,084	(100,891)	(349)	(1,657)

Contract transactions
Contract purchase payments	87,102	125,102	49,738	5,853	65,588
Net transfers(1)	(18,271)	(286,600)	(29,364)	36,808	(78,684)
Transfers for policy loans	7,611	4,689	(5,191)	—	(19,189)
Policy charges	(38,064)	(115,206)	(16,282)	(1,504)	(32,191)
Contract terminations:
Surrender benefits	(71,131)	(75,576)	(21,489)	(154)	(55,404)
Death benefits	(4,304)	(2,422)	(4,028)	—	—
Increase (decrease) from contract transactions	(37,057)	(350,013)	(26,616)	41,003	(119,880)
Net assets at beginning of year	1,197,324	2,177,997	610,307	4,271	1,254,191
Net assets at end of year	$1,227,109	$1,930,068	$482,800	$44,925	$1,132,654

Accumulation unit activity
Units outstanding at beginning of year	475,471	1,842,389	750,620	4,137	964,365
Contract purchase payments	34,353	103,961	61,990	5,296	50,997
Net transfers(1)	(15,787)	(207,290)	(50,325)	36,507	(70,475)
Transfers for policy loans	67	4,091	(6,181)	—	(14,197)
Policy charges	(14,998)	(95,570)	(20,372)	(1,436)	(24,356)
Contract terminations:
Surrender benefits	(25,129)	(61,543)	(28,272)	—	(45,167)
Death benefits	(1,458)	(1,945)	(5,295)	—	—
Units outstanding at end of year	452,519	1,584,093	702,165	44,504	861,167

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	FTVIPT Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$(2,715)	$41,233	$(37,896)	$7,188	$(8,238)
Net realized gain (loss) on sales of investments	274,267	185,423	201,861	30,310	(47,444)
Distributions from capital gains	82,540	1,114	160,001	371	—
Net change in unrealized appreciation or depreciation of investments	56,457	166,309	47,071	(168,170)	416,837
Net increase (decrease) in net assets resulting from operations	410,549	394,079	371,037	(130,301)	361,155

Contract transactions
Contract purchase payments	280,030	212,857	273,481	75,014	189,582
Net transfers(1)	23,306	(83,028)	(140,996)	(19,450)	(73,614)
Transfers for policy loans	(34,771)	(19,119)	(68,156)	(12,556)	(36,144)
Policy charges	(110,869)	(154,499)	(244,913)	(46,398)	(95,925)
Contract terminations:
Surrender benefits	(157,563)	(344,394)	(472,679)	(100,932)	(158,828)
Death benefits	(15,530)	(3,740)	(4,178)	—	(4,380)
Increase (decrease) from contract transactions	(15,397)	(391,923)	(657,441)	(104,322)	(179,309)
Net assets at beginning of year	3,742,363	4,278,192	7,084,087	1,542,270	2,602,490
Net assets at end of year	$4,137,515	$4,280,348	$6,797,683	$1,307,647	$2,784,336

Accumulation unit activity
Units outstanding at beginning of year	2,518,822	2,176,353	2,417,602	913,532	1,271,454
Contract purchase payments	183,883	105,104	92,695	45,659	86,939
Net transfers(1)	(44,021)	(44,300)	(44,844)	(11,263)	(2,069)
Transfers for policy loans	(17,776)	(8,782)	(23,414)	(5,946)	(15,757)
Policy charges	(72,374)	(77,897)	(80,900)	(29,440)	(43,935)
Contract terminations:
Surrender benefits	(104,785)	(178,775)	(154,245)	(66,310)	(71,804)
Death benefits	(11,810)	(2,170)	(1,248)	—	(1,888)
Units outstanding at end of year	2,451,939	1,969,533	2,205,646	846,232	1,222,940

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$(171)	$22,769	$(3,813)	$273	$13,909
Net realized gain (loss) on sales of investments	(8)	107,036	169,108	5	355,329
Distributions from capital gains	—	10,228	192,328	—	1,089,289
Net change in unrealized appreciation or depreciation of investments	(1,599)	(19,745)	(364,833)	(143)	(668,419)
Net increase (decrease) in net assets resulting from operations	(1,778)	120,288	(7,210)	135	790,108

Contract transactions
Contract purchase payments	1,099	140,152	135,147	6,125	358,970
Net transfers(1)	113,008	(154,377)	(58,147)	9,636	(281,127)
Transfers for policy loans	260	(21,025)	(49,113)	—	(27,605)
Policy charges	(980)	(44,349)	(73,184)	(205)	(187,637)
Contract terminations:
Surrender benefits	(74)	(80,709)	(86,793)	(149)	(402,439)
Death benefits	—	—	—	—	(2,685)
Increase (decrease) from contract transactions	113,313	(160,308)	(132,090)	15,407	(542,523)
Net assets at beginning of year	77	1,963,630	2,679,398	77	6,468,665
Net assets at end of year	$111,612	$1,923,610	$2,540,098	$15,619	$6,716,250

Accumulation unit activity
Units outstanding at beginning of year	—	993,862	817,189	2	2,044,701
Contract purchase payments	805	69,245	42,880	5,872	108,469
Net transfers(1)	116,053	(70,569)	45,872	9,631	23,835
Transfers for policy loans	259	(9,735)	(15,510)	—	(3,028)
Policy charges	(1,012)	(21,863)	(23,562)	(199)	(58,316)
Contract terminations:
Surrender benefits	—	(41,450)	(27,563)	—	(118,138)
Death benefits	—	—	—	—	(967)
Units outstanding at end of year	116,105	919,490	839,306	15,306	1,996,556

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	GS VIT Multi-Strategy Alt, Advisor(2)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II
Operations
Investment income (loss) — net	$185	$297	$15,689	$(3,510)	$(11)
Net realized gain (loss) on sales of investments	(1)	8,757	166,431	12,513	1
Distributions from capital gains	3	56,427	102,229	—	260
Net change in unrealized appreciation or depreciation of investments	(376)	(42,205)	37,189	33,987	(92)
Net increase (decrease) in net assets resulting from operations	(189)	23,276	321,538	42,990	158

Contract transactions
Contract purchase payments	609	18,370	117,038	21,880	312
Net transfers(1)	18,217	(440)	26,964	43,257	12,532
Transfers for policy loans	—	197	(72,567)	78,453	—
Policy charges	(14)	(13,098)	(74,396)	(19,197)	(118)
Contract terminations:
Surrender benefits	(73)	(31,284)	(134,432)	(8,028)	(74)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	18,739	(26,255)	(137,393)	116,365	12,652
Net assets at beginning of year	—	413,821	2,232,009	460,105	74
Net assets at end of year	$18,550	$410,842	$2,416,154	$619,460	$12,884

Accumulation unit activity
Units outstanding at beginning of year	—	166,128	1,364,474	340,237	—
Contract purchase payments	240	7,300	68,241	15,820	12
Net transfers(1)	18,655	(753)	(32,135)	31,612	12,424
Transfers for policy loans	—	68	(49,373)	57,587	—
Policy charges	(15)	(5,253)	(42,486)	(13,864)	(113)
Contract terminations:
Surrender benefits	—	(11,537)	(89,066)	(5,786)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	18,880	155,953	1,219,655	425,606	12,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$1,690	$(2,122)	$6,003	$7,821	$(3,064)
Net realized gain (loss) on sales of investments	86,904	538,847	17,090	25,306	20,399
Distributions from capital gains	—	58,052	—	—	—
Net change in unrealized appreciation or depreciation of investments	(55,315)	263,814	46,262	(41,454)	12,815
Net increase (decrease) in net assets resulting from operations	33,279	858,591	69,355	(8,327)	30,150

Contract transactions
Contract purchase payments	12,369	576,931	30,519	66,906	22,143
Net transfers(1)	(254,672)	(297,812)	(10,386)	56,695	12,070
Transfers for policy loans	(1,311)	(98,687)	(6,073)	(9,852)	(6,390)
Policy charges	(9,844)	(553,805)	(17,376)	(27,843)	(14,889)
Contract terminations:
Surrender benefits	(12,147)	(694,438)	(22,082)	(16,239)	(14,121)
Death benefits	(15,325)	—	—	—	—
Increase (decrease) from contract transactions	(280,930)	(1,067,811)	(25,398)	69,667	(1,187)
Net assets at beginning of year	568,859	12,257,073	583,082	1,038,391	417,547
Net assets at end of year	$321,208	$12,047,853	$627,039	$1,099,731	$446,510

Accumulation unit activity
Units outstanding at beginning of year	420,619	4,661,952	414,866	743,209	314,081
Contract purchase payments	8,555	210,486	20,795	50,244	16,266
Net transfers(1)	(190,932)	(105,115)	(6,793)	43,667	8,189
Transfers for policy loans	(836)	(37,241)	(3,917)	(4,694)	(4,466)
Policy charges	(6,892)	(199,709)	(11,813)	(19,813)	(10,923)
Contract terminations:
Surrender benefits	(8,524)	(252,016)	(14,730)	(9,413)	(10,337)
Death benefits	(12,464)	—	—	—	—
Units outstanding at end of year	209,526	4,278,357	398,408	803,200	312,810

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
Operations
Investment income (loss) — net	$(2,953)	$699	$(2,927)	$(9,486)	$(3,387)
Net realized gain (loss) on sales of investments	19,677	(16,605)	18,463	185,729	46,085
Distributions from capital gains	28,833	22,773	35,875	78,241	41,956
Net change in unrealized appreciation or depreciation of investments	(10,904)	(11,354)	4,908	(165,273)	(22,674)
Net increase (decrease) in net assets resulting from operations	34,653	(4,487)	56,319	89,211	61,980

Contract transactions
Contract purchase payments	36,046	112,775	16,364	69,399	25,521
Net transfers(1)	(29,001)	199,587	8,663	(236,931)	(84,449)
Transfers for policy loans	—	—	(3,471)	(42,544)	(26,517)
Policy charges	(17,497)	(3,744)	(14,117)	(42,104)	(19,423)
Contract terminations:
Surrender benefits	(13,870)	(223)	(30,643)	(61,456)	(4,032)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(24,322)	308,395	(23,204)	(313,636)	(108,900)
Net assets at beginning of year	356,294	79	522,479	1,342,372	597,331
Net assets at end of year	$366,625	$303,987	$555,594	$1,117,947	$550,411

Accumulation unit activity
Units outstanding at beginning of year	182,496	—	256,740	1,164,173	411,724
Contract purchase payments	17,948	107,374	7,970	57,214	16,835
Net transfers(1)	(14,700)	198,480	526	(277,891)	(52,533)
Transfers for policy loans	—	—	(133)	(45,435)	(18,755)
Policy charges	(8,482)	(3,644)	(7,957)	(35,508)	(13,372)
Contract terminations:
Surrender benefits	(9,083)	—	(11,709)	(57,786)	(2,576)
Death benefits	—	—	—	—	—
Units outstanding at end of year	168,179	302,210	245,437	804,767	341,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$70,525	$175	$(8,484)	$(14,283)	$19,504
Net realized gain (loss) on sales of investments	(25,677)	(6)	192,086	71,492	169,821
Distributions from capital gains	315,286	2,413	112,315	433,354	66,252
Net change in unrealized appreciation or depreciation of investments	(757,185)	(2,896)	(106,996)	(681,364)	(44,070)
Net increase (decrease) in net assets resulting from operations	(397,051)	(314)	188,921	(190,801)	211,507

Contract transactions
Contract purchase payments	202,964	454	94,906	94,538	121,664
Net transfers(1)	(105,185)	45,842	(109,534)	(277,459)	(33,509)
Transfers for policy loans	(22,588)	41	(101,409)	(26,421)	(29,717)
Policy charges	(90,230)	(52)	(59,899)	(54,905)	(81,338)
Contract terminations:
Surrender benefits	(234,630)	(74)	(138,926)	(142,090)	(107,869)
Death benefits	(10,011)	—	—	—	—
Increase (decrease) from contract transactions	(259,680)	46,211	(314,862)	(406,337)	(130,769)
Net assets at beginning of year	3,382,953	78	2,060,366	2,235,762	1,701,118
Net assets at end of year	$2,726,222	$45,975	$1,934,425	$1,638,624	$1,781,856

Accumulation unit activity
Units outstanding at beginning of year	1,841,337	—	1,450,906	978,624	531,098
Contract purchase payments	113,968	156	68,432	45,328	37,063
Net transfers(1)	(56,867)	45,890	(102,687)	(153,066)	48,124
Transfers for policy loans	(11,085)	41	(70,331)	(10,634)	(11,128)
Policy charges	(50,554)	(52)	(44,281)	(24,879)	(23,990)
Contract terminations:
Surrender benefits	(130,961)	—	(90,318)	(65,944)	(28,832)
Death benefits	(6,166)	—	—	—	—
Units outstanding at end of year	1,699,672	46,035	1,211,721	769,429	552,335

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(2)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Operations
Investment income (loss) — net	$(575)	$(2,345)	$—	$886	$80,588
Net realized gain (loss) on sales of investments	9,963	8,558	—	30,030	12,554
Distributions from capital gains	—	43,982	—	43,698	—
Net change in unrealized appreciation or depreciation of investments	43,020	(47,694)	(6)	(63,750)	(47,474)
Net increase (decrease) in net assets resulting from operations	52,408	2,501	(6)	10,864	45,668

Contract transactions
Contract purchase payments	30,480	30,250	375	72,959	125,634
Net transfers(1)	44,248	(39,891)	—	14,690	(148,433)
Transfers for policy loans	(11,516)	(8,956)	—	(2,111)	(6,883)
Policy charges	(11,291)	(12,839)	—	(17,243)	(75,314)
Contract terminations:
Surrender benefits	(23,740)	(3,615)	—	(10,590)	(118,469)
Death benefits	(3,974)	—	—	—	(45,747)
Increase (decrease) from contract transactions	24,207	(35,051)	375	57,705	(269,212)
Net assets at beginning of year	395,871	307,059	—	869,671	2,648,904
Net assets at end of year	$472,486	$274,509	$369	$938,240	$2,425,360

Accumulation unit activity
Units outstanding at beginning of year	402,507	171,485	—	556,070	1,858,082
Contract purchase payments	29,038	18,492	—	47,392	86,737
Net transfers(1)	27,390	(20,264)	—	(2,333)	(90,968)
Transfers for policy loans	(11,992)	(3,545)	—	(1,466)	(4,590)
Policy charges	(10,739)	(7,407)	—	(11,378)	(51,758)
Contract terminations:
Surrender benefits	(24,460)	(1,932)	—	(7,162)	(81,766)
Death benefits	(4,271)	—	—	—	(32,320)
Units outstanding at end of year	407,473	156,829	—	581,123	1,683,417

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
Operations
Investment income (loss) — net	$(1,492)	$71,346	$219	$58,984	$29,532
Net realized gain (loss) on sales of investments	15,860	5,376	—	37,171	1,555
Distributions from capital gains	116,716	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(42,760)	(68,628)	(27)	76,950	(25,934)
Net increase (decrease) in net assets resulting from operations	88,324	8,094	192	173,105	5,153

Contract transactions
Contract purchase payments	58,474	182,409	8,244	31,324	21,277
Net transfers(1)	71,127	(748,634)	4,480	56,168	(4,020)
Transfers for policy loans	(7,803)	(6,511)	—	(7,855)	1,115
Policy charges	(28,263)	(76,860)	(103)	(23,820)	(20,570)
Contract terminations:
Surrender benefits	(11,998)	(107,299)	—	(12,077)	(25,550)
Death benefits	—	(13,238)	—	—	—
Increase (decrease) from contract transactions	81,537	(770,133)	12,621	43,740	(27,748)
Net assets at beginning of year	746,716	2,239,127	1,987	608,035	558,452
Net assets at end of year	$916,577	$1,477,088	$14,800	$824,880	$535,857

Accumulation unit activity
Units outstanding at beginning of year	445,897	1,618,816	—	280,176	251,364
Contract purchase payments	35,310	127,347	240	12,989	9,310
Net transfers(1)	37,240	(533,428)	4,399	24,626	(2,241)
Transfers for policy loans	(2,377)	(3,717)	—	(3,126)	556
Policy charges	(17,467)	(54,040)	(101)	(9,607)	(8,893)
Contract terminations:
Surrender benefits	(7,421)	(75,947)	—	(4,726)	(10,819)
Death benefits	—	(9,979)	—	—	—
Units outstanding at end of year	491,182	1,069,052	4,538	300,332	239,277

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
Operations
Investment income (loss) — net	$108	$(30,577)	$(1,523)	$(19,260)	$65,746
Net realized gain (loss) on sales of investments	9,015	320,203	22,979	65,612	18,200
Distributions from capital gains	—	—	—	201,106	—
Net change in unrealized appreciation or depreciation of investments	(27,648)	743,718	40,546	(371,143)	21,328
Net increase (decrease) in net assets resulting from operations	(18,525)	1,033,344	62,002	(123,685)	105,274

Contract transactions
Contract purchase payments	10,305	406,779	19,483	136,569	160,524
Net transfers(1)	95,508	(142,876)	35,958	(136,676)	(101,067)
Transfers for policy loans	(5,345)	(73,851)	(5,349)	(25,767)	(16,431)
Policy charges	(4,977)	(383,974)	(16,655)	(110,063)	(94,686)
Contract terminations:
Surrender benefits	(20,050)	(532,092)	(12,792)	(158,864)	(222,045)
Death benefits	—	(6,649)	—	—	—
Increase (decrease) from contract transactions	75,441	(732,663)	20,645	(294,801)	(273,705)
Net assets at beginning of year	189,917	8,506,896	456,263	2,962,346	2,953,465
Net assets at end of year	$246,833	$8,807,577	$538,910	$2,543,860	$2,785,034

Accumulation unit activity
Units outstanding at beginning of year	99,012	3,875,845	271,838	1,029,170	1,318,605
Contract purchase payments	5,569	177,021	11,062	50,215	70,244
Net transfers(1)	61,022	(64,972)	21,861	(49,341)	(44,097)
Transfers for policy loans	(2,811)	(32,466)	(2,939)	(10,155)	(7,806)
Policy charges	(2,723)	(166,989)	(9,514)	(38,857)	(41,007)
Contract terminations:
Surrender benefits	(10,477)	(230,823)	(7,496)	(55,350)	(95,909)
Death benefits	—	(3,081)	—	—	—
Units outstanding at end of year	149,592	3,554,535	284,812	925,682	1,200,030

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$(3)	$(61,139)	$(148,767)	$(6,514)	$(5,573)
Net realized gain (loss) on sales of investments	21	324,125	1,097,763	(4,469)	34,891
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(85)	158,835	(114,050)	69,950	(6,822)
Net increase (decrease) in net assets resulting from operations	(67)	421,821	834,946	58,967	22,496

Contract transactions
Contract purchase payments	467	1,312,447	1,146,158	43,324	115,276
Net transfers(1)	2,390	1,493,416	(285,123)	(41,903)	(155,387)
Transfers for policy loans	—	(101,666)	(89,280)	(1,635)	(4,872)
Policy charges	(21)	(215,071)	(442,796)	(27,629)	(77,161)
Contract terminations:
Surrender benefits	—	(298,672)	(895,845)	(22,560)	(35,521)
Death benefits	—	(26,467)	(56,103)	—	—
Increase (decrease) from contract transactions	2,836	2,163,987	(622,989)	(50,403)	(157,665)
Net assets at beginning of year	66	7,551,930	18,295,826	767,072	692,100
Net assets at end of year	$2,835	$10,137,738	$18,507,783	$775,636	$556,931

Accumulation unit activity
Units outstanding at beginning of year	—	5,304,369	12,589,733	605,837	593,855
Contract purchase payments	23	955,637	776,966	32,985	97,238
Net transfers(1)	3,171	1,034,244	75,868	(23,732)	(130,427)
Transfers for policy loans	—	(66,936)	(59,048)	(1,290)	(4,104)
Policy charges	(21)	(152,834)	(303,567)	(21,026)	(65,049)
Contract terminations:
Surrender benefits	—	(194,585)	(643,299)	(17,114)	(29,376)
Death benefits	—	(21,222)	(38,931)	—	—
Units outstanding at end of year	3,173	6,858,673	12,397,722	575,660	462,137

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(11,236)	$(181,771)	$(333,755)	$(172,355)	$(469,722)
Net realized gain (loss) on sales of investments	136,349	576,462	1,742,656	399,173	1,790,385
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(76,347)	521,895	270,607	726,361	1,183,396
Net increase (decrease) in net assets resulting from operations	48,766	916,586	1,679,508	953,179	2,504,059

Contract transactions
Contract purchase payments	76,586	2,110,060	2,766,747	2,973,067	4,363,303
Net transfers(1)	(1,329,781)	1,464,048	(1,143,121)	2,323,749	(380,039)
Transfers for policy loans	(1,839)	(79,444)	(294,931)	(626,886)	(581,725)
Policy charges	(79,350)	(712,569)	(1,660,722)	(630,627)	(1,487,416)
Contract terminations:
Surrender benefits	(46,949)	(1,189,310)	(1,289,822)	(596,158)	(1,582,549)
Death benefits	—	(21,639)	—	—	(14,089)
Increase (decrease) from contract transactions	(1,381,333)	1,571,146	(1,621,849)	3,443,145	317,485
Net assets at beginning of year	2,369,069	20,965,871	40,409,801	20,036,119	56,902,151
Net assets at end of year	$1,036,502	$23,453,603	$40,467,460	$24,432,443	$59,723,695

Accumulation unit activity
Units outstanding at beginning of year	2,038,548	15,914,092	30,537,913	14,646,848	40,845,460
Contract purchase payments	64,437	1,582,357	2,064,393	2,174,992	3,071,397
Net transfers(1)	(1,134,173)	1,227,039	(764,122)	1,664,087	(214,971)
Transfers for policy loans	(1,622)	(60,403)	(214,449)	(443,355)	(407,924)
Policy charges	(66,923)	(532,143)	(1,230,591)	(457,142)	(1,045,962)
Contract terminations:
Surrender benefits	(39,030)	(887,427)	(960,080)	(417,065)	(1,110,746)
Death benefits	—	(16,019)	—	—	(9,495)
Units outstanding at end of year	861,237	17,227,496	29,433,064	17,168,365	41,127,759

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2(2)	VP Multi-Mgr Int Rate Adapt, Cl 2(2)	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(19,935)	$(46,117)	$4	$3	$(5,730)
Net realized gain (loss) on sales of investments	70,574	206,470	—	—	87,809
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	50,637	48,239	(6)	(5)	(76,585)
Net increase (decrease) in net assets resulting from operations	101,276	208,592	(2)	(2)	5,494

Contract transactions
Contract purchase payments	167,438	354,082	374	375	38,443
Net transfers(1)	144,325	(260,254)	—	—	(34,531)
Transfers for policy loans	(46,199)	3,870	—	—	(24,558)
Policy charges	(129,899)	(354,320)	—	—	(19,584)
Contract terminations:
Surrender benefits	(132,612)	(59,897)	—	—	(25,055)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	3,053	(316,519)	374	375	(65,285)
Net assets at beginning of year	2,523,700	5,432,014	—	—	748,141
Net assets at end of year	$2,628,029	$5,324,087	$372	$373	$688,350

Accumulation unit activity
Units outstanding at beginning of year	2,034,426	4,374,835	—	—	283,758
Contract purchase payments	132,605	279,827	—	—	14,726
Net transfers(1)	113,695	(205,501)	—	—	(6,598)
Transfers for policy loans	(36,936)	2,585	—	—	(9,365)
Policy charges	(102,415)	(279,029)	—	—	(7,732)
Contract terminations:
Surrender benefits	(104,895)	(46,504)	—	—	(9,938)
Death benefits	—	—	—	—	—
Units outstanding at end of year	2,036,480	4,126,213	—	—	264,851

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

38	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	Wanger Intl	Wanger USA	WF Adv VT Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(2,989)	$(1,063)	$35,937	$(46,192)	$22,251
Net realized gain (loss) on sales of investments	18,349	16,514	124,157	357,438	11,235
Distributions from capital gains	—	—	613,425	749,948	25,877
Net change in unrealized appreciation or depreciation of investments	21,290	(921)	(1,044,049)	(829,841)	(128,686)
Net increase (decrease) in net assets resulting from operations	36,650	14,530	(270,530)	231,353	(69,323)

Contract transactions
Contract purchase payments	30,017	10,224	348,852	356,970	61,933
Net transfers(1)	(25,692)	(7,922)	(127,084)	(391,372)	(15,487)
Transfers for policy loans	(2,383)	(4,212)	(125,698)	(171,592)	(15,010)
Policy charges	(8,666)	(4,454)	(168,575)	(204,424)	(29,431)
Contract terminations:
Surrender benefits	(2,372)	(13,103)	(168,755)	(245,775)	(27,154)
Death benefits	—	—	(5,051)	(17,565)	—
Increase (decrease) from contract transactions	(9,096)	(19,467)	(246,311)	(673,758)	(25,149)
Net assets at beginning of year	343,979	139,218	5,674,565	6,464,790	1,152,361
Net assets at end of year	$371,533	$134,281	$5,157,724	$6,022,385	$1,057,889

Accumulation unit activity
Units outstanding at beginning of year	287,214	76,603	2,189,083	2,186,158	666,196
Contract purchase payments	24,990	5,671	137,250	122,724	36,988
Net transfers(1)	(26,631)	(7,113)	22,574	(16,302)	(10,049)
Transfers for policy loans	(2,090)	(2,033)	(45,968)	(58,025)	(8,895)
Policy charges	(6,956)	(2,351)	(66,040)	(71,303)	(17,586)
Contract terminations:
Surrender benefits	(1,337)	(6,791)	(64,726)	(82,468)	(16,298)
Death benefits	—	—	(1,943)	(6,117)	—
Units outstanding at end of year	275,190	63,986	2,170,230	2,074,667	650,356

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(6,989)	$(6,303)
Net realized gain (loss) on sales of investments	78,653	45,448
Distributions from capital gains	—	72,426
Net change in unrealized appreciation or depreciation of investments	13,810	(134,714)
Net increase (decrease) in net assets resulting from operations	85,474	(23,143)

Contract transactions
Contract purchase payments	66,273	58,410
Net transfers(1)	(30,548)	(46,847)
Transfers for policy loans	(17,609)	(2,774)
Policy charges	(25,686)	(24,809)
Contract terminations:
Surrender benefits	(42,762)	(17,449)
Death benefits	—	—
Increase (decrease) from contract transactions	(50,332)	(33,469)
Net assets at beginning of year	920,674	846,113
Net assets at end of year	$955,816	$789,501

Accumulation unit activity
Units outstanding at beginning of year	370,788	279,419
Contract purchase payments	26,813	23,401
Net transfers(1)	(12,199)	39,012
Transfers for policy loans	(6,823)	(948)
Policy charges	(10,193)	(9,369)
Contract terminations:
Surrender benefits	(16,723)	(5,500)
Death benefits	—	—
Units outstanding at end of year	351,663	326,015

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	AC VP Intl, Cl I	AC VP Val, Cl I
Operations
Investment income (loss) — net	$2,400	$165,856	$(990)	$9,203	$33,608
Net realized gain (loss) on sales of investments	35,347	(44,776)	11,561	36,471	117,772
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	374,842	517,670	31,500	140,803	848,407
Net increase (decrease) in net assets resulting from operations	412,589	638,750	42,071	186,477	999,787

Contract transactions
Contract purchase payments	109,791	335,980	5,282	38,531	204,447
Net transfers(1)	421,764	(210,424)	15,068	(19,919)	(176,735)
Transfers for policy loans	(10,942)	(38,502)	(796)	(18,054)	(33,499)
Policy charges	(40,139)	(119,386)	(6,530)	(29,049)	(134,704)
Contract terminations:
Surrender benefits	(71,527)	(149,703)	(9,701)	(29,389)	(324,159)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	408,947	(182,035)	3,323	(57,880)	(464,650)
Net assets at beginning of year	1,161,276	3,068,850	106,200	882,947	3,444,266
Net assets at end of year	$1,982,812	$3,525,565	$151,594	$1,011,544	$3,979,403

Accumulation unit activity
Units outstanding at beginning of year	787,546	2,268,084	84,607	705,402	1,873,080
Contract purchase payments	62,906	228,790	3,643	26,007	96,652
Net transfers(1)	227,570	(158,578)	13,618	(31,963)	(66,570)
Transfers for policy loans	(6,005)	(28,317)	(681)	(14,148)	(13,518)
Policy charges	(23,318)	(80,867)	(4,243)	(20,472)	(62,882)
Contract terminations:
Surrender benefits	(40,495)	(102,104)	(4,558)	(23,216)	(151,504)
Death benefits	—	—	—	—	—
Units outstanding at end of year	1,008,204	2,127,008	92,386	641,610	1,675,258

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3
Operations
Investment income (loss) — net	$1,176	$(126,704)	$(27,323)	$357,767	$(103,657)
Net realized gain (loss) on sales of investments	14,126	391,272	147	7,644	490,741
Distributions from capital gains	34,907	—	—	440,157	—
Net change in unrealized appreciation or depreciation of investments	8,306	2,414,027	(148)	(1,132,923)	2,404,890
Net increase (decrease) in net assets resulting from operations	58,515	2,678,595	(27,324)	(327,355)	2,791,974

Contract transactions
Contract purchase payments	29,634	971,029	497,326	811,367	803,319
Net transfers(1)	40,959	(86,672)	(291,050)	(1,548,362)	(650,039)
Transfers for policy loans	381	(102,662)	(10,249)	(145,851)	(202,710)
Policy charges	(26,764)	(1,078,483)	(321,731)	(493,710)	(501,762)
Contract terminations:
Surrender benefits	(18,658)	(800,710)	(103,920)	(624,191)	(489,909)
Death benefits	—	(2,660)	—	(7,299)	(7,317)
Increase (decrease) from contract transactions	25,552	(1,100,158)	(229,624)	(2,008,046)	(1,048,418)
Net assets at beginning of year	331,186	13,722,162	3,706,358	11,262,117	11,330,519
Net assets at end of year	$415,253	$15,300,599	$3,449,410	$8,926,716	$13,074,075

Accumulation unit activity
Units outstanding at beginning of year	265,454	11,356,889	3,462,658	6,907,584	6,399,096
Contract purchase payments	21,731	728,003	457,462	500,166	398,960
Net transfers(1)	26,256	(120,368)	(214,255)	(893,190)	(289,473)
Transfers for policy loans	381	(78,197)	(8,408)	(90,395)	(100,120)
Policy charges	(20,269)	(812,885)	(302,637)	(305,497)	(248,868)
Contract terminations:
Surrender benefits	(14,160)	(597,351)	(98,505)	(385,474)	(245,252)
Death benefits	—	(1,983)	—	(4,386)	(3,588)
Units outstanding at end of year	279,393	10,474,108	3,296,315	5,728,808	5,910,755

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3
Operations
Investment income (loss) — net	$(6,704)	$123,321	$193,962	$25,067	$113,980
Net realized gain (loss) on sales of investments	29,802	(16,664)	93,851	(10,198)	(24,910)
Distributions from capital gains	—	17,363	—	20,993	89,633
Net change in unrealized appreciation or depreciation of investments	(99,757)	(355,176)	(117,798)	(31,801)	(141,336)
Net increase (decrease) in net assets resulting from operations	(76,659)	(231,156)	170,015	4,061	37,367

Contract transactions
Contract purchase payments	233,218	137,084	188,624	19,314	37,049
Net transfers(1)	(39,322)	(185,031)	(233,876)	434,932	(89,865)
Transfers for policy loans	(19,360)	(18,559)	(28,191)	(12,708)	(1,906)
Policy charges	(106,393)	(92,638)	(122,345)	(8,974)	(26,977)
Contract terminations:
Surrender benefits	(122,038)	(145,637)	(171,919)	(2,041)	(29,824)
Death benefits	—	—	(894)	—	—
Increase (decrease) from contract transactions	(53,895)	(304,781)	(368,601)	430,523	(111,523)
Net assets at beginning of year	3,011,780	2,826,154	3,545,993	77	964,565
Net assets at end of year	$2,881,226	$2,290,217	$3,347,407	$434,661	$890,409

Accumulation unit activity
Units outstanding at beginning of year	1,037,709	1,514,443	1,620,562	—	584,560
Contract purchase payments	82,483	76,621	84,302	21,752	21,930
Net transfers(1)	16,752	(79,240)	(72,389)	487,990	(56,931)
Transfers for policy loans	(7,329)	(10,173)	(13,299)	(14,404)	(1,082)
Policy charges	(37,414)	(52,046)	(54,675)	(10,192)	(16,014)
Contract terminations:
Surrender benefits	(44,072)	(81,321)	(76,821)	(2,322)	(17,969)
Death benefits	—	—	(395)	—	—
Units outstanding at end of year	1,048,129	1,368,284	1,487,285	482,824	514,494

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 3	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$54,340	$(13,718)	$(190,313)	$(4,170)	$(5,010)
Net realized gain (loss) on sales of investments	286,385	109,513	660,016	40,795	15,909
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,005,073	339,035	5,741,812	103,065	158,847
Net increase (decrease) in net assets resulting from operations	1,345,798	434,830	6,211,515	139,690	169,746

Contract transactions
Contract purchase payments	419,587	110,829	1,573,161	50,530	47,241
Net transfers(1)	(316,418)	(103,790)	(520,807)	(87,870)	264,382
Transfers for policy loans	(45,135)	(18,028)	(134,083)	(8,244)	(2,629)
Policy charges	(386,911)	(57,796)	(1,481,153)	(17,574)	(16,865)
Contract terminations:
Surrender benefits	(393,106)	(53,757)	(1,088,094)	(27,768)	(7,536)
Death benefits	(24)	(716)	(66)	—	—
Increase (decrease) from contract transactions	(722,007)	(123,258)	(1,651,042)	(90,926)	284,593
Net assets at beginning of year	6,774,075	1,537,520	19,823,477	499,499	326,959
Net assets at end of year	$7,397,866	$1,849,092	$24,383,950	$548,263	$781,298

Accumulation unit activity
Units outstanding at beginning of year	7,793,877	1,970,498	21,880,542	309,830	281,408
Contract purchase payments	437,079	124,047	1,501,448	28,031	34,714
Net transfers(1)	(388,170)	(204,135)	(766,915)	(49,277)	197,818
Transfers for policy loans	(44,838)	(17,116)	(104,711)	(4,472)	(2,113)
Policy charges	(409,406)	(63,096)	(1,441,642)	(9,682)	(12,148)
Contract terminations:
Surrender benefits	(421,717)	(59,304)	(1,037,262)	(15,803)	(6,056)
Death benefits	(24)	(956)	(64)	—	—
Units outstanding at end of year	6,966,801	1,749,938	20,031,396	258,627	493,623

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Operations
Investment income (loss) — net	$(40,558)	$(1,598)	$(7,799)	$(4,694)	$(5,340)
Net realized gain (loss) on sales of investments	375,497	11,727	96,594	8,985	(41,448)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,023,060	63,225	289,997	(71,443)	(31,575)
Net increase (decrease) in net assets resulting from operations	1,357,999	73,354	378,792	(67,152)	(78,363)

Contract transactions
Contract purchase payments	322,417	6,564	61,891	140,208	59,447
Net transfers(1)	(10,810)	133,921	15,942	(401,396)	(32,721)
Transfers for policy loans	(47,379)	(4,073)	(7,911)	(2,795)	(3,395)
Policy charges	(171,697)	(4,493)	(31,768)	(130,002)	(21,765)
Contract terminations:
Surrender benefits	(439,478)	(847)	(18,612)	(147,050)	(6,026)
Death benefits	—	—	—	(3,627)	—
Increase (decrease) from contract transactions	(346,947)	131,072	19,542	(544,662)	(4,460)
Net assets at beginning of year	4,638,560	146,157	798,990	2,789,811	693,130
Net assets at end of year	$5,649,612	$350,583	$1,197,324	$2,177,997	$610,307

Accumulation unit activity
Units outstanding at beginning of year	3,867,331	109,451	489,310	2,255,881	775,080
Contract purchase payments	226,393	4,734	29,983	116,099	71,754
Net transfers(1)	(168,182)	68,364	(11,774)	(296,940)	(58,278)
Transfers for policy loans	(40,600)	(2,337)	(6,855)	(2,423)	(4,136)
Policy charges	(122,966)	(3,052)	(15,388)	(107,947)	(26,173)
Contract terminations:
Surrender benefits	(329,312)	(660)	(9,805)	(119,400)	(7,627)
Death benefits	—	—	—	(2,881)	—
Units outstanding at end of year	3,432,664	176,500	475,471	1,842,389	750,620

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$31,163	$826	$42,157	$(20,323)	$7,380
Net realized gain (loss) on sales of investments	4,857	130,022	231,652	264,236	14,200
Distributions from capital gains	6,812	978	—	825,313	5,245
Net change in unrealized appreciation or depreciation of investments	(9,780)	718,916	829,241	848,322	335,435
Net increase (decrease) in net assets resulting from operations	33,052	850,742	1,103,050	1,917,548	362,260

Contract transactions
Contract purchase payments	59,496	199,445	237,038	285,438	78,683
Net transfers(1)	247,853	36,542	(177,360)	(267,090)	(15,194)
Transfers for policy loans	(8,265)	(32,274)	(71,279)	(41,622)	(18,448)
Policy charges	(33,092)	(103,099)	(156,757)	(245,378)	(46,702)
Contract terminations:
Surrender benefits	(75,970)	(76,238)	(262,350)	(372,195)	(128,743)
Death benefits	—	(801)	—	(1,143)	—
Increase (decrease) from contract transactions	190,022	23,575	(430,708)	(641,990)	(130,404)
Net assets at beginning of year	1,031,117	2,868,046	3,605,850	5,808,529	1,310,414
Net assets at end of year	$1,254,191	$3,742,363	$4,278,192	$7,084,087	$1,542,270

Accumulation unit activity
Units outstanding at beginning of year	825,958	2,535,376	2,588,197	2,623,266	1,037,639
Contract purchase payments	45,925	155,987	143,297	113,419	54,242
Net transfers(1)	188,571	(3,993)	(268,129)	(60,618)	(37,873)
Transfers for policy loans	(6,855)	(24,968)	(46,081)	(17,190)	(12,875)
Policy charges	(26,122)	(81,341)	(95,379)	(95,215)	(32,847)
Contract terminations:
Surrender benefits	(63,112)	(61,539)	(145,552)	(145,627)	(94,754)
Death benefits	—	(700)	—	(433)	—
Units outstanding at end of year	964,365	2,518,822	2,176,353	2,417,602	913,532

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$101,502	$22,142	$11,435	$3,276	$1,044
Net realized gain (loss) on sales of investments	(110,971)	39,268	140,040	269,280	24,123
Distributions from capital gains	—	—	39,927	489,741	47,263
Net change in unrealized appreciation or depreciation of investments	53,071	358,194	523,096	824,868	40,888
Net increase (decrease) in net assets resulting from operations	43,602	419,604	714,498	1,587,165	113,318

Contract transactions
Contract purchase payments	207,942	149,514	154,936	377,565	22,653
Net transfers(1)	(74,092)	(35,264)	(54,328)	36,507	(10,763)
Transfers for policy loans	(8,759)	(24,360)	(18,854)	(105,148)	(21,019)
Policy charges	(102,457)	(45,511)	(74,323)	(187,373)	(12,975)
Contract terminations:
Surrender benefits	(140,807)	(37,831)	(127,399)	(309,733)	(21,048)
Death benefits	—	—	(3,230)	—	—
Increase (decrease) from contract transactions	(118,173)	6,548	(123,198)	(188,182)	(43,152)
Net assets at beginning of year	2,677,061	1,537,478	2,088,098	5,069,682	343,655
Net assets at end of year	$2,602,490	$1,963,630	$2,679,398	$6,468,665	$413,821

Accumulation unit activity
Units outstanding at beginning of year	1,306,209	980,793	839,267	2,055,368	189,884
Contract purchase payments	98,847	84,114	54,055	130,274	10,474
Net transfers(1)	(14,404)	(10,707)	6,696	75,118	(9,540)
Transfers for policy loans	(4,371)	(13,812)	(6,759)	(38,660)	(8,884)
Policy charges	(48,718)	(25,634)	(25,902)	(65,507)	(5,998)
Contract terminations:
Surrender benefits	(66,109)	(20,892)	(49,053)	(111,892)	(9,808)
Death benefits	—	—	(1,115)	—	—
Units outstanding at end of year	1,271,454	993,862	817,189	2,044,701	166,128

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$6,614	$(920)	$3,187	$59,597	$8,021
Net realized gain (loss) on sales of investments	113,789	14,939	17,526	502,172	23,965
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	508,633	119,893	105,954	2,302,756	79,452
Net increase (decrease) in net assets resulting from operations	629,036	133,912	126,667	2,864,525	111,438

Contract transactions
Contract purchase payments	125,820	23,709	13,416	618,480	23,859
Net transfers(1)	(63,492)	(43,943)	210,328	(528,967)	156,345
Transfers for policy loans	(34,657)	(6,265)	(1,686)	(99,349)	3,263
Policy charges	(74,368)	(18,126)	(11,277)	(576,942)	(17,916)
Contract terminations:
Surrender benefits	(158,452)	(18,581)	(23,068)	(651,980)	(22,503)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(205,149)	(63,206)	187,713	(1,238,758)	143,048
Net assets at beginning of year	1,808,122	389,399	254,479	10,631,306	328,596
Net assets at end of year	$2,232,009	$460,105	$568,859	$12,257,073	$583,082

Accumulation unit activity
Units outstanding at beginning of year	1,561,057	401,163	251,107	5,164,347	304,179
Contract purchase payments	94,793	21,335	11,342	262,541	18,830
Net transfers(1)	(107,722)	(42,906)	188,579	(206,904)	121,386
Transfers for policy loans	(26,922)	(6,319)	(1,066)	(41,876)	2,609
Policy charges	(53,385)	(16,318)	(9,422)	(242,970)	(14,275)
Contract terminations:
Surrender benefits	(103,347)	(16,718)	(19,921)	(273,186)	(17,863)
Death benefits	—	—	—	—	—
Units outstanding at end of year	1,364,474	340,237	420,619	4,661,952	414,866

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv
Operations
Investment income (loss) — net	$2,861	$(1,191)	$(2,836)	$(1,237)	$(9,361)
Net realized gain (loss) on sales of investments	43,701	8,821	22,636	44,554	68,394
Distributions from capital gains	—	—	26,424	—	—
Net change in unrealized appreciation or depreciation of investments	109,441	102,910	25,522	88,343	288,077
Net increase (decrease) in net assets resulting from operations	156,003	110,540	71,746	131,660	347,110

Contract transactions
Contract purchase payments	53,488	21,828	37,830	21,966	74,981
Net transfers(1)	(23,128)	8,885	(49,955)	(81,409)	(55,787)
Transfers for policy loans	(10,047)	(12,117)	(3,228)	15,473	3,074
Policy charges	(27,577)	(14,054)	(18,756)	(14,430)	(42,765)
Contract terminations:
Surrender benefits	(38,437)	(16,866)	(7,222)	(15,428)	(32,292)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(45,701)	(12,324)	(41,331)	(73,828)	(52,789)
Net assets at beginning of year	928,089	319,331	325,879	464,647	1,048,051
Net assets at end of year	$1,038,391	$417,547	$356,294	$522,479	$1,342,372

Accumulation unit activity
Units outstanding at beginning of year	800,823	326,829	207,462	322,319	1,259,407
Contract purchase payments	43,732	19,127	22,127	12,943	79,452
Net transfers(1)	(42,708)	5,509	(29,988)	(65,029)	(97,304)
Transfers for policy loans	(8,864)	(9,989)	(1,779)	7,178	379
Policy charges	(21,913)	(12,323)	(10,863)	(9,613)	(43,569)
Contract terminations:
Surrender benefits	(27,861)	(15,072)	(4,463)	(11,058)	(34,192)
Death benefits	—	—	—	—	—
Units outstanding at end of year	743,209	314,081	182,496	256,740	1,164,173

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$(900)	$74,260	$(6,798)	$(14,496)	$20,727
Net realized gain (loss) on sales of investments	27,501	(42,074)	175,351	63,439	43,526
Distributions from capital gains	—	—	63,341	16,104	30,279
Net change in unrealized appreciation or depreciation of investments	112,292	378,880	276,291	561,172	177,012
Net increase (decrease) in net assets resulting from operations	138,893	411,066	508,185	626,219	271,544

Contract transactions
Contract purchase payments	33,992	220,805	93,571	94,440	101,813
Net transfers(1)	(15,642)	(367,476)	(192,356)	121,532	55,933
Transfers for policy loans	(13,514)	(40,141)	(22,253)	1,839	(9,340)
Policy charges	(20,511)	(100,958)	(67,198)	(60,353)	(67,862)
Contract terminations:
Surrender benefits	(19,756)	(84,965)	(166,555)	(81,517)	(37,753)
Death benefits	—	(1,290)	—	—	—
Increase (decrease) from contract transactions	(35,431)	(374,025)	(354,791)	75,941	42,791
Net assets at beginning of year	493,869	3,345,912	1,906,972	1,533,602	1,386,783
Net assets at end of year	$597,331	$3,382,953	$2,060,366	$2,235,762	$1,701,118

Accumulation unit activity
Units outstanding at beginning of year	447,604	2,086,079	1,833,238	945,756	490,925
Contract purchase payments	27,498	133,231	80,588	49,498	32,846
Net transfers(1)	(19,308)	(240,937)	(227,720)	51,858	43,403
Transfers for policy loans	(10,964)	(24,163)	(22,058)	353	(2,974)
Policy charges	(16,757)	(60,743)	(59,159)	(30,305)	(21,782)
Contract terminations:
Surrender benefits	(16,349)	(51,290)	(153,983)	(38,536)	(11,320)
Death benefits	—	(840)	—	—	—
Units outstanding at end of year	411,724	1,841,337	1,450,906	978,624	531,098

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Operations
Investment income (loss) — net	$7,590	$(1,467)	$2,590	$117,298	$(897)
Net realized gain (loss) on sales of investments	9,397	5,280	44,237	29,382	32,867
Distributions from capital gains	—	5,756	—	—	6,484
Net change in unrealized appreciation or depreciation of investments	(14,924)	73,007	114,129	(186,056)	130,143
Net increase (decrease) in net assets resulting from operations	2,063	82,576	160,956	(39,376)	168,597

Contract transactions
Contract purchase payments	28,624	19,025	47,230	138,070	53,252
Net transfers(1)	106,416	(26,282)	199,439	(349,663)	200,595
Transfers for policy loans	987	(424)	(3,957)	(39,634)	(1,542)
Policy charges	(10,383)	(11,995)	(13,817)	(90,394)	(18,478)
Contract terminations:
Surrender benefits	(9,939)	(14,853)	(114,901)	(105,205)	(13,044)
Death benefits	—	—	—	(973)	—
Increase (decrease) from contract transactions	115,705	(34,529)	113,994	(447,799)	220,783
Net assets at beginning of year	278,103	259,012	594,721	3,136,079	357,336
Net assets at end of year	$395,871	$307,059	$869,671	$2,648,904	$746,716

Accumulation unit activity
Units outstanding at beginning of year	280,477	206,425	510,130	2,172,228	311,646
Contract purchase payments	28,405	13,667	36,392	96,025	39,055
Net transfers(1)	113,405	(30,418)	114,011	(244,529)	119,772
Transfers for policy loans	1,081	(307)	(1,601)	(27,782)	(1,952)
Policy charges	(10,585)	(8,200)	(10,558)	(63,131)	(13,130)
Contract terminations:
Surrender benefits	(10,276)	(9,682)	(92,304)	(74,056)	(9,494)
Death benefits	—	—	—	(673)	—
Units outstanding at end of year	402,507	171,485	556,070	1,858,082	445,897

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	PIMCO VIT All Asset, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA
Operations
Investment income (loss) — net	$96,477	$919	$37,996	$658	$(10,757)
Net realized gain (loss) on sales of investments	29,679	21,288	6,807	2,410	148,187
Distributions from capital gains	—	13,415	—	—	—
Net change in unrealized appreciation or depreciation of investments	(161,658)	119,131	(4,555)	31,530	2,205,373
Net increase (decrease) in net assets resulting from operations	(35,502)	154,753	40,248	34,598	2,342,803

Contract transactions
Contract purchase payments	189,679	23,394	22,937	7,319	448,096
Net transfers(1)	(1,141,944)	118,271	(72,926)	48,899	(375,639)
Transfers for policy loans	(24,726)	(5,205)	(575)	(1,018)	(74,096)
Policy charges	(122,750)	(19,271)	(23,130)	(3,902)	(386,400)
Contract terminations:
Surrender benefits	(199,647)	(3,874)	(69,370)	(6,278)	(371,245)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(1,299,388)	113,315	(143,064)	45,020	(759,284)
Net assets at beginning of year	3,574,017	339,967	661,268	110,299	6,923,377
Net assets at end of year	$2,239,127	$608,035	$558,452	$189,917	$8,506,896

Accumulation unit activity
Units outstanding at beginning of year	2,578,108	212,897	310,500	73,154	4,280,581
Contract purchase payments	137,646	12,266	10,489	4,328	240,922
Net transfers(1)	(841,024)	69,522	(26,697)	28,073	(204,223)
Transfers for policy loans	(18,024)	(2,502)	(364)	(589)	(37,542)
Policy charges	(89,197)	(10,038)	(10,506)	(2,324)	(207,754)
Contract terminations:
Surrender benefits	(148,693)	(1,969)	(32,058)	(3,630)	(196,139)
Death benefits	—	—	—	—	—
Units outstanding at end of year	1,618,816	280,176	251,364	99,012	3,875,845

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(333)	$(6,511)	$75,883	$(44,940)	$(144,013)
Net realized gain (loss) on sales of investments	18,475	86,812	(63,304)	150,857	794,109
Distributions from capital gains	—	75,020	—	—	—
Net change in unrealized appreciation or depreciation of investments	97,867	361,940	465,891	921,505	2,360,900
Net increase (decrease) in net assets resulting from operations	116,009	517,261	478,470	1,027,422	3,010,996

Contract transactions
Contract purchase payments	21,200	150,728	174,566	775,330	1,340,243
Net transfers(1)	(13,511)	(375,615)	(238,584)	1,735,821	279,833
Transfers for policy loans	(4,043)	(15,209)	(44,947)	36,502	(84,563)
Policy charges	(14,876)	(118,395)	(99,454)	(161,990)	(426,744)
Contract terminations:
Surrender benefits	(6,310)	(132,002)	(116,512)	(138,210)	(1,032,162)
Death benefits	—	(1,143)	—	—	—
Increase (decrease) from contract transactions	(17,540)	(491,636)	(324,931)	2,247,453	76,607
Net assets at beginning of year	357,794	2,936,721	2,799,926	4,277,055	15,208,223
Net assets at end of year	$456,263	$2,962,346	$2,953,465	$7,551,930	$18,295,826

Accumulation unit activity
Units outstanding at beginning of year	288,917	1,198,940	1,456,754	3,519,648	12,494,203
Contract purchase payments	14,809	59,254	84,085	599,603	1,011,637
Net transfers(1)	(13,940)	(125,639)	(98,197)	1,390,989	241,242
Transfers for policy loans	(2,860)	(6,578)	(21,324)	27,191	(61,820)
Policy charges	(10,428)	(44,939)	(47,247)	(126,409)	(320,487)
Contract terminations:
Surrender benefits	(4,660)	(51,456)	(55,466)	(106,653)	(775,042)
Death benefits	—	(412)	—	—	—
Units outstanding at end of year	271,838	1,029,170	1,318,605	5,304,369	12,589,733

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(8,269)	$(6,408)	$(24,921)	$(155,717)	$(352,707)
Net realized gain (loss) on sales of investments	(23,543)	31,408	115,151	236,393	1,692,376
Distributions from capital gains	33,719	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(64,165)	(8,110)	(26,434)	1,706,719	2,769,068
Net increase (decrease) in net assets resulting from operations	(62,258)	16,890	63,796	1,787,395	4,108,737

Contract transactions
Contract purchase payments	58,693	150,010	274,916	2,115,506	3,122,873
Net transfers(1)	(284,725)	(301,778)	(690,852)	3,383,587	(3,647,703)
Transfers for policy loans	(6,024)	(4,801)	(17,236)	(45,744)	(251,919)
Policy charges	(32,541)	(76,153)	(162,135)	(601,960)	(1,699,615)
Contract terminations:
Surrender benefits	(34,629)	(10,027)	(200,648)	(869,500)	(1,630,119)
Death benefits	—	—	—	—	(2,625)
Increase (decrease) from contract transactions	(299,226)	(242,749)	(795,955)	3,981,889	(4,109,108)
Net assets at beginning of year	1,128,556	917,959	3,101,228	15,196,587	40,410,172
Net assets at end of year	$767,072	$692,100	$2,369,069	$20,965,871	$40,409,801

Accumulation unit activity
Units outstanding at beginning of year	833,343	806,445	2,726,749	12,708,522	33,766,345
Contract purchase payments	44,260	130,232	239,722	1,693,893	2,482,457
Net transfers(1)	(216,518)	(263,693)	(599,952)	2,718,938	(2,872,840)
Transfers for policy loans	(4,398)	(4,245)	(13,086)	(36,583)	(200,806)
Policy charges	(24,594)	(66,147)	(140,932)	(479,855)	(1,348,820)
Contract terminations:
Surrender benefits	(26,256)	(8,737)	(173,953)	(690,823)	(1,286,366)
Death benefits	—	—	—	—	(2,057)
Units outstanding at end of year	605,837	593,855	2,038,548	15,914,092	30,537,913

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(127,311)	$(437,027)	$(21,529)	$(51,831)	$(5,928)
Net realized gain (loss) on sales of investments	314,656	1,591,171	99,739	326,145	60,820
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,024,538	6,209,645	80,143	93,782	139,934
Net increase (decrease) in net assets resulting from operations	2,211,883	7,363,789	158,353	368,096	194,826

Contract transactions
Contract purchase payments	2,476,181	4,689,677	235,323	476,263	49,050
Net transfers(1)	4,412,835	723,153	(34,789)	(1,469,880)	(19,173)
Transfers for policy loans	(242,539)	(178,343)	(104,861)	16,970	(10,890)
Policy charges	(485,460)	(1,399,794)	(134,688)	(392,546)	(21,522)
Contract terminations:
Surrender benefits	(596,964)	(1,989,810)	(106,766)	(171,307)	(51,227)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	5,564,053	1,844,883	(145,781)	(1,540,500)	(53,762)
Net assets at beginning of year	12,260,183	47,693,479	2,511,128	6,604,418	607,077
Net assets at end of year	$20,036,119	$56,902,151	$2,523,700	$5,432,014	$748,141

Accumulation unit activity
Units outstanding at beginning of year	10,136,985	39,344,337	2,154,182	5,650,077	305,897
Contract purchase payments	1,951,376	3,609,290	195,431	396,204	21,419
Net transfers(1)	3,583,177	627,021	(30,914)	(1,218,864)	(7,178)
Transfers for policy loans	(188,540)	(133,159)	(85,079)	14,427	(4,631)
Policy charges	(377,946)	(1,074,105)	(112,029)	(325,398)	(9,358)
Contract terminations:
Surrender benefits	(458,204)	(1,527,924)	(87,165)	(141,611)	(22,391)
Death benefits	—	—	—	—	—
Units outstanding at end of year	14,646,848	40,845,460	2,034,426	4,374,835	283,758

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	Wanger Intl	Wanger USA	WF Adv VT Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(3,276)	$(1,016)	$90,260	$(40,329)	$15,281
Net realized gain (loss) on sales of investments	54,737	15,450	115,966	273,840	42,748
Distributions from capital gains	—	—	335,994	509,804	53,723
Net change in unrealized appreciation or depreciation of investments	38,992	22,589	434,028	918,743	73,746
Net increase (decrease) in net assets resulting from operations	90,453	37,023	976,248	1,662,058	185,498

Contract transactions
Contract purchase payments	32,762	6,862	343,225	364,137	76,938
Net transfers(1)	(129,946)	11,807	149,860	(352,850)	(3,376)
Transfers for policy loans	(9,259)	(901)	(75,268)	(68,269)	(19,189)
Policy charges	(10,134)	(4,036)	(173,980)	(208,553)	(31,163)
Contract terminations:
Surrender benefits	(17,688)	(14,656)	(190,938)	(250,088)	(58,804)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(134,265)	(924)	52,899	(515,623)	(35,594)
Net assets at beginning of year	387,791	103,119	4,645,418	5,318,355	1,002,457
Net assets at end of year	$343,979	$139,218	$5,674,565	$6,464,790	$1,152,361

Accumulation unit activity
Units outstanding at beginning of year	418,690	78,267	2,154,600	2,351,940	689,984
Contract purchase payments	31,312	4,736	145,302	139,817	49,614
Net transfers(1)	(127,728)	7,626	75,739	(104,303)	(3,984)
Transfers for policy loans	(8,855)	(647)	(31,458)	(25,537)	(12,284)
Policy charges	(9,649)	(2,603)	(73,791)	(79,846)	(19,885)
Contract terminations:
Surrender benefits	(16,556)	(10,776)	(81,309)	(95,913)	(37,249)
Death benefits	—	—	—	—	—
Units outstanding at end of year	287,214	76,603	2,189,083	2,186,158	666,196

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(5,815)	$(5,885)
Net realized gain (loss) on sales of investments	77,632	26,639
Distributions from capital gains	—	33,932
Net change in unrealized appreciation or depreciation of investments	155,671	205,607
Net increase (decrease) in net assets resulting from operations	227,488	260,293

Contract transactions
Contract purchase payments	74,859	57,155
Net transfers(1)	(138,471)	1,612
Transfers for policy loans	(6,209)	(7,855)
Policy charges	(28,155)	(22,331)
Contract terminations:
Surrender benefits	(70,254)	(12,093)
Death benefits	(1,906)	—
Increase (decrease) from contract transactions	(170,136)	16,488
Net assets at beginning of year	863,322	569,332
Net assets at end of year	$920,674	$846,113

Accumulation unit activity
Units outstanding at beginning of year	450,566	266,114
Contract purchase payments	34,451	22,301
Net transfers(1)	(65,761)	7,548
Transfers for policy loans	(3,083)	(3,085)
Policy charges	(12,876)	(8,632)
Contract terminations:
Surrender benefits	(31,597)	(4,827)
Death benefits	(912)	—
Units outstanding at end of year	370,788	279,419

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	57

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Variable Second-To-Die Life Insurance (V2D) policies issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through V2D polices and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under V2D policies. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. These financial statements are of the Divisions of the Account offered through V2D.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B) (previously AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B))
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B) (previously AllianceBernstein VPS Growth and Income Portfolio (Class B))
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B) (previously AllianceBernstein VPS International Value Portfolio (Class B))
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B) (previously AllianceBernstein VPS Large Cap Growth Portfolio (Class B))
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Val, Cl I	American Century VP Value, Class I
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (previously Columbia Variable Portfolio – Diversified Bond Fund (Class 3))
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3) (previously Columbia Variable Portfolio – International Opportunity Fund (Class 3))
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3))
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3))
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (previously Columbia Variable Portfolio – S&P 500 Index Fund (Class 3))
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B (previously DWS Alternative Asset Allocation VIP, Class B)
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class

58	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Division	Fund
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class(2)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Abs Return Multi-Mgr, Cl S	Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	Van Eck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3)
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Opp, Cl 2	Wells Fargo Advantage VT Opportunity Fund – Class 2
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2

(1)	Columbia Variable Portfolio – High Income Fund (Class 2) merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 26, 2013.
(2)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	59

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the policy.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2014.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 22, 2015. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.  VARIABLE ACCOUNT EXPENSES

For V2D policies, RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.90% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered throughV2D policies.

4.  POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

60	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by rider.

This product may also charge a death benefit guarantee charge.

Additional information can be found in the product prospectus.

5.  SURRENDER CHARGES

RiverSource Life of NY will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:
Investment Management Services Agreement	Columbia Management Investment Advisers, LLC
Administrative Services Agreement	Columbia Management Investment Advisers, LLC
Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2014 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$315
AB VPS Gro & Inc, Cl B	782,605
AB VPS Intl Val, Cl B	942,766
AB VPS Lg Cap Gro, Cl B	51,621
ALPS Alerian Engy Infr, Class III	146,620
AC VP Intl, Cl I	57,272
AC VP Val, Cl I	191,228
BlackRock Global Alloc, Cl III	475,973
Calvert VP SRI Bal	94,713
Col VP Bal, Cl 3	747,714
Col VP Cash Mgmt, Cl 3	758,208
Col VP Inter Bond, Cl 3	936,167
Col VP Divd Opp, Cl 3	1,560,884
Col VP Emer Mkts, Cl 3	456,217
Col VP Global Bond, Cl 3	407,459
Col VP Hi Yield Bond, Cl 3	821,395
Col VP Inc Opp, Cl 2	38,346
Col VP Inc Opp, Cl 3	124,113
Col VP Select Intl Eq, Cl 3	356,009
Col VP Lg Cap Gro, Cl 3	430,973
Col VP Lg Core Quan, Cl 3	568,541
Col VP Limited Duration Cr, Cl 2	36,125
Col VP Man Vol Conserv, Cl 2	40,623
Col VP Man Vol Conserv Gro, Cl 2	50
Col VP Man Vol Gro, Cl 2	1,247,254
Col VP Man Vol Mod Gro, Cl 2	151,358
Col VP Mid Cap Gro, Cl 3	125,470
Col VP Mid Cap Val, Cl 3	182,959
Col VP Lg Cap Index, Cl 3	1,473,066

Division	Purchases
Col VP Select Lg Cap Val, Cl 3	$166,923
Col VP Select Sm Cap Val, Cl 3	329,074
Col VP US Govt Mtge, Cl 3	263,990
CS Commodity Return	103,543
Deutsche Alt Asset Alloc VIP, Cl B	42,526
EV VT Floating-Rate Inc	193,957
Fid VIP Contrafund, Serv Cl 2	984,509
Fid VIP Gro & Inc, Serv Cl	243,439
Fid VIP Mid Cap, Serv Cl	504,250
Fid VIP Overseas, Serv Cl	115,287
FTVIPT Frank Global Real Est, Cl 2	406,703
FTVIPT Frank Inc, Cl 2	114,446
FTVIPT Frank Mutual Shares, Cl 2	331,622
FTVIPT Frank Sm Cap Val, Cl 2	656,369
FTVIPT Temp Global Bond, Cl 2	15,978
GS VIT Mid Cap Val, Inst	1,994,226
GS VIT Multi-Strategy Alt, Advisor	18,959
GS VIT Sm Cap Eq Insights, Inst	86,433
GS VIT U.S. Eq Insights, Inst	527,825
Invesco VI Am Fran, Ser I	171,222
Invesco VI Bal Risk Alloc, Ser II	13,092
Invesco VI Comstock, Ser II	50,409
Invesco VI Core Eq, Ser I	392,672
Invesco VI Div Divd, Ser I	58,962
Invesco VI Intl Gro, Ser II	201,328
Invesco VI Mid Cap Gro, Ser I	79,725
Invesco VI Tech, Ser I	96,779
Ivy VIP Asset Strategy	538,974
Janus Aspen Enterprise, Serv	69,917

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	61

Division	Purchases
Janus Aspen Global Tech, Serv	$237,982
Janus Aspen Janus, Serv	102,762
Janus Aspen Overseas, Serv	894,729
Lazard Ret Global Dyn MA, Serv	48,994
MFS Inv Gro Stock, Serv Cl	370,397
MFS New Dis, Serv Cl	764,375
MFS Utilities, Serv Cl	705,395
MS UIF Global Real Est, Cl II	106,775
MS UIF Mid Cap Gro, Cl II	135,620
NB AMT Abs Return Multi-Mgr, Cl S	375
Oppen Global VA, Serv	303,887
Oppen Global Strategic Inc VA, Srv	482,267
Oppen Main St Sm Cap VA, Serv	293,962
PIMCO VIT All Asset, Advisor Cl	329,563
PIMCO VIT Tot Return, Advisor Cl	12,889
Put VT Global Hlth Care, Cl IB	251,864
Put VT Hi Yield, Cl IB	57,027
Put VT Intl Eq, Cl IB	165,681
Put VT Multi-Cap Gro, Cl IA	300,715
Put VT Multi-Cap Gro, Cl IB	103,299
Royce Micro-Cap, Invest Cl	350,882
Third Ave Val	213,406

Division	Purchases
VanEck VIP Global Gold, Cl S	$3,044
VP Aggr, Cl 2	4,107,571
VP Aggr, Cl 4	3,292,083
VP BR Gl Infl Prot Sec, Cl 3	121,124
VP Conserv, Cl 2	452,268
VP Conserv, Cl 4	200,771
VP Mod, Cl 2	5,277,144
VP Mod, Cl 4	5,207,425
VP Mod Aggr, Cl 2	5,839,326
VP Mod Aggr, Cl 4	6,671,496
VP Mod Conserv, Cl 2	563,587
VP Mod Conserv, Cl 4	895,575
VP Multi-Mgr Div Inc, Cl 2	378
VP Multi-Mgr Int Rate Adapt, Cl 2	378
VP Ptnrs Sm Cap Val, Cl 3	179,032
VP Sit Divd Gro, Cl 3	51,873
VP Vty Estb Val, Cl 3	35,734
Wanger Intl	1,581,931
Wanger USA	1,710,309
WF Adv VT Intl Eq, Cl 2	139,951
WF Adv VT Opp, Cl 2	171,759
WF Adv VT Sm Cap Gro, Cl 2	322,879

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$1.08	$—	$—	$1.53	$1.21
0.20%	1.01	—	—	—	0.98
0.30%	1.01	1.18	1.04	1.30	0.98
0.45%	1.01	2.53	1.67	2.72	0.98
0.90%	1.00	2.13	1.52	1.59	0.98

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	Col VP Bal, Cl 3
0.00%	$—	$—	$1.17	$—	$1.33
0.20%	—	—	0.99	—	—
0.30%	—	—	0.99	1.16	1.17
0.45%	2.01	2.48	0.99	2.10	2.26
0.90%	1.23	2.79	0.99	1.47	1.56

Subaccount	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.00	1.05	1.16	1.03	0.99
0.45%	0.98	1.42	2.42	2.08	1.23
0.90%	1.07	1.70	2.43	2.91	1.80

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
0.00%	$—	$1.11	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.06	1.06	1.07	1.01	1.25
0.45%	2.20	0.93	1.98	1.84	2.86
0.90%	2.39	0.92	1.74	0.94	1.02

62	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Subaccount	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.00%	$—	$1.02	$1.01	$1.01	$1.01
0.20%	—	0.95	1.01	1.01	1.01
0.30%	1.26	0.95	1.01	1.01	1.01
0.45%	2.92	0.95	1.01	1.01	1.01
0.90%	1.30	0.95	1.01	1.01	1.01

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	$1.01	$—	$—	$1.47	$—
0.20%	1.01	—	—	—	—
0.30%	1.01	1.16	1.21	1.23	1.19
0.45%	1.01	2.84	3.04	2.69	2.94
0.90%	1.01	2.07	1.68	1.64	1.68

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc
0.00%	$—	$—	$—	$1.05	$—
0.20%	—	—	—	0.98	—
0.30%	1.18	1.06	0.83	0.98	1.01
0.45%	3.21	1.13	0.92	0.98	1.67
0.90%	2.42	1.29	0.62	0.98	1.22

Subaccount	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	FTVIPT Frank Global Real Est, Cl 2
0.00%	$1.45	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.22	—	—	—	1.15
0.45%	2.77	2.76	2.74	1.90	2.29
0.90%	1.52	1.77	3.41	1.37	2.39

Subaccount	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
0.00%	$1.10	$1.37	$1.46	$1.04	$—
0.20%	0.96	—	—	0.99	—
0.30%	0.96	1.15	1.12	0.99	1.21
0.45%	0.96	2.25	2.83	0.99	2.89
0.90%	0.96	2.11	3.46	0.99	3.88

Subaccount	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II
0.00%	$0.97	$—	$—	$—	$1.06
0.20%	0.97	—	—	—	1.01
0.30%	0.97	—	1.28	—	1.01
0.45%	0.97	3.01	2.77	1.46	1.00
0.90%	0.97	2.36	1.67	1.45	1.00

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	63

Subaccount	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.18	—	1.19	1.10	1.20
0.45%	2.80	2.35	1.59	2.03	1.44
0.90%	1.41	2.88	1.57	1.12	1.42

Subaccount	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
0.00%	$—	$1.03	$—	$—	$1.47
0.20%	—	0.96	—	—	—
0.30%	1.22	0.96	—	1.24	1.24
0.45%	2.87	0.96	3.21	3.22	2.60
0.90%	2.11	0.96	1.42	1.05	1.49

Subaccount	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
0.00%	$—	$1.10	$—	$—	$1.34
0.20%	—	1.00	—	—	—
0.30%	0.97	1.00	1.22	1.04	1.17
0.45%	1.76	0.99	2.73	3.33	2.48
0.90%	1.53	0.99	1.26	1.81	4.00

Subaccount	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.00%	$—	$1.43	$0.99	$1.36	$1.04
0.20%	—	—	0.99	—	—
0.30%	1.13	1.14	0.99	1.12	1.04
0.45%	2.69	3.05	0.99	2.47	1.56
0.90%	1.07	1.59	0.99	1.45	1.44

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
0.00%	$1.62	$1.02	$1.04	$—	$—
0.20%	—	—	1.02	—	—
0.30%	1.22	1.03	1.02	1.40	—
0.45%	3.33	1.64	1.02	2.77	2.07
0.90%	1.73	1.34	1.02	2.84	2.38

Subaccount	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.05	—	1.28	—	—
0.45%	1.84	2.80	1.91	2.38	2.19
0.90%	1.76	2.46	1.87	3.10	2.46

64	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
0.00%	$0.81	$1.28	$—	$—	$1.08
0.20%	0.76	—	—	—	—
0.30%	0.76	1.13	1.13	1.07	1.06
0.45%	0.76	1.55	1.55	1.31	1.23
0.90%	0.76	1.52	1.52	1.37	1.20

Subaccount	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	$—	$1.18	$—	$1.23	$—
0.20%	—	—	—	—	—
0.30%	1.06	1.09	1.09	1.11	1.11
0.45%	1.23	1.40	1.40	1.48	1.48
0.90%	1.20	1.37	1.37	1.45	1.45

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
0.00%	$1.13	$—	$0.99	$1.00	$—
0.20%	—	—	0.99	0.99	—
0.30%	1.08	1.08	0.99	0.99	1.11
0.45%	1.31	1.31	0.99	0.99	2.71
0.90%	1.28	1.29	0.99	0.99	2.68

Subaccount	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	Wanger Intl	Wanger USA	WF Adv VT Intl Eq, Cl 2
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.20	1.23	1.06	1.14	1.04
0.45%	2.44	2.92	2.39	2.98	1.65
0.90%	1.26	1.83	2.49	3.14	1.61

Subaccount				WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
0.00%				$1.48	$1.42
0.20%				—	—
0.30%				1.20	1.12
0.45%				2.98	3.21
0.90%				2.69	3.09

The following is a summary of units outstanding at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	—	—	—	4,818	3,529
0.20%	—	—	—	—	—
0.30%	—	149,255	106,640	—	—
0.45%	—	198,270	567,464	16,367	22,897
0.90%	—	755,890	1,388,274	53,428	117,271
Total	—	1,103,415	2,062,378	74,613	143,697

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	65

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	Col VP Bal, Cl 3
0.00%	—	—	152,896	—	2,728
0.20%	—	—	—	—	—
0.30%	—	—	—	—	—
0.45%	175,581	636,888	3,479	68,181	602,724
0.90%	418,203	949,666	96,207	218,822	9,392,396
Total	593,784	1,586,554	252,582	287,003	9,997,848

Subaccount	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	95,548	149,263	326,602	79,060	83,269
0.45%	1,171,293	1,527,351	1,271,808	345,878	417,049
0.90%	1,758,462	3,463,894	4,049,005	651,005	825,916
Total	3,025,303	5,140,508	5,647,415	1,075,943	1,326,234

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
0.00%	—	1,076	—	—	—
0.20%	—	—	—	—	—
0.30%	166,902	7,651	33,492	—	43,837
0.45%	433,410	46,045	86,617	246,215	231,989
0.90%	852,018	348,091	348,685	6,270,114	1,336,890
Total	1,452,330	402,863	468,794	6,516,329	1,612,716

Subaccount	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.00%	—	30,779	—	—	2,157
0.20%	—	—	—	—	—
0.30%	35,686	—	—	—	—
0.45%	1,116,172	—	—	—	—
0.90%	17,184,435	1,836	40,231	—	1,254,816
Total	18,336,293	32,615	40,231	—	1,256,973

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	3,678	—	—	5,093	—
0.20%	—	—	—	—	—
0.30%	—	17,915	—	183,810	—
0.45%	38,114	86,306	40,455	852,179	72,807
0.90%	108,508	121,201	336,032	2,326,332	143,579
Total	150,300	225,422	376,487	3,367,414	216,386

66	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc
0.00%	—	—	—	16,470	—
0.20%	—	—	—	—	—
0.30%	2,857	74,195	17,020	—	—
0.45%	171,047	568,707	146,084	34	185,741
0.90%	278,615	941,191	539,061	28,000	675,426
Total	452,519	1,584,093	702,165	44,504	861,167

Subaccount	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	FTVIPT Frank Global Real Est, Cl 2
0.00%	45,887	—	—	—	—
0.20%	—	—	—	—	—
0.30%	37,120	—	—	—	76,743
0.45%	335,876	804,356	1,080,717	286,531	430,276
0.90%	2,033,056	1,165,177	1,124,929	559,701	715,921
Total	2,451,939	1,969,533	2,205,646	846,232	1,222,940

Subaccount	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
0.00%	125	10,020	538	5,470	—
0.20%	—	—	—	—	—
0.30%	—	30,372	76,362	—	97,311
0.45%	—	142,995	291,207	6,144	778,954
0.90%	115,980	736,103	471,199	3,692	1,120,291
Total	116,105	919,490	839,306	15,306	1,996,556

Subaccount	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II
0.00%	—	—	—	—	4,030
0.20%	—	—	—	—	—
0.30%	—	—	12,646	—	—
0.45%	—	64,466	353,367	221,129	—
0.90%	18,880	91,487	853,642	204,477	8,293
Total	18,880	155,953	1,219,655	425,606	12,323

Subaccount	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	—	—	3,442	4,168	—
0.45%	18,503	489,740	142,130	219,487	149,993
0.90%	191,023	3,788,617	252,836	579,545	162,817
Total	209,526	4,278,357	398,408	803,200	312,810

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	67

Subaccount	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
0.00%	—	188,700	—	—	—
0.20%	—	—	—	—	—
0.30%	4,365	—	—	28,521	4,588
0.45%	21,016	43,801	115,648	123,545	37,917
0.90%	142,798	69,709	129,789	652,701	298,818
Total	168,179	302,210	245,437	804,767	341,323

Subaccount	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
0.00%	—	—	—	—	12,924
0.20%	—	—	—	—	—
0.30%	39,243	—	89,675	79,728	37,841
0.45%	626,611	—	279,277	201,963	188,932
0.90%	1,033,818	46,035	842,769	487,738	312,638
Total	1,699,672	46,035	1,211,721	769,429	552,335

Subaccount	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.00%	—	841	—	6,982	70
0.20%	—	—	—	—	—
0.30%	6,454	6,407	—	27,623	103,567
0.45%	22,046	19,238	—	102,433	406,487
0.90%	378,973	130,343	—	444,085	1,173,293
Total	407,473	156,829	—	581,123	1,683,417

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
0.00%	16,839	2,445	549	—	—
0.20%	—	—	—	—	—
0.30%	—	8,138	—	15,218	—
0.45%	42,922	155,288	—	88,678	110,350
0.90%	431,421	903,181	3,989	196,436	128,927
Total	491,182	1,069,052	4,538	300,332	239,277

Subaccount	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	28,025	—	1,449	—	—
0.45%	36,317	223,834	184,141	453,057	631,374
0.90%	85,250	3,330,701	99,222	472,625	568,656
Total	149,592	3,554,535	284,812	925,682	1,200,030

68	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
0.00%	—	1,270,825	—	—	—
0.20%	—	—	—	—	—
0.30%	—	61,229	1,076,703	29,555	—
0.45%	23	1,252,306	2,264,251	98,910	78,522
0.90%	3,150	4,274,313	9,056,768	447,195	383,615
Total	3,173	6,858,673	12,397,722	575,660	462,137

Subaccount	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	—	390,866	—	1,431,558	—
0.20%	—	—	—	—	—
0.30%	—	689,609	576,661	587,201	739,553
0.45%	86,584	2,664,436	6,002,907	2,654,500	9,519,477
0.90%	774,653	13,482,585	22,853,496	12,495,106	30,868,729
Total	861,237	17,227,496	29,433,064	17,168,365	41,127,759

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
0.00%	14,030	—	—	—	—
0.20%	—	—	—	—	—
0.30%	—	—	—	—	14,972
0.45%	595,117	611,130	—	—	75,039
0.90%	1,427,333	3,515,083	—	—	174,840
Total	2,036,480	4,126,213	—	—	264,851

Subaccount	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	Wanger Intl	Wanger USA	WF Adv VT Intl Eq, Cl 2
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	—	—	138,848	188,051	—
0.45%	22,009	15,984	556,183	733,077	299,608
0.90%	253,181	48,002	1,475,199	1,153,539	350,748
Total	275,190	63,986	2,170,230	2,074,667	650,356

Subaccount				WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
0.00%				12,378	10,030
0.20%				—	—
0.30%				—	104,307
0.45%				81,157	33,599
0.90%				258,128	178,079
Total				351,663	326,015

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	69

The following is a summary of net assets at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$79	$—	$—	$7,383	$4,354
0.20%	75	—	—	—	71
0.30%	75	176,001	110,891	200	71
0.45%	75	500,649	947,686	44,477	22,459
0.90%	74	1,609,711	2,105,125	84,765	114,384
Total	$378	$2,286,361	$3,163,702	$136,825	$141,339

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	Col VP Bal, Cl 3
0.00%	$—	$—	$179,600	$—	$3,640
0.20%	—	—	73	—	—
0.30%	—	—	73	89	12
0.45%	353,175	1,581,994	3,518	143,327	1,361,802
0.90%	514,755	2,650,858	95,020	322,684	14,640,252
Total	$867,930	$4,232,852	$278,284	$466,100	$16,005,706

Subaccount	Col VP Cash Mgmt, Cl 3	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	95,156	157,330	379,719	81,435	82,563
0.45%	1,142,283	2,163,785	3,073,019	717,723	512,752
0.90%	1,887,043	5,876,982	9,821,080	1,892,394	1,488,122
Total	$3,124,482	$8,198,097	$13,273,818	$2,691,552	$2,083,437

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
0.00%	$—	$1,282	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	177,179	8,143	35,670	76	54,940
0.45%	951,352	42,805	171,402	451,725	662,742
0.90%	2,033,031	321,117	607,526	5,865,788	1,357,368
Total	$3,161,562	$373,347	$814,598	$6,317,589	$2,075,050

Subaccount	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2
0.00%	$—	$31,406	$10	$10	$2,193
0.20%	—	74	10	10	10
0.30%	45,003	74	10	10	10
0.45%	3,259,342	74	10	10	10
0.90%	22,399,627	1,814	40,573	10	1,263,882
Total	$25,703,972	$33,442	$40,613	$50	$1,266,105

70	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Subaccount	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	$3,739	$—	$—	$7,485	$—
0.20%	10	—	—	—	—
0.30%	10	20,791	13	226,058	12
0.45%	38,555	245,485	123,132	2,289,347	213,811
0.90%	109,494	250,884	564,625	3,805,368	241,006
Total	$151,808	$517,160	$687,770	$6,328,258	$454,829

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc
0.00%	$—	$—	$—	$17,244	$—
0.20%	—	—	—	73	—
0.30%	3,380	78,850	14,043	73	2,028
0.45%	548,287	640,718	134,379	106	309,614
0.90%	675,442	1,210,500	334,378	27,429	821,012
Total	$1,227,109	$1,930,068	$482,800	$44,925	$1,132,654

Subaccount	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	FTVIPT Frank Global Real Est, Cl 2
0.00%	$66,393	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	45,372	—	—	—	88,076
0.45%	931,353	2,218,957	2,965,488	543,405	986,538
0.90%	3,094,397	2,061,391	3,832,195	764,242	1,709,722
Total	$4,137,515	$4,280,348	$6,797,683	$1,307,647	$2,784,336

Subaccount	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
0.00%	$218	$13,703	$892	$5,680	$—
0.20%	71	—	—	74	—
0.30%	71	34,837	85,613	74	117,935
0.45%	71	321,380	824,385	6,076	2,253,242
0.90%	111,181	1,553,690	1,629,208	3,715	4,345,073
Total	$111,612	$1,923,610	$2,540,098	$15,619	$6,716,250

Subaccount	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II
0.00%	$73	$—	$—	$—	$4,353
0.20%	73	—	—	—	74
0.30%	73	—	16,190	—	74
0.45%	73	194,264	978,265	323,712	74
0.90%	18,258	216,578	1,421,699	295,748	8,309
Total	$18,550	$410,842	$2,416,154	$619,460	$12,884

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	71

Subaccount	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	92	—	4,202	4,740	93
0.45%	51,855	1,152,526	226,507	445,480	215,485
0.90%	269,261	10,895,327	396,330	649,511	230,932
Total	$321,208	$12,047,853	$627,039	$1,099,731	$446,510

Subaccount	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv
0.00%	$—	$194,731	$—	$—	$150
0.20%	—	71	—	—	—
0.30%	5,326	71	—	35,238	5,712
0.45%	60,313	42,168	371,044	397,441	98,613
0.90%	300,986	66,946	184,550	685,268	445,936
Total	$366,625	$303,987	$555,594	$1,117,947	$550,411

Subaccount	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl
0.00%	$—	$80	$—	$—	$17,352
0.20%	—	74	—	—	—
0.30%	38,209	74	109,344	82,984	44,250
0.45%	1,105,888	74	762,830	671,765	469,198
0.90%	1,582,125	45,673	1,062,251	883,875	1,251,056
Total	$2,726,222	$45,975	$1,934,425	$1,638,624	$1,781,856

Subaccount	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
0.00%	$—	$1,310	$73	$9,468	$150
0.20%	—	—	74	—	—
0.30%	7,301	7,296	74	30,989	107,260
0.45%	59,226	58,740	74	253,080	632,418
0.90%	405,959	207,163	74	644,703	1,685,532
Total	$472,486	$274,509	$369	$938,240	$2,425,360

Subaccount	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
0.00%	$27,301	$2,581	$2,649	$—	$—
0.20%	—	—	2,026	—	—
0.30%	126	8,348	2,024	21,343	—
0.45%	142,796	254,633	2,023	245,336	228,313
0.90%	746,354	1,211,526	6,078	558,201	307,544
Total	$916,577	$1,477,088	$14,800	$824,880	$535,857

Subaccount	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	29,528	—	1,989	—	—
0.45%	66,993	627,474	351,254	1,078,340	1,384,560
0.90%	150,312	8,180,103	185,667	1,465,520	1,400,474
Total	$246,833	$8,807,577	$538,910	$2,543,860	$2,785,034

72	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
0.00%	$62	$1,632,132	$—	$—	$11
0.20%	102	—	—	—	—
0.30%	102	69,076	1,214,500	31,500	11
0.45%	119	1,943,622	3,518,536	129,229	96,337
0.90%	2,450	6,492,908	13,774,747	614,907	460,572
Total	$2,835	$10,137,738	$18,507,783	$775,636	$556,931

Subaccount	VP Conserv, Cl 4	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	$—	$460,641	$—	$1,760,038	$—
0.20%	—	—	—	—	—
0.30%	11	753,546	630,044	651,076	820,427
0.45%	106,199	3,736,368	8,429,712	3,927,499	14,113,448
0.90%	930,292	18,503,048	31,407,704	18,093,830	44,789,820
Total	$1,036,502	$23,453,603	$40,467,460	$24,432,443	$59,723,695

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
0.00%	$15,826	$—	$75	$75	$—
0.20%	—	—	75	75	—
0.30%	11	11	74	75	16,571
0.45%	780,284	802,971	74	74	202,920
0.90%	1,831,908	4,521,105	74	74	468,859
Total	$2,628,029	$5,324,087	$372	$373	$688,350

Subaccount	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	Wanger Intl	Wanger USA	WF Adv VT Intl Eq, Cl 2
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	25	13	147,568	214,867	78
0.45%	53,790	46,618	1,330,639	2,181,014	494,250
0.90%	317,718	87,650	3,679,517	3,626,504	563,561
Total	$371,533	$134,281	$5,157,724	$6,022,385	$1,057,889

Subaccount				WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
0.00%				$18,318	$14,208
0.20%				—	—
0.30%				123	116,801
0.45%				241,777	107,947
0.90%				695,598	550,545
Total				$955,816	$789,501

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	73

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2014	—	$1.08	to	$1.00	$0	0.62%	0.00%	to	0.90%	4.20%		to	(0.43	%)(13)
2013	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	1.30	%(12)	to	1.30	%(12)
AB VPS Gro & Inc, Cl B
2014	1,103	$1.18	to	$2.13	$2,286	1.14%	0.30%	to	0.90%	8.96%		to	8.31%
2013	1,008	$1.08	to	$1.97	$1,983	1.07%	0.30%	to	0.90%	12.03	%(11)	to	33.39%
2012	788	$1.73	to	$1.47	$1,161	1.27%	0.45%	to	0.90%	16.72%		to	16.19%
2011	911	$1.48	to	$1.27	$1,158	1.08%	0.45%	to	0.90%	5.60%		to	5.12%
2010	969	$1.41	to	$1.21	$1,169	—	0.45%	to	0.90%	12.29%		to	11.79%
AB VPS Intl Val, Cl B
2014	2,062	$1.04	to	$1.52	$3,164	3.34%	0.30%	to	0.90%	(6.74%)		to	(7.30%)
2013	2,127	$1.12	to	$1.64	$3,526	5.94%	0.30%	to	0.90%	11.20	%(11)	to	21.63%
2012	2,268	$1.47	to	$1.35	$3,069	1.41%	0.45%	to	0.90%	13.68%		to	13.17%
2011	2,365	$1.29	to	$1.19	$2,821	3.88%	0.45%	to	0.90%	(19.80%)		to	(20.16%)
2010	2,393	$1.61	to	$1.49	$3,563	2.45%	0.45%	to	0.90%	3.83%		to	3.37%
AB VPS Lg Cap Gro, Cl B
2014	75	$1.53	to	$1.59	$137	—	0.00%	to	0.90%	13.84%		to	12.82%
2013	92	$1.35	to	$1.41	$152	—	0.00%	to	0.90%	37.00%		to	35.77%
2012	85	$0.98	to	$1.04	$106	0.03%	0.00%	to	0.90%	2.15	%(9)	to	15.08%
2011	85	$1.52	to	$0.90	$91	0.09%	0.45%	to	0.90%	(3.71%)		to	(4.14%)
2010	88	$1.58	to	$0.94	$83	0.35%	0.45%	to	0.90%	9.34%		to	8.85%
ALPS Alerian Engy Infr, Class III
2014	144	$1.21	to	$0.98	$141	0.47%	0.00%	to	0.90%	11.91%		to	(5.82	%)(13)
2013	0	$1.08	to	$1.08	$0	—	0.00%	to	0.00%	3.37	%(12)	to	3.37	%(12)
AC VP Intl, Cl I
2014	594	$2.01	to	$1.23	$868	1.69%	0.45%	to	0.90%	(5.93%)		to	(6.35%)
2013	642	$2.14	to	$1.31	$1,012	1.69%	0.45%	to	0.90%	21.86%		to	21.31%
2012	705	$1.76	to	$1.08	$883	0.83%	0.45%	to	0.90%	20.62%		to	20.07%
2011	803	$1.46	to	$0.90	$788	1.40%	0.45%	to	0.90%	(12.44%)		to	(12.83%)
2010	926	$1.66	to	$1.04	$962	2.57%	0.45%	to	0.90%	12.79%		to	12.28%
AC VP Val, Cl I
2014	1,587	$2.48	to	$2.79	$4,233	1.54%	0.45%	to	0.90%	12.57%		to	12.07%
2013	1,675	$2.21	to	$2.49	$3,979	1.64%	0.45%	to	0.90%	31.14%		to	30.55%
2012	1,873	$1.68	to	$1.91	$3,444	1.90%	0.45%	to	0.90%	14.06%		to	13.55%
2011	2,112	$1.48	to	$1.68	$3,477	2.03%	0.45%	to	0.90%	0.56%		to	0.11%
2010	2,284	$1.47	to	$1.68	$3,833	2.19%	0.45%	to	0.90%	12.92%		to	12.41%
BlackRock Global Alloc, Cl III
2014	253	$1.17	to	$0.99	$278	4.70%	0.00%	to	0.90%	1.93%		to	(2.06	%)(13)
2013	1	$1.15	to	$1.15	$1	3.42%	0.00%	to	0.00%	14.42%		to	14.42%
2012	—	$1.01	to	$1.01	$0	14.24%	0.00%	to	0.00%	2.92	%(9)	to	2.92	%(9)
Calvert VP SRI Bal
2014	287	$1.16	to	$1.47	$466	1.64%	0.30%	to	0.90%	9.34%		to	8.68%
2013	279	$1.06	to	$1.36	$415	1.10%	0.30%	to	0.90%	8.59	%(11)	to	16.95%
2012	265	$1.64	to	$1.16	$331	1.15%	0.45%	to	0.90%	10.01%		to	9.52%
2011	325	$1.49	to	$1.06	$361	1.26%	0.45%	to	0.90%	4.10%		to	3.63%
2010	364	$1.43	to	$1.02	$383	1.32%	0.45%	to	0.90%	11.60%		to	11.09%
Col VP Bal, Cl 3
2014	9,998	$1.33	to	$1.56	$16,006	—	0.00%	to	0.90%	10.13%		to	9.14%
2013	10,474	$1.21	to	$1.43	$15,301	—	0.00%	to	0.90%	21.45%		to	20.35%
2012	11,357	$0.99	to	$1.19	$13,722	—	0.00%	to	0.90%	2.47	%(9)	to	13.23%
2011	12,590	$1.50	to	$1.05	$13,337	—	0.45%	to	0.90%	1.93%		to	1.47%
2010	14,247	$1.47	to	$1.03	$14,718	—	0.45%	to	0.90%	12.03%		to	11.52%

74	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Cash Mgmt, Cl 3
2014	3,025	$1.00	to	$1.07	$3,124	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2013	3,296	$1.00	to	$1.08	$3,449	0.01%	0.30%	to	0.90%	(0.11	%)(11)	to	(0.88%)
2012	3,463	$0.98	to	$1.09	$3,706	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.88%)
2011	4,270	$0.99	to	$1.10	$4,624	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.89%)
2010	4,118	$0.99	to	$1.11	$4,581	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.89%)
Col VP Inter Bond, Cl 3
2014	5,141	$1.05	to	$1.70	$8,198	2.59%	0.30%	to	0.90%	5.01%		to	4.37%
2013	5,729	$1.00	to	$1.63	$8,927	4.39%	0.30%	to	0.90%	1.21	%(11)	to	(3.27%)
2012	6,908	$1.39	to	$1.68	$11,262	3.84%	0.45%	to	0.90%	7.09%		to	6.59%
2011	7,135	$1.30	to	$1.58	$11,053	4.52%	0.45%	to	0.90%	6.21%		to	5.72%
2010	7,560	$1.22	to	$1.49	$11,272	4.02%	0.45%	to	0.90%	7.84%		to	7.35%
Col VP Divd Opp, Cl 3
2014	5,647	$1.16	to	$2.43	$13,274	—	0.30%	to	0.90%	9.58%		to	8.92%
2013	5,911	$1.06	to	$2.23	$13,074	—	0.30%	to	0.90%	9.93	%(11)	to	25.58%
2012	6,399	$1.75	to	$1.77	$11,331	—	0.45%	to	0.90%	13.48%		to	12.96%
2011	7,359	$1.54	to	$1.57	$11,540	—	0.45%	to	0.90%	(5.43%)		to	(5.86%)
2010	8,131	$1.63	to	$1.67	$13,561	—	0.45%	to	0.90%	16.31%		to	15.78%
Col VP Emer Mkts, Cl 3
2014	1,076	$1.03	to	$2.91	$2,692	0.24%	0.30%	to	0.90%	(2.56%)		to	(3.15%)
2013	1,048	$1.06	to	$3.00	$2,881	0.58%	0.30%	to	0.90%	7.75	%(11)	to	(2.68%)
2012	1,038	$2.18	to	$3.08	$3,012	0.40%	0.45%	to	0.90%	20.05%		to	19.50%
2011	1,053	$1.82	to	$2.58	$2,623	1.14%	0.45%	to	0.90%	(21.37%)		to	(21.73%)
2010	1,086	$2.31	to	$3.30	$3,580	1.54%	0.45%	to	0.90%	19.22%		to	18.68%
Col VP Global Bond, Cl 3
2014	1,326	$0.99	to	$1.80	$2,083	—	0.30%	to	0.90%	0.50%		to	(0.12%)
2013	1,368	$0.99	to	$1.80	$2,290	5.66%	0.30%	to	0.90%	(0.30	%)(11)	to	(8.54%)
2012	1,514	$1.33	to	$1.97	$2,826	2.65%	0.45%	to	0.90%	5.91%		to	5.42%
2011	1,640	$1.26	to	$1.87	$2,963	2.89%	0.45%	to	0.90%	4.32%		to	3.84%
2010	1,659	$1.21	to	$1.80	$2,984	3.94%	0.45%	to	0.90%	6.11%		to	5.63%
Col VP Hi Yield Bond, Cl 3
2014	1,452	$1.06	to	$2.39	$3,162	6.08%	0.30%	to	0.90%	3.31%		to	2.68%
2013	1,487	$1.03	to	$2.32	$3,347	6.54%	0.30%	to	0.90%	3.67	%(11)	to	5.11%
2012	1,621	$2.02	to	$2.21	$3,546	7.19%	0.45%	to	0.90%	15.22%		to	14.69%
2011	1,789	$1.75	to	$1.93	$3,425	8.31%	0.45%	to	0.90%	5.21%		to	4.72%
2010	1,927	$1.66	to	$1.84	$3,546	9.15%	0.45%	to	0.90%	13.45%		to	12.94%
Col VP Inc Opp, Cl 2
2014	403	$1.11	to	$0.92	$373	—	0.00%	to	0.90%	3.68%		to	2.75%
2013	483	$1.07	to	$0.90	$435	8.77%	0.00%	to	0.90%	5.02%		to	0.89	%(10)
2012	—	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	2.85	%(9)	to	2.85	%(9)
Col VP Inc Opp, Cl 3
2014	469	$1.07	to	$1.74	$815	—	0.30%	to	0.90%	3.46%		to	2.83%
2013	514	$1.03	to	$1.69	$890	13.04%	0.30%	to	0.90%	3.93	%(11)	to	4.08%
2012	585	$1.83	to	$1.63	$965	6.40%	0.45%	to	0.90%	14.29%		to	13.76%
2011	479	$1.60	to	$1.43	$689	9.09%	0.45%	to	0.90%	5.79%		to	5.31%
2010	483	$1.52	to	$1.36	$656	3.11%	0.45%	to	0.90%	12.55%		to	12.03%
Col VP Select Intl Eq, Cl 3
2014	6,516	$1.01	to	$0.94	$6,318	1.76%	0.30%	to	0.90%	(8.83%)		to	(9.38%)
2013	6,967	$1.10	to	$1.03	$7,398	1.66%	0.30%	to	0.90%	10.96	%(11)	to	21.06%
2012	7,794	$1.66	to	$0.85	$6,774	1.56%	0.45%	to	0.90%	17.18%		to	16.64%
2011	8,829	$1.41	to	$0.73	$6,545	1.33%	0.45%	to	0.90%	(12.80%)		to	(13.20%)
2010	10,001	$1.62	to	$0.84	$8,438	1.42%	0.45%	to	0.90%	13.39%		to	12.87%
Col VP Lg Cap Gro, Cl 3
2014	1,613	$1.25	to	$1.02	$2,075	—	0.30%	to	0.90%	13.70%		to	13.01%
2013	1,750	$1.10	to	$0.90	$1,849	—	0.30%	to	0.90%	13.64	%(11)	to	29.09%
2012	1,970	$1.94	to	$0.70	$1,538	—	0.45%	to	0.90%	19.62%		to	19.07%
2011	2,360	$1.62	to	$0.58	$1,482	—	0.45%	to	0.90%	(3.66%)		to	(4.09%)
2010	2,792	$1.68	to	$0.61	$1,703	—	0.45%	to	0.90%	16.64%		to	16.11%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	75

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Core Quan, Cl 3
2014	18,336	$1.26	to	$1.30	$25,704	—	0.30%	to	0.90%	14.88%		to	14.19%
2013	20,031	$1.10	to	$1.14	$24,384	—	0.30%	to	0.90%	13.84	%(11)	to	32.45%
2012	21,881	$1.91	to	$0.86	$19,823	—	0.45%	to	0.90%	13.36%		to	12.84%
2011	24,534	$1.69	to	$0.76	$19,343	—	0.45%	to	0.90%	4.76%		to	4.28%
2010	28,233	$1.61	to	$0.73	$20,699	—	0.45%	to	0.90%	16.81%		to	16.28%
Col VP Limited Duration Cr, Cl 2
2014	33	$1.02	to	$0.95	$33	0.30%	0.00%	to	0.90%	0.31%		to	(1.92	%)(13)
2013	1	$1.01	to	$1.01	$1	1.32%	0.00%	to	0.00%	1.19%		to	1.19%
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	0.09	%(9)	to	0.09	%(9)
Col VP Man Vol Conserv, Cl 2
2014	40	$1.01	to	$1.01	$41	—	0.00%	to	0.90%	0.67	%(13)	to	0.21	%(13)
Col VP Man Vol Conserv Gro, Cl 2
2014	—	$1.01	to	$1.01	$0	—	0.00%	to	0.90%	0.55	%(13)	to	0.10	%(13)
Col VP Man Vol Gro, Cl 2
2014	1,257	$1.01	to	$1.01	$1,266	—	0.00%	to	0.90%	0.34	%(13)	to	(0.11	%)(13)
Col VP Man Vol Mod Gro, Cl 2
2014	150	$1.01	to	$1.01	$152	—	0.00%	to	0.90%	0.57	%(13)	to	0.12	%(13)
Col VP Mid Cap Gro, Cl 3
2014	225	$1.16	to	$2.07	$517	—	0.30%	to	0.90%	6.96%		to	6.32%
2013	259	$1.09	to	$1.95	$548	—	0.30%	to	0.90%	13.02	%(11)	to	29.85%
2012	310	$2.04	to	$1.50	$499	—	0.45%	to	0.90%	10.77%		to	10.26%
2011	363	$1.84	to	$1.36	$519	—	0.45%	to	0.90%	(15.45%)		to	(15.83%)
2010	405	$2.18	to	$1.62	$655	—	0.45%	to	0.90%	25.72%		to	25.15%
Col VP Mid Cap Val, Cl 3
2014	376	$1.21	to	$1.68	$688	—	0.30%	to	0.90%	11.84%		to	11.16%
2013	494	$1.08	to	$1.51	$781	—	0.30%	to	0.90%	13.03	%(11)	to	36.50%
2012	281	$1.99	to	$1.11	$327	—	0.45%	to	0.90%	17.93%		to	17.39%
2011	230	$1.69	to	$0.94	$223	—	0.45%	to	0.90%	(8.90%)		to	(9.32%)
2010	273	$1.85	to	$1.04	$284	—	0.45%	to	0.90%	21.97%		to	21.41%
Col VP Lg Cap Index, Cl 3
2014	3,367	$1.47	to	$1.64	$6,328	—	0.00%	to	0.90%	13.21%		to	12.19%
2013	3,433	$1.30	to	$1.46	$5,650	—	0.00%	to	0.90%	31.75%		to	30.56%
2012	3,867	$0.99	to	$1.12	$4,639	—	0.00%	to	0.90%	3.16	%(9)	to	14.50%
2011	4,345	$1.58	to	$0.98	$4,414	—	0.45%	to	0.90%	1.17%		to	0.71%
2010	4,862	$1.56	to	$0.97	$4,709	—	0.45%	to	0.90%	14.19%		to	13.67%
Col VP Select Lg Cap Val, Cl 3
2014	216	$1.19	to	$1.68	$455	—	0.30%	to	0.90%	11.05%		to	10.38%
2013	177	$1.07	to	$1.52	$351	—	0.30%	to	0.90%	12.32	%(11)	to	36.55%
2012	109	$1.93	to	$1.11	$146	—	0.45%	to	0.90%	17.95%		to	17.41%
2011	157	$1.64	to	$0.95	$149	—	0.45%	to	0.90%	(2.13%)		to	(2.58%)
2010	53	$1.67	to	$0.97	$51	—	0.45%	to	0.90%	19.99%		to	19.44%
Col VP Select Sm Cap Val, Cl 3
2014	453	$1.18	to	$2.42	$1,227	—	0.30%	to	0.90%	5.66%		to	5.03%
2013	475	$1.12	to	$2.31	$1,197	—	0.30%	to	0.90%	15.96	%(11)	to	47.05%
2012	489	$2.06	to	$1.57	$799	—	0.45%	to	0.90%	17.23%		to	16.70%
2011	623	$1.75	to	$1.34	$852	—	0.45%	to	0.90%	(8.92%)		to	(9.34%)
2010	660	$1.93	to	$1.48	$978	—	0.45%	to	0.90%	26.23%		to	25.66%
Col VP US Govt Mtge, Cl 3
2014	1,584	$1.06	to	$1.29	$1,930	1.81%	0.30%	to	0.90%	5.47%		to	4.83%
2013	1,842	$1.01	to	$1.23	$2,178	0.61%	0.30%	to	0.90%	1.68	%(11)	to	(2.84%)
2012	2,256	$1.10	to	$1.26	$2,790	0.94%	0.45%	to	0.90%	1.18%		to	0.70%
2011	2,690	$1.08	to	$1.25	$3,331	0.91%	0.45%	to	0.90%	0.93%		to	0.47%
2010	2,763	$1.07	to	$1.25	$3,448	0.90%	0.45%	to	0.90%	2.55%		to	2.08%

76	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CS Commodity Return
2014	702	$0.83	to	$0.62	$483	—	0.30%	to	0.90%	(17.26%)		to	(17.76%)
2013	751	$1.00	to	$0.75	$610	—	0.30%	to	0.90%	(3.49	%)(11)	to	(11.08%)
2012	775	$1.25	to	$0.85	$693	—	0.45%	to	0.90%	(2.53%)		to	(2.98%)
2011	890	$1.28	to	$0.87	$801	2.51%	0.45%	to	0.90%	(13.04%)		to	(13.43%)
2010	772	$1.47	to	$1.01	$780	6.78%	0.45%	to	0.90%	16.14%		to	15.62%
Deutsche Alt Asset Alloc VIP, Cl B
2014	45	$1.05	to	$0.98	$45	0.49%	0.00%	to	0.90%	3.24%		to	(2.90	%)(13)
2013	4	$1.01	to	$1.01	$4	0.33%	0.00%	to	0.00%	0.75%		to	0.75%
2012	—	$1.01	to	$1.01	$0	—	0.00%	to	0.00%	1.61	%(9)	to	1.61	%(9)
EV VT Floating-Rate Inc
2014	861	$1.01	to	$1.22	$1,133	3.15%	0.30%	to	0.90%	0.27%		to	(0.33%)
2013	964	$1.01	to	$1.22	$1,254	3.49%	0.30%	to	0.90%	1.14	%(11)	to	2.92%
2012	826	$1.61	to	$1.19	$1,031	4.19%	0.45%	to	0.90%	6.84%		to	6.36%
2011	741	$1.51	to	$1.11	$855	4.23%	0.45%	to	0.90%	2.09%		to	1.63%
2010	475	$1.48	to	$1.10	$524	4.17%	0.45%	to	0.90%	8.63%		to	8.15%
Fid VIP Contrafund, Serv Cl 2
2014	2,452	$1.45	to	$1.52	$4,138	0.74%	0.00%	to	0.90%	11.65%		to	10.65%
2013	2,519	$1.30	to	$1.38	$3,742	0.86%	0.00%	to	0.90%	30.95%		to	29.78%
2012	2,535	$0.99	to	$1.06	$2,868	1.12%	0.00%	to	0.90%	3.00	%(9)	to	15.10%
2011	2,785	$1.66	to	$0.92	$2,655	0.79%	0.45%	to	0.90%	(3.22%)		to	(3.65%)
2010	2,812	$1.71	to	$0.96	$2,689	0.90%	0.45%	to	0.90%	16.39%		to	15.88%
Fid VIP Gro & Inc, Serv Cl
2014	1,970	$2.76	to	$1.77	$4,280	1.65%	0.45%	to	0.90%	9.89%		to	9.40%
2013	2,176	$2.51	to	$1.62	$4,278	1.77%	0.45%	to	0.90%	32.86%		to	32.26%
2012	2,588	$1.89	to	$1.22	$3,606	2.01%	0.45%	to	0.90%	17.87%		to	17.34%
2011	3,396	$1.60	to	$1.04	$3,775	1.58%	0.45%	to	0.90%	1.12%		to	0.66%
2010	4,260	$1.59	to	$1.04	$4,412	0.59%	0.45%	to	0.90%	14.15%		to	13.64%
Fid VIP Mid Cap, Serv Cl
2014	2,206	$2.74	to	$3.41	$6,798	0.16%	0.45%	to	0.90%	5.72%		to	5.25%
2013	2,418	$2.60	to	$3.24	$7,084	0.41%	0.45%	to	0.90%	35.45%		to	34.84%
2012	2,623	$1.92	to	$2.40	$5,809	0.48%	0.45%	to	0.90%	14.23%		to	13.72%
2011	3,089	$1.68	to	$2.11	$6,242	0.14%	0.45%	to	0.90%	(11.12%)		to	(11.51%)
2010	3,485	$1.89	to	$2.39	$8,309	0.24%	0.45%	to	0.90%	28.12%		to	27.55%
Fid VIP Overseas, Serv Cl
2014	846	$1.90	to	$1.37	$1,308	1.23%	0.45%	to	0.90%	(8.57%)		to	(8.98%)
2013	914	$2.07	to	$1.50	$1,542	1.27%	0.45%	to	0.90%	29.79%		to	29.21%
2012	1,038	$1.60	to	$1.16	$1,310	1.75%	0.45%	to	0.90%	20.00%		to	19.46%
2011	1,373	$1.33	to	$0.97	$1,375	1.19%	0.45%	to	0.90%	(17.60%)		to	(17.97%)
2010	1,679	$1.62	to	$1.18	$1,990	1.29%	0.45%	to	0.90%	12.48%		to	11.98%
FTVIPT Frank Global Real Est, Cl 2
2014	1,223	$1.15	to	$2.39	$2,784	0.45%	0.30%	to	0.90%	14.66%		to	13.98%
2013	1,271	$1.00	to	$2.10	$2,602	4.57%	0.30%	to	0.90%	4.54	%(11)	to	1.40%
2012	1,306	$1.97	to	$2.07	$2,677	—	0.45%	to	0.90%	26.84%		to	26.27%
2011	1,382	$1.55	to	$1.64	$2,251	7.75%	0.45%	to	0.90%	(6.08%)		to	(6.50%)
2010	1,479	$1.65	to	$1.75	$2,588	2.84%	0.45%	to	0.90%	20.42%		to	19.89%
FTVIPT Frank Inc, Cl 2
2014	116	$1.10	to	$0.96	$112	0.02%	0.00%	to	0.90%	4.62%		to	(5.08	%)(13)
2013	—	$1.05	to	$1.05	$0	—	0.00%	to	0.00%	2.68	%(12)	to	2.68	%(12)
FTVIPT Frank Mutual Shares, Cl 2
2014	919	$1.37	to	$2.11	$1,924	1.98%	0.00%	to	0.90%	7.12%		to	6.16%
2013	994	$1.28	to	$1.99	$1,964	2.13%	0.00%	to	0.90%	28.26%		to	27.11%
2012	981	$1.00	to	$1.56	$1,537	2.01%	0.00%	to	0.90%	3.61	%(9)	to	13.22%
2011	1,081	$1.45	to	$1.38	$1,495	2.37%	0.45%	to	0.90%	(1.49%)		to	(1.93%)
2010	1,127	$1.47	to	$1.41	$1,587	1.60%	0.45%	to	0.90%	10.70%		to	10.20%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	77

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
FTVIPT Frank Sm Cap Val, Cl 2
2014	839	$1.46	to	$3.46	$2,540	0.62%	0.00%	to	0.90%	0.57%		to	(0.33%)
2013	817	$1.45	to	$3.47	$2,679	1.30%	0.00%	to	0.90%	36.23%		to	35.02%
2012	839	$1.06	to	$2.57	$2,088	0.78%	0.00%	to	0.90%	8.77	%(9)	to	17.32%
2011	937	$1.77	to	$2.19	$2,008	0.69%	0.45%	to	0.90%	(4.19%)		to	(4.62%)
2010	992	$1.85	to	$2.30	$2,278	0.75%	0.45%	to	0.90%	27.65%		to	27.07%
FTVIPT Temp Global Bond, Cl 2
2014	15	$1.04	to	$0.99	$16	3.97%	0.00%	to	0.90%	1.83%		to	(1.76	%)(13)
2013	0	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	0.38	%(12)	to	0.38	%(12)
GS VIT Mid Cap Val, Inst
2014	1,997	$1.21	to	$3.88	$6,716	0.98%	0.30%	to	0.90%	13.23%		to	12.55%
2013	2,045	$1.07	to	$3.45	$6,469	0.87%	0.30%	to	0.90%	11.69	%(11)	to	31.70%
2012	2,055	$1.93	to	$2.62	$5,070	1.15%	0.45%	to	0.90%	17.93%		to	17.40%
2011	2,316	$1.64	to	$2.23	$4,965	0.74%	0.45%	to	0.90%	(6.80%)		to	(7.22%)
2010	2,481	$1.76	to	$2.40	$5,958	0.60%	0.45%	to	0.90%	24.44%		to	23.88%
GS VIT Multi-Strategy Alt, Advisor
2014	19	$0.97	to	$0.97	$19	7.20%	0.00%	to	0.90%	(2.82	%)(13)	to	(3.26	%)(13)
GS VIT Sm Cap Eq Insights, Inst
2014	156	$3.01	to	$2.36	$411	0.77%	0.45%	to	0.90%	6.45%		to	5.97%
2013	166	$2.83	to	$2.23	$414	0.98%	0.45%	to	0.90%	35.01%		to	34.41%
2012	190	$2.10	to	$1.66	$344	0.95%	0.45%	to	0.90%	12.32%		to	11.82%
2011	339	$1.87	to	$1.48	$519	0.83%	0.45%	to	0.90%	0.22%		to	(0.23%)
2010	363	$1.86	to	$1.49	$541	0.56%	0.45%	to	0.90%	29.53%		to	28.95%
GS VIT U.S. Eq Insights, Inst
2014	1,220	$1.28	to	$1.67	$2,416	1.44%	0.30%	to	0.90%	16.02%		to	15.32%
2013	1,364	$1.10	to	$1.44	$2,232	1.12%	0.30%	to	0.90%	14.38	%(11)	to	36.29%
2012	1,561	$1.75	to	$1.06	$1,808	1.79%	0.45%	to	0.90%	13.94%		to	13.43%
2011	1,748	$1.53	to	$0.93	$1,750	1.75%	0.45%	to	0.90%	3.58%		to	3.11%
2010	1,947	$1.48	to	$0.91	$1,768	1.41%	0.45%	to	0.90%	12.34%		to	11.83%
Invesco VI Am Fran, Ser I
2014	426	$1.46	to	$1.45	$619	0.04%	0.45%	to	0.90%	7.95%		to	7.47%
2013	340	$1.36	to	$1.35	$460	0.43%	0.45%	to	0.90%	39.51%		to	38.88%
2012	401	$0.97	to	$0.97	$389	—	0.45%	to	0.90%	(2.80	%)(8)	to	(3.09	%)(8)
Invesco VI Bal Risk Alloc, Ser II
2014	12	$1.06	to	$1.00	$13	—	0.00%	to	0.90%	5.71%		to	(1.24	%)(13)
2013	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(0.81	%)(12)	to	(0.81	%)(12)
Invesco VI Comstock, Ser II
2014	210	$1.18	to	$1.41	$321	1.20%	0.30%	to	0.90%	8.77%		to	8.12%
2013	421	$1.08	to	$1.30	$569	1.56%	0.30%	to	0.90%	11.89	%(11)	to	34.44%
2012	251	$1.91	to	$0.97	$254	1.54%	0.45%	to	0.90%	18.39%		to	17.85%
2011	263	$1.61	to	$0.82	$220	1.48%	0.45%	to	0.90%	(2.55%)		to	(2.98%)
2010	287	$1.66	to	$0.85	$244	0.33%	0.45%	to	0.90%	15.17%		to	14.66%
Invesco VI Core Eq, Ser I
2014	4,278	$2.35	to	$2.88	$12,048	0.85%	0.45%	to	0.90%	7.66%		to	7.18%
2013	4,662	$2.19	to	$2.68	$12,257	1.38%	0.45%	to	0.90%	28.67%		to	28.09%
2012	5,164	$1.70	to	$2.09	$10,631	0.96%	0.45%	to	0.90%	13.37%		to	12.86%
2011	5,707	$1.50	to	$1.86	$10,471	0.96%	0.45%	to	0.90%	(0.51%)		to	(0.96%)
2010	6,251	$1.51	to	$1.87	$11,709	0.96%	0.45%	to	0.90%	9.07%		to	8.57%
Invesco VI Div Divd, Ser I
2014	398	$1.19	to	$1.57	$627	1.73%	0.30%	to	0.90%	12.49%		to	11.82%
2013	415	$1.06	to	$1.40	$583	2.64%	0.30%	to	0.90%	9.96	%(11)	to	29.86%
2012	304	$1.09	to	$1.08	$329	1.90%	0.45%	to	0.90%	18.19%		to	17.66%
2011	367	$0.92	to	$0.92	$337	—	0.45%	to	0.90%	(7.97	%)(7)	to	(8.25	%)(7)

78	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Intl Gro, Ser II
2014	803	$1.10	to	$1.12	$1,100	1.43%	0.30%	to	0.90%	(0.21%)		to	(0.81%)
2013	743	$1.11	to	$1.13	$1,038	1.02%	0.30%	to	0.90%	10.65	%(11)	to	17.65%
2012	801	$1.72	to	$0.96	$928	1.27%	0.45%	to	0.90%	14.74%		to	14.22%
2011	910	$1.50	to	$0.84	$889	1.16%	0.45%	to	0.90%	(7.41%)		to	(7.82%)
2010	1,055	$1.62	to	$0.91	$965	0.64%	0.45%	to	0.90%	12.10%		to	11.60%
Invesco VI Mid Cap Gro, Ser I
2014	313	$1.20	to	$1.42	$447	—	0.30%	to	0.90%	7.71%		to	7.07%
2013	314	$1.11	to	$1.33	$418	0.40%	0.30%	to	0.90%	14.88	%(11)	to	35.79%
2012	327	$0.98	to	$0.98	$319	—	0.45%	to	0.90%	(2.02	%)(8)	to	(2.32	%)(8)
Invesco VI Tech, Ser I
2014	168	$1.22	to	$2.11	$367	—	0.30%	to	0.90%	10.72%		to	10.06%
2013	182	$1.10	to	$1.92	$356	—	0.30%	to	0.90%	12.72	%(11)	to	24.02%
2012	207	$2.08	to	$1.54	$326	—	0.45%	to	0.90%	10.78%		to	10.28%
2011	210	$1.88	to	$1.40	$301	0.20%	0.45%	to	0.90%	(5.48%)		to	(5.90%)
2010	168	$1.99	to	$1.49	$251	—	0.45%	to	0.90%	20.76%		to	20.22%
Ivy VIP Asset Strategy
2014	302	$1.03	to	$0.96	$304	0.59%	0.00%	to	0.90%	(5.26%)		to	(4.86	%)(13)
2013	—	$1.09	to	$1.09	$0	—	0.00%	to	0.00%	4.56	%(12)	to	4.56	%(12)
Janus Aspen Enterprise, Serv
2014	245	$3.21	to	$1.42	$556	0.03%	0.45%	to	0.90%	11.74%		to	11.24%
2013	257	$2.87	to	$1.28	$522	0.37%	0.45%	to	0.90%	31.45%		to	30.86%
2012	322	$2.18	to	$0.98	$465	—	0.45%	to	0.90%	16.46%		to	15.94%
2011	395	$1.88	to	$0.84	$442	—	0.45%	to	0.90%	(2.09%)		to	(2.53%)
2010	610	$1.92	to	$0.86	$529	—	0.45%	to	0.90%	24.96%		to	24.40%
Janus Aspen Global Tech, Serv
2014	805	$1.24	to	$1.05	$1,118	—	0.30%	to	0.90%	9.02%		to	8.37%
2013	1,164	$1.13	to	$0.97	$1,342	—	0.30%	to	0.90%	15.23	%(11)	to	34.18%
2012	1,259	$2.19	to	$0.72	$1,048	—	0.45%	to	0.90%	18.61%		to	18.08%
2011	1,829	$1.85	to	$0.61	$1,198	—	0.45%	to	0.90%	(9.07%)		to	(9.47%)
2010	1,879	$2.03	to	$0.68	$1,269	—	0.45%	to	0.90%	23.84%		to	23.28%
Janus Aspen Janus, Serv
2014	341	$1.47	to	$1.49	$550	0.22%	0.00%	to	0.90%	12.73%		to	11.72%
2013	412	$1.30	to	$1.34	$597	0.66%	0.00%	to	0.90%	29.99%		to	28.83%
2012	448	$1.00	to	$1.04	$494	0.43%	0.00%	to	0.90%	3.73	%(9)	to	17.22%
2011	567	$1.52	to	$0.88	$512	0.44%	0.45%	to	0.90%	(5.96%)		to	(6.38%)
2010	548	$1.62	to	$0.95	$518	0.07%	0.45%	to	0.90%	13.74%		to	13.23%
Janus Aspen Overseas, Serv
2014	1,700	$0.97	to	$1.53	$2,726	2.98%	0.30%	to	0.90%	(12.36%)		to	(12.89%)
2013	1,841	$1.11	to	$1.76	$3,383	3.05%	0.30%	to	0.90%	14.24	%(11)	to	13.26%
2012	2,086	$1.77	to	$1.55	$3,346	0.60%	0.45%	to	0.90%	12.67%		to	12.16%
2011	2,495	$1.57	to	$1.38	$3,517	0.38%	0.45%	to	0.90%	(32.64%)		to	(32.94%)
2010	2,888	$2.34	to	$2.06	$5,958	0.54%	0.45%	to	0.90%	24.46%		to	23.90%
Lazard Ret Global Dyn MA, Serv
2014	46	$1.10	to	$0.99	$46	3.02%	0.00%	to	0.90%	2.68%		to	(1.84	%)(13)
2013	—	$1.07	to	$1.07	$0	1.43%	0.00%	to	0.00%	4.16	%(12)	to	4.16	%(12)
MFS Inv Gro Stock, Serv Cl
2014	1,212	$1.22	to	$1.26	$1,934	0.28%	0.30%	to	0.90%	10.78%		to	10.12%
2013	1,451	$1.10	to	$1.14	$2,060	0.42%	0.30%	to	0.90%	12.97	%(11)	to	28.89%
2012	1,833	$1.91	to	$0.89	$1,907	0.22%	0.45%	to	0.90%	16.16%		to	15.63%
2011	2,108	$1.64	to	$0.77	$1,848	0.26%	0.45%	to	0.90%	(0.08%)		to	(0.53%)
2010	2,475	$1.64	to	$0.77	$1,911	0.60%	0.45%	to	0.90%	11.65%		to	11.15%
MFS New Dis, Serv Cl
2014	769	$1.04	to	$1.81	$1,639	—	0.30%	to	0.90%	(7.77%)		to	(8.32%)
2013	979	$1.13	to	$1.98	$2,236	—	0.30%	to	0.90%	16.41	%(11)	to	39.95%
2012	946	$2.57	to	$1.41	$1,534	—	0.45%	to	0.90%	20.35%		to	19.81%
2011	1,084	$2.13	to	$1.18	$1,386	—	0.45%	to	0.90%	(10.90%)		to	(11.30%)
2010	1,286	$2.40	to	$1.33	$1,710	—	0.45%	to	0.90%	35.33%		to	34.72%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	79

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS Utilities, Serv Cl
2014	552	$1.34	to	$4.00	$1,782	1.85%	0.00%	to	0.90%	12.47%		to	11.46%
2013	531	$1.19	to	$3.59	$1,701	2.17%	0.00%	to	0.90%	20.21%		to	19.14%
2012	491	$0.99	to	$3.01	$1,387	6.32%	0.00%	to	0.90%	4.44	%(9)	to	12.20%
2011	502	$1.64	to	$2.69	$1,298	3.10%	0.45%	to	0.90%	6.03%		to	5.55%
2010	475	$1.55	to	$2.54	$1,208	3.02%	0.45%	to	0.90%	13.00%		to	12.49%
MS UIF Global Real Est, Cl II
2014	407	$1.13	to	$1.07	$472	0.73%	0.30%	to	0.90%	13.51%		to	12.83%
2013	403	$1.00	to	$0.95	$396	3.33%	0.30%	to	0.90%	4.24	%(11)	to	1.71%
2012	280	$2.32	to	$0.93	$278	0.54%	0.45%	to	0.90%	29.36%		to	28.78%
2011	250	$1.79	to	$0.73	$193	3.35%	0.45%	to	0.90%	(10.56%)		to	(10.96%)
2010	250	$2.00	to	$0.81	$204	3.47%	0.45%	to	0.90%	21.77%		to	21.22%
MS UIF Mid Cap Gro, Cl II
2014	157	$1.43	to	$1.59	$275	—	0.00%	to	0.90%	1.84%		to	0.93%
2013	171	$1.40	to	$1.58	$307	0.23%	0.00%	to	0.90%	37.48%		to	36.25%
2012	206	$1.02	to	$1.16	$259	—	0.00%	to	0.90%	5.45	%(9)	to	7.51%
2011	244	$2.04	to	$1.08	$272	0.27%	0.45%	to	0.90%	(7.59%)		to	(8.00%)
2010	210	$2.20	to	$1.17	$246	—	0.45%	to	0.90%	31.68%		to	31.09%
NB AMT Abs Return Multi-Mgr, Cl S
2014	—	$0.99	to	$0.99	$0	—	0.00%	to	0.90%	(1.19	%)(13)	to	(1.64	%)(13)
Oppen Global VA, Serv
2014	581	$1.36	to	$1.45	$938	0.87%	0.00%	to	0.90%	2.06%		to	1.14%
2013	556	$1.33	to	$1.44	$870	1.21%	0.00%	to	0.90%	26.99%		to	25.85%
2012	510	$1.05	to	$1.14	$595	2.00%	0.00%	to	0.90%	7.21	%(9)	to	19.86%
2011	566	$1.60	to	$0.95	$547	1.08%	0.45%	to	0.90%	(8.93%)		to	(9.35%)
2010	562	$1.75	to	$1.05	$590	0.93%	0.45%	to	0.90%	15.19%		to	14.67%
Oppen Global Strategic Inc VA, Srv
2014	1,683	$1.04	to	$1.44	$2,425	3.90%	0.00%	to	0.90%	2.49%		to	1.57%
2013	1,858	$1.01	to	$1.41	$2,649	4.79%	0.00%	to	0.90%	0.00	%(12)	to	(1.26%)
2012	2,172	$1.54	to	$1.43	$3,136	5.62%	0.45%	to	0.90%	12.64%		to	12.13%
2011	2,251	$1.36	to	$1.28	$2,888	2.86%	0.45%	to	0.90%	0.20%		to	(0.25%)
2010	2,445	$1.36	to	$1.28	$3,131	14.27%	0.45%	to	0.90%	14.26%		to	13.74%
Oppen Main St Sm Cap VA, Serv
2014	491	$1.62	to	$1.73	$917	0.64%	0.00%	to	0.90%	11.65%		to	10.65%
2013	446	$1.45	to	$1.56	$747	0.70%	0.00%	to	0.90%	40.63%		to	39.36%
2012	312	$1.03	to	$1.12	$357	0.35%	0.00%	to	0.90%	6.57	%(9)	to	16.61%
2011	309	$1.83	to	$0.96	$303	0.40%	0.45%	to	0.90%	(2.82%)		to	(3.26%)
2010	275	$1.88	to	$0.99	$273	0.44%	0.45%	to	0.90%	22.50%		to	21.95%
PIMCO VIT All Asset, Advisor Cl
2014	1,069	$1.02	to	$1.34	$1,477	4.59%	0.00%	to	0.90%	0.45%		to	(0.45%)
2013	1,619	$1.02	to	$1.35	$2,239	4.02%	0.00%	to	0.90%	0.12%		to	(0.79%)
2012	2,578	$1.02	to	$1.36	$3,574	4.93%	0.00%	to	0.90%	2.66	%(9)	to	13.78%
2011	2,445	$1.44	to	$1.19	$2,965	7.64%	0.45%	to	0.90%	1.47%		to	1.01%
2010	2,188	$1.42	to	$1.18	$2,587	5.98%	0.45%	to	0.90%	12.50%		to	11.99%
PIMCO VIT Tot Return, Advisor Cl
2014	5	$1.04	to	$1.02	$15	3.50%	0.00%	to	0.90%	4.53%		to	0.91	%(13)
2013	—	$1.00	to	$1.00	$2	3.02%	0.00%	to	0.00%	(0.59	%)(12)	to	(0.59	%)(12)
Put VT Global Hlth Care, Cl IB
2014	300	$1.40	to	$2.84	$825	8.88%	0.30%	to	0.90%	27.26%		to	26.50%
2013	280	$1.10	to	$2.25	$608	1.00%	0.30%	to	0.90%	13.46	%(11)	to	40.39%
2012	213	$1.54	to	$1.60	$340	1.10%	0.45%	to	0.90%	21.72%		to	21.17%
2011	163	$1.27	to	$1.32	$215	3.38%	0.45%	to	0.90%	(1.62%)		to	(2.06%)
2010	146	$1.29	to	$1.35	$197	1.96%	0.45%	to	0.90%	2.01%		to	1.55%

80	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Hi Yield, Cl IB
2014	239	$2.07	to	$2.38	$536	6.04%	0.45%	to	0.90%	1.11%		to	0.64%
2013	251	$2.05	to	$2.37	$558	7.11%	0.45%	to	0.90%	7.37%		to	6.89%
2012	311	$1.91	to	$2.22	$661	8.02%	0.45%	to	0.90%	15.49%		to	14.96%
2011	361	$1.65	to	$1.93	$676	7.98%	0.45%	to	0.90%	1.30%		to	0.84%
2010	395	$1.63	to	$1.91	$755	7.93%	0.45%	to	0.90%	13.53%		to	13.02%
Put VT Intl Eq, Cl IB
2014	150	$1.05	to	$1.76	$247	0.81%	0.30%	to	0.90%	(7.06%)		to	(7.61%)
2013	99	$1.13	to	$1.91	$190	1.33%	0.30%	to	0.90%	13.11	%(11)	to	26.92%
2012	73	$1.56	to	$1.50	$110	2.21%	0.45%	to	0.90%	21.37%		to	20.82%
2011	80	$1.28	to	$1.24	$99	3.39%	0.45%	to	0.90%	(17.30%)		to	(17.68%)
2010	85	$1.55	to	$1.51	$128	3.62%	0.45%	to	0.90%	9.53%		to	9.04%
Put VT Multi-Cap Gro, Cl IA
2014	3,555	$2.80	to	$2.46	$8,808	0.52%	0.45%	to	0.90%	13.29%		to	12.78%
2013	3,876	$2.47	to	$2.18	$8,507	0.74%	0.45%	to	0.90%	36.13%		to	35.52%
2012	4,281	$1.82	to	$1.61	$6,923	0.50%	0.45%	to	0.90%	16.56%		to	16.04%
2011	4,642	$1.56	to	$1.38	$6,458	0.40%	0.45%	to	0.90%	(5.30%)		to	(5.73%)
2010	5,155	$1.65	to	$1.47	$7,574	0.59%	0.45%	to	0.90%	19.34%		to	18.80%
Put VT Multi-Cap Gro, Cl IB
2014	285	$1.28	to	$1.87	$539	0.30%	0.30%	to	0.90%	13.15%		to	12.47%
2013	272	$1.13	to	$1.66	$456	0.50%	0.30%	to	0.90%	16.44	%(11)	to	35.22%
2012	289	$1.24	to	$1.23	$358	0.23%	0.45%	to	0.90%	16.23%		to	15.71%
2011	279	$1.07	to	$1.06	$298	0.26%	0.45%	to	0.90%	(5.51%)		to	(5.93%)
2010	311	$1.13	to	$1.13	$352	—	0.45%	to	0.90%	13.18	%(6)	to	13.04	%(6)
Royce Micro-Cap, Invest Cl
2014	926	$2.38	to	$3.10	$2,544	—	0.45%	to	0.90%	(4.01%)		to	(4.44%)
2013	1,029	$2.48	to	$3.24	$2,962	0.50%	0.45%	to	0.90%	20.44%		to	19.90%
2012	1,199	$2.06	to	$2.71	$2,937	—	0.45%	to	0.90%	7.12%		to	6.64%
2011	1,367	$1.92	to	$2.54	$3,309	2.30%	0.45%	to	0.90%	(12.49%)		to	(12.89%)
2010	1,458	$2.20	to	$2.91	$4,244	1.83%	0.45%	to	0.90%	29.38%		to	28.80%
Third Ave Val
2014	1,200	$2.19	to	$2.46	$2,785	2.95%	0.45%	to	0.90%	3.91%		to	3.44%
2013	1,319	$2.11	to	$2.38	$2,953	3.34%	0.45%	to	0.90%	18.44%		to	17.90%
2012	1,457	$1.78	to	$2.02	$2,800	0.88%	0.45%	to	0.90%	26.76%		to	26.19%
2011	1,615	$1.41	to	$1.60	$2,508	1.78%	0.45%	to	0.90%	(21.66%)		to	(22.01%)
2010	1,762	$1.79	to	$2.05	$3,612	3.85%	0.45%	to	0.90%	13.55%		to	13.04%
VanEck VIP Global Gold, Cl S
2014	3	$0.81	to	$0.76	$3	0.05%	0.00%	to	0.90%	(6.04%)		to	(30.79	%)(13)
2013	—	$0.86	to	$0.86	$0	—	0.00%	to	0.00%	(13.73	%)(12)	to	(13.73	%)(12)
VP Aggr, Cl 2
2014	6,859	$1.28	to	$1.52	$10,138	—	0.00%	to	0.90%	5.53%		to	4.58%
2013	5,304	$1.22	to	$1.45	$7,552	—	0.00%	to	0.90%	20.74%		to	19.65%
2012	3,520	$1.01	to	$1.21	$4,277	—	0.00%	to	0.90%	3.67	%(9)	to	12.68%
2011	2,822	$1.09	to	$1.08	$3,041	—	0.45%	to	0.90%	(3.53%)		to	(3.97%)
2010	1,262	$1.13	to	$1.12	$1,416	—	0.45%	to	0.90%	13.71	%(5)	to	13.37	%(5)
VP Aggr, Cl 4
2014	12,398	$1.13	to	$1.52	$18,508	—	0.30%	to	0.90%	5.20%		to	4.57%
2013	12,590	$1.07	to	$1.45	$18,296	—	0.30%	to	0.90%	9.58	%(11)	to	19.62%
2012	12,494	$1.23	to	$1.22	$15,208	—	0.45%	to	0.90%	13.18%		to	12.66%
2011	13,033	$1.09	to	$1.08	$14,072	—	0.45%	to	0.90%	(3.35%)		to	(3.79%)
2010	13,081	$1.13	to	$1.12	$14,675	—	0.45%	to	0.90%	13.71	%(5)	to	13.37	%(5)
VP BR Gl Infl Prot Sec, Cl 3
2014	576	$1.07	to	$1.37	$776	—	0.30%	to	0.90%	8.27%		to	7.61%
2013	606	$0.98	to	$1.28	$767	—	0.30%	to	0.90%	0.27	%(11)	to	(6.33%)
2012	833	$1.28	to	$1.36	$1,129	4.46%	0.45%	to	0.90%	5.14%		to	4.66%
2011	932	$1.22	to	$1.30	$1,205	7.25%	0.45%	to	0.90%	9.54%		to	9.04%
2010	819	$1.12	to	$1.19	$979	0.78%	0.45%	to	0.90%	3.65%		to	3.19%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	81

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Conserv, Cl 2
2014	462	$1.08	to	$1.20	$557	—	0.00%	to	0.90%	4.24%		to	3.30%
2013	594	$1.04	to	$1.16	$692	—	0.00%	to	0.90%	3.18%		to	2.24%
2012	806	$1.00	to	$1.14	$918	—	0.00%	to	0.90%	1.04	%(9)	to	6.30%
2011	525	$1.08	to	$1.07	$562	—	0.45%	to	0.90%	2.77%		to	2.31%
2010	151	$1.05	to	$1.05	$158	—	0.45%	to	0.90%	5.63	%(5)	to	5.32	%(5)
VP Conserv, Cl 4
2014	861	$1.06	to	$1.20	$1,037	—	0.30%	to	0.90%	4.03%		to	3.39%
2013	2,039	$1.02	to	$1.16	$2,369	—	0.30%	to	0.90%	2.71	%(11)	to	2.16%
2012	2,727	$1.15	to	$1.14	$3,101	—	0.45%	to	0.90%	6.80%		to	6.30%
2011	2,044	$1.08	to	$1.07	$2,187	—	0.45%	to	0.90%	2.77%		to	2.31%
2010	1,937	$1.05	to	$1.05	$2,025	—	0.45%	to	0.90%	5.63	%(5)	to	5.32	%(5)
VP Mod, Cl 2
2014	17,227	$1.18	to	$1.37	$23,454	—	0.00%	to	0.90%	5.06%		to	4.12%
2013	15,914	$1.12	to	$1.32	$20,966	—	0.00%	to	0.90%	11.36%		to	10.35%
2012	12,709	$1.01	to	$1.19	$15,197	—	0.00%	to	0.90%	2.51	%(9)	to	9.87%
2011	9,258	$1.10	to	$1.09	$10,067	—	0.45%	to	0.90%	(0.17%)		to	(0.63%)
2010	3,772	$1.10	to	$1.09	$4,127	—	0.45%	to	0.90%	9.89	%(5)	to	9.56	%(5)
VP Mod, Cl 4
2014	29,433	$1.09	to	$1.37	$40,467	—	0.30%	to	0.90%	4.74%		to	4.11%
2013	30,538	$1.04	to	$1.32	$40,410	—	0.30%	to	0.90%	6.03	%(11)	to	10.42%
2012	33,766	$1.21	to	$1.20	$40,410	—	0.45%	to	0.90%	10.37%		to	9.86%
2011	34,979	$1.10	to	$1.09	$38,078	—	0.45%	to	0.90%	(0.08%)		to	(0.54%)
2010	34,763	$1.10	to	$1.09	$38,032	—	0.45%	to	0.90%	9.89	%(5)	to	9.56	%(5)
VP Mod Aggr, Cl 2
2014	17,168	$1.23	to	$1.45	$24,432	—	0.00%	to	0.90%	5.15%		to	4.20%
2013	14,647	$1.17	to	$1.39	$20,036	—	0.00%	to	0.90%	16.08%		to	15.03%
2012	10,137	$1.01	to	$1.21	$12,260	—	0.00%	to	0.90%	3.08	%(9)	to	11.23%
2011	7,020	$1.09	to	$1.09	$7,628	—	0.45%	to	0.90%	(1.87%)		to	(2.32%)
2010	3,107	$1.12	to	$1.11	$3,455	—	0.45%	to	0.90%	11.69	%(5)	to	11.35	%(5)
VP Mod Aggr, Cl 4
2014	41,128	$1.11	to	$1.45	$59,724	—	0.30%	to	0.90%	4.90%		to	4.26%
2013	40,845	$1.06	to	$1.39	$56,902	—	0.30%	to	0.90%	7.75	%(11)	to	15.00%
2012	39,344	$1.23	to	$1.21	$47,693	—	0.45%	to	0.90%	11.72%		to	11.20%
2011	39,406	$1.10	to	$1.09	$42,916	—	0.45%	to	0.90%	(1.78%)		to	(2.22%)
2010	39,739	$1.12	to	$1.11	$44,226	—	0.45%	to	0.90%	11.79	%(5)	to	11.45	%(5)
VP Mod Conserv, Cl 2
2014	2,036	$1.13	to	$1.28	$2,628	—	0.00%	to	0.90%	4.77%		to	3.83%
2013	2,034	$1.08	to	$1.24	$2,524	—	0.00%	to	0.90%	7.12%		to	6.16%
2012	2,154	$1.01	to	$1.16	$2,511	—	0.00%	to	0.90%	1.70	%(9)	to	7.77%
2011	1,568	$1.09	to	$1.08	$1,695	—	0.45%	to	0.90%	1.41%		to	0.94%
2010	558	$1.07	to	$1.07	$597	—	0.45%	to	0.90%	7.50	%(5)	to	7.17	%(5)
VP Mod Conserv, Cl 4
2014	4,126	$1.08	to	$1.29	$5,324	—	0.30%	to	0.90%	4.45%		to	3.82%
2013	4,375	$1.03	to	$1.24	$5,432	—	0.30%	to	0.90%	4.46	%(11)	to	6.14%
2012	5,650	$1.18	to	$1.17	$6,604	—	0.45%	to	0.90%	8.34%		to	7.84%
2011	6,197	$1.09	to	$1.08	$6,713	—	0.45%	to	0.90%	1.50%		to	1.03%
2010	6,731	$1.07	to	$1.07	$7,211	—	0.45%	to	0.90%	7.60	%(5)	to	7.27	%(5)
VP Multi-Mgr Div Inc, Cl 2
2014	—	$0.99	to	$0.99	$0	1.86%	0.00%	to	0.90%	(0.66	%)(13)	to	(1.12	%)(13)
VP Multi-Mgr Int Rate Adapt, Cl 2
2014	—	$1.00	to	$0.99	$0	1.49%	0.00%	to	0.90%	(0.55	%)(13)	to	(1.01	%)(13)
VP Ptnrs Sm Cap Val, Cl 3
2014	265	$1.11	to	$2.68	$688	—	0.30%	to	0.90%	1.76%		to	1.14%
2013	284	$1.09	to	$2.65	$748	—	0.30%	to	0.90%	13.13	%(11)	to	33.59%
2012	306	$1.98	to	$1.99	$607	—	0.45%	to	0.90%	13.00%		to	12.49%
2011	344	$1.76	to	$1.76	$606	—	0.45%	to	0.90%	(4.88%)		to	(5.31%)
2010	358	$1.85	to	$1.86	$667	—	0.45%	to	0.90%	23.87%		to	23.31%

82	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Sit Divd Gro, Cl 3
2014	275	$1.20	to	$1.26	$372	—	0.30%	to	0.90%	11.42%		to	10.75%
2013	287	$1.07	to	$1.13	$344	—	0.30%	to	0.90%	11.17	%(11)	to	27.24%
2012	419	$1.72	to	$0.89	$388	—	0.45%	to	0.90%	10.19%		to	9.68%
2011	460	$1.56	to	$0.81	$390	—	0.45%	to	0.90%	(3.93%)		to	(4.37%)
2010	410	$1.62	to	$0.85	$348	—	0.45%	to	0.90%	11.03%		to	10.52%
VP Vty Estb Val, Cl 3
2014	64	$1.23	to	$1.83	$134	—	0.30%	to	0.90%	11.69%		to	11.02%
2013	77	$1.10	to	$1.65	$139	—	0.30%	to	0.90%	13.86	%(11)	to	34.64%
2012	78	$1.93	to	$1.22	$103	—	0.45%	to	0.90%	16.50%		to	15.96%
2011	115	$1.66	to	$1.05	$122	—	0.45%	to	0.90%	(6.86%)		to	(7.28%)
2010	120	$1.78	to	$1.14	$137	—	0.45%	to	0.90%	21.32%		to	20.77%
Wanger Intl
2014	2,170	$1.06	to	$2.49	$5,158	1.44%	0.30%	to	0.90%	(4.69%)		to	(5.26%)
2013	2,189	$1.12	to	$2.63	$5,675	2.63%	0.30%	to	0.90%	11.20	%(11)	to	21.27%
2012	2,155	$2.06	to	$2.17	$4,645	1.19%	0.45%	to	0.90%	21.02%		to	20.47%
2011	2,418	$1.71	to	$1.80	$4,340	4.81%	0.45%	to	0.90%	(15.00%)		to	(15.39%)
2010	2,612	$2.01	to	$2.13	$5,563	2.16%	0.45%	to	0.90%	24.36%		to	23.80%
Wanger USA
2014	2,075	$1.14	to	$3.14	$6,022	—	0.30%	to	0.90%	4.47%		to	3.84%
2013	2,186	$1.09	to	$3.03	$6,465	0.14%	0.30%	to	0.90%	13.75	%(11)	to	32.55%
2012	2,352	$2.14	to	$2.28	$5,318	0.31%	0.45%	to	0.90%	19.48%		to	18.93%
2011	2,610	$1.79	to	$1.92	$4,984	—	0.45%	to	0.90%	(3.92%)		to	(4.36%)
2010	2,815	$1.87	to	$2.01	$5,652	—	0.45%	to	0.90%	22.80%		to	22.25%
WF Adv VT Intl Eq, Cl 2
2014	650	$1.04	to	$1.61	$1,058	2.70%	0.30%	to	0.90%	(5.64%)		to	(6.20%)
2013	666	$1.10	to	$1.71	$1,152	2.15%	0.30%	to	0.90%	9.22	%(11)	to	18.45%
2012	690	$1.47	to	$1.45	$1,002	1.29%	0.45%	to	0.90%	12.97%		to	12.46%
2011	790	$1.30	to	$1.29	$1,017	0.11%	0.45%	to	0.90%	(13.30%)		to	(13.69%)
2010	924	$1.50	to	$1.49	$1,377	0.74%	0.45%	to	0.90%	15.98%		to	15.46%
WF Adv VT Opp, Cl 2
2014	352	$1.48	to	$2.69	$956	0.06%	0.00%	to	0.90%	10.42%		to	9.43%
2013	371	$1.34	to	$2.46	$921	0.20%	0.00%	to	0.90%	30.68%		to	29.51%
2012	451	$1.03	to	$1.90	$863	0.09%	0.00%	to	0.90%	5.53	%(9)	to	14.48%
2011	535	$1.81	to	$1.66	$890	0.08%	0.45%	to	0.90%	(5.94%)		to	(6.36%)
2010	140	$1.93	to	$1.77	$247	0.77%	0.45%	to	0.90%	23.20%		to	22.65%
WF Adv VT Sm Cap Gro, Cl 2
2014	326	$1.42	to	$3.09	$790	—	0.00%	to	0.90%	(1.88%)		to	(2.76%)
2013	279	$1.44	to	$3.18	$846	—	0.00%	to	0.90%	50.22%		to	48.88%
2012	266	$0.96	to	$2.14	$569	—	0.00%	to	0.90%	4.93	%(9)	to	6.90%
2011	302	$2.05	to	$2.00	$604	—	0.45%	to	0.90%	(5.02%)		to	(5.45%)
2010	322	$2.16	to	$2.11	$681	—	0.45%	to	0.90%	26.20%		to	25.64%

(1)	The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on May 7, 2010.
(6)	New subaccount operations commenced on Sept. 24, 2010.
(7)	New subaccount operations commenced on April 29, 2011.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT	83

(8)	New subaccount operations commenced on April 27, 2012.
(9)	New subaccount operations commenced on Nov. 19, 2012.
(10)	New subaccount operations commenced on April 26, 2013.
(11)	New subaccount operations commenced on Aug. 19, 2013.
(12)	New subaccount operations commenced on Oct. 21, 2013.
(13)	New subaccount operations commenced on June 30, 2014.

84	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2014 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York (the “Company”) at December 31, 2014 and December 31, 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 21, 2015

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2014	2013
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2014, $1,707,999; 2013, $1,653,778)	$1,842,234	$1,757,469
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2014 and 2013, $2,038)	144,614	149,952
Policy loans	45,112	41,099
Other investments	375	366
Total investments	2,032,335	1,948,886
Cash and cash equivalents	24,143	52,155
Reinsurance recoverables	117,296	110,425
Other receivables	8,587	7,933
Accrued investment income	19,148	19,752
Deferred acquisition costs	150,763	146,765
Other assets	176,629	106,708
Separate account assets	4,480,677	4,294,455
Total assets	$7,009,578	$6,687,079

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,980,331	$1,904,150
Other liabilities	127,322	107,665
Separate account liabilities	4,480,677	4,294,455
Total liabilities	6,588,330	6,306,270
Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,906	106,851
Retained earnings	256,788	228,579
Accumulated other comprehensive income, net of tax	55,554	43,379
Total shareholder’s equity	421,248	380,809
Total liabilities and shareholder’s equity	$7,009,578	$6,687,079

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2014	2013	2012
Revenues
Premiums	$24,484	$24,284	$24,515
Net investment income	87,260	90,983	97,467
Policy and contract charges	106,271	99,975	90,417
Other revenues	21,257	19,180	16,937
Net realized investment gains	2,024	1,135	463
Total revenues	241,296	235,557	229,799

Benefits and expenses
Benefits, claims, losses and settlement expenses	64,479	52,288	57,786
Interest credited to fixed accounts	50,510	54,502	55,234
Amortization of deferred acquisition costs	13,159	8,098	19,537
Other insurance and operating expenses	45,498	44,490	44,574
Total benefits and expenses	173,646	159,378	177,131
Pretax income	67,650	76,179	52,668
Income tax provision	15,441	21,790	14,850
Net income	$52,209	$54,389	$37,818

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(358)	$(34)	$(457)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	14	(83)	14
Net impairment losses recognized in net realized investment gains	$(344)	$(117)	$(443)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2014	2013	2012

Net income	$52,209	$54,389	$37,818
Other comprehensive income (loss), net of tax:
Net unrealized securities gains (losses) arising during the period	21,170	(63,536)	32,542
Reclassification of net securities gains included in net income	(1,316)	(738)	(301)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables from unrealized gains on securities	(7,679)	18,909	(8,616)
Total other comprehensive income (loss), net of tax	12,175	(45,365)	23,625
Total comprehensive income	$64,384	$9,024	$61,443

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2012	$2,000	$106,659	$211,372	$65,119	$385,150
Comprehensive income:
Net income	—	—	37,818	—	37,818
Other comprehensive income, net of tax	—	—	—	23,625	23,625

Total comprehensive income					61,443
Tax adjustment on share-based incentive compensation plan	—	92	—	—	92
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2012	2,000	106,751	199,190	88,744	396,685
Comprehensive income:
Net income	—	—	54,389	—	54,389
Other comprehensive loss, net of tax	—	—	—	(45,365)	(45,365)

Total comprehensive income					9,024
Tax adjustment on share-based incentive compensation plan	—	100	—	—	100
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2013	2,000	106,851	228,579	43,379	380,809
Comprehensive income:
Net income	—	—	52,209	—	52,209
Other comprehensive income, net of tax	—	—	—	12,175	12,175

Total comprehensive income					64,384
Tax adjustment on share-based incentive compensation plan	—	55	—	—	55
Cash dividends to RiverSource Life Insurance Company	—	—	(24,000)	—	(24,000)
Balances at December 31, 2014	$2,000	$106,906	$256,788	$55,554	$421,248

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2014	2013	2012
Cash Flows from Operating Activities
Net income	$52,209	$54,389	$37,818
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	4,273	3,351	2,228
Deferred income tax expense	13,346	1,140	1,077
Contractholder and policyholder charges, non-cash	(20,780)	(20,034)	(17,661)
Gain from equity method investments	(9)	(122)	(40)
Net realized investment gains	(2,368)	(1,252)	(906)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	344	117	443
Change in operating assets and liabilities:
Deferred acquisition costs	(5,398)	(11,097)	2,426
Policyholder account balances, future policy benefits and claims, net	77,397	(55,456)	(17,646)
Derivatives, net of collateral	(40,530)	43,395	17,722
Reinsurance recoverables	(8,177)	(10,163)	(8,063)
Other receivables	(586)	(1,228)	390
Accrued investment income	604	978	1,133
Other, net	(18,476)	6,962	(556)
Net cash provided by operating activities	51,849	10,980	18,365

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	16,620	20,988	26,975
Maturities, sinking fund payments and calls	208,977	238,974	233,481
Purchases	(280,820)	(233,274)	(280,861)
Proceeds from sales, maturities and repayments of commercial mortgage loans	22,231	28,238	20,771
Funding of mortgage loans	(16,893)	(22,898)	(22,769)
Purchase of land, buildings, equipment and software	(73)	—	—
Change in policy loans, net	(4,013)	(1,710)	(2,022)
Net cash provided by (used in) investing activities	(53,971)	30,318	(24,425)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	150,722	160,592	147,486
Net transfers to separate accounts	(28,652)	(21,615)	(4,851)
Surrenders and other benefits	(110,714)	(119,320)	(125,454)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	1,700	—
Payments on line of credit with Ameriprise Financial, Inc.	—	(1,700)	—
Tax adjustment on share-based incentive compensation plan	55	100	92
Cash paid for purchased options with deferred premiums	(13,301)	(13,922)	(13,371)
Cash dividends to RiverSource Life Insurance Company	(24,000)	(25,000)	(50,000)
Net cash used in financing activities	(25,890)	(19,165)	(46,098)
Net increase (decrease) in cash and cash equivalents	(28,012)	22,133	(52,158)
Cash and cash equivalents at beginning of period	52,155	30,022	82,180
Cash and cash equivalents at end of period	$24,143	$52,155	$30,022

Supplemental Disclosures:
Income taxes paid, net	$25,500	$35,436	$17,518

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 21, 2015, the date the financial statements were available to be issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions existed, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of

RiverSource Life Insurance Co. of New York

other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Commercial Mortgage Loans, net

Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans

Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses, if any.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios, and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

RiverSource Life Insurance Co. of New York

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate; (ii) the fair value of collateral; or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset or liability and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument

RiverSource Life Insurance Co. of New York

depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity components of IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 15 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI, a subsidiary of Ameriprise Financial, advisors and employees and third party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities. For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income. The assumptions for LTC insurance products are management’s best estimate from previous loss recognition thus no longer provide for adverse deviations in experience.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates, variable annuity benefit utilization rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and

RiverSource Life Insurance Co. of New York

assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

Fixed Annuities and Variable Annuity Guarantees

Fixed annuities and variable annuity guarantees include amounts for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates.

RiverSource Life Insurance Co. of New York

The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. See Note 11 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance

Life, DI and LTC insurance includes liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC polices, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests annually in the third quarter of each year using best estimate assumptions without provisions for adverse deviation. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the

RiverSource Life Insurance Co. of New York

amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions are locked in and used in subsequent valuations.

Changes in policyholder account balances, future policy benefits and claims are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Unearned Revenue Liability

The Company’s fixed and variable universal life policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 17 for additional information on the Company’s valuation allowance.

Sources of Revenue

Premiums

Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income

Net investment income primarily includes interest income on fixed maturity securities, commercial mortgage loans, policy loans and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges

Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products), and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

RiverSource Life Insurance Co. of New York

Net Realized Investment Gains (Losses)

Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Other Revenues

Other revenues primarily include fees received under marketing support arrangements which are calculated as a percentage of the Company’s separate account assets.

Other Insurance and Operating Expenses

Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes

In July 2013, the Financial Accounting Standards Board (“FASB”) updated the accounting standard for income taxes. The update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The standard is effective for interim and annual periods beginning after December 15, 2013 and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Company adopted the standard in 2014. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $65.9 million after-tax and increased AOCI by $6.8 million after-tax, totaling to a $59.1 million after-tax reduction in total equity at January 1, 2012.

Future Adoption of New Accounting Standards

Presentation of Financial Statements — Going Concern

In August 2014, the FASB updated the accounting standard related to an entity’s assessment of its ability to continue as a going concern. The standard requires that management evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. In situations where there is substantial doubt about an entity’s ability to continue as a going concern, disclosure should be made so that a reader can understand the conditions that raise substantial doubt, management’s assessment of those conditions and any plan management has to mitigate those conditions. The standard is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted. The adoption of the standard is not expected to have a material impact on the Company’s financial condition and results of operations.

Transfers and Servicing

In June 2014, the FASB updated the accounting standards related to transfers and servicing. The update requires repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The standard requires disclosures related to transfers of financial assets accounted for as sales in transactions that are similar to repurchase agreements. The standard also requires disclosures on the remaining contractual maturity of the agreements, disaggregation of the gross obligation by class of collateral pledged and potential risks associated with the agreements and the related collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The standard is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirements for repurchase-to-maturity transactions accounted for as secured borrowings which are effective for interim periods beginning after March 15, 2015. Early adoption of the standard is prohibited. The standard requires entities to present changes in accounting for transactions outstanding at the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. As the Company does not have

RiverSource Life Insurance Co. of New York

repurchase-to-maturity transactions, the adoption of the standard is not expected to have a material impact on the Company’s financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. In addition, the standard requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The standard is effective for interim and annual periods beginning after December 15, 2016 and early adoption is prohibited. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

4.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2014
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)
Fixed maturities:
Corporate debt securities	$1,168,401	$104,810	$(5,730)	$1,267,481	$192
Residential mortgage backed securities	220,406	8,599	(1,551)	227,454	(357)
Commercial mortgage backed securities	158,031	5,326	(1,024)	162,333	—
State and municipal obligations	83,192	20,096	(4)	103,284	—
Asset backed securities	73,769	3,305	(40)	77,034	—
Foreign government bonds and obligations	2,733	375	—	3,108	—
U.S. government and agencies obligations	1,467	73	—	1,540	—
Total	$1,707,999	$142,584	$(8,349)	$1,842,234	$(165)

	December 31, 2013
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)
Fixed maturities:
Corporate debt securities	$1,148,895	$97,267	$(9,693)	$1,236,469	$172
Residential mortgage backed securities	195,756	6,149	(4,885)	197,020	(448)
Commercial mortgage backed securities	154,518	5,476	(2,146)	157,848	—
State and municipal obligations	83,186	8,635	(238)	91,583	—
Asset backed securities	65,781	3,042	(319)	68,504	—
Foreign government bonds and obligations	2,842	370	(81)	3,131	—
U.S. government and agencies obligations	2,800	114	—	2,914	—
Total	$1,653,778	$121,053	$(17,362)	$1,757,469	$(276)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2014 and 2013, investment securities with a fair value of $32.5 million and $68.2 million, respectively, were pledged to meet contractual obligations under derivative contracts.

At December 31, 2014 and 2013, fixed maturity securities comprised approximately 91% and 90%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2014 and 2013, approximately $140.0 million and $103.1 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Co. of New York

A summary of fixed maturity securities by rating was as follows:

	December 31, 2014			December 31, 2013
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$374,584	$391,684	21%	$348,703	$356,761	20%
AA	74,538	95,024	5	81,393	93,163	5
A	335,236	373,669	20	339,433	363,207	21
BBB	814,316	872,112	48	775,835	834,404	48
Below investment grade	109,325	109,745	6	108,414	109,934	6
Total fixed maturities	$1,707,999	$1,842,234	100%	$1,653,778	$1,757,469	100%

At December 31, 2014 and 2013, approximately 51% and 44%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. At December 31, 2014, the Company had holdings of $43.6 million in Kinder Morgan, Inc., which are greater than 10% of total equity. There were no other holdings of any other issuer greater than 10% of total equity at December 31, 2014 and 2013.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2014
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	73	$181,943	$(3,764)	26	$97,615	$(1,966)	99	$279,558	$(5,730)
Residential mortgage backed securities	4	28,908	(50)	15	34,542	(1,501)	19	63,450	(1,551)
Commercial mortgage backed securities	8	22,085	(35)	3	22,126	(989)	11	44,211	(1,024)
State and municipal obligations	1	996	(4)	—	—	—	1	996	(4)
Asset backed securities	1	1,953	(13)	1	4,139	(27)	2	6,092	(40)
Total	87	$235,885	$(3,866)	45	$158,422	$(4,483)	132	$394,307	$(8,349)

	December 31, 2013
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	87	$229,712	$(8,411)	7	$18,426	$(1,282)	94	$248,138	$(9,693)
Residential mortgage backed securities	14	88,690	(4,045)	14	12,682	(840)	28	101,372	(4,885)
Commercial mortgage backed securities	9	40,538	(1,588)	1	6,594	(558)	10	47,132	(2,146)
State and municipal obligations	2	3,820	(238)	—	—	—	2	3,820	(238)
Asset backed securities	5	8,213	(164)	1	4,198	(155)	6	12,411	(319)
Foreign government bonds and obligations	2	948	(81)	—	—	—	2	948	(81)
Total	119	$371,921	$(14,527)	23	$41,900	$(2,835)	142	$413,821	$(17,362)

As part of the Company’s ongoing monitoring process, management determined that a majority of the change in gross unrealized losses on its Available-for-Sale securities is attributable to movement in interest rates.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Beginning balance	$1,416	$1,299	$2,727
Credit losses for which an other-than-temporary impairment was not previously recognized	15	—	36
Credit losses for which an other-than-temporary impairment was previously recognized	21	117	407
Reductions for securities sold during the period (realized)	—	—	(1,871)
Ending balance	$1,452	$1,416	$1,299

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale

RiverSource Life Insurance Co. of New York

securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in AOCI:

(in thousands)	Net Unrealized Securities Gains (Loss)	Deferred Income Tax	AOCI Related to Net Unrealized Securities Gains
Balances at January 1, 2012	$100,184	$(35,065)	$65,119
Net unrealized securities gains arising during the period(1)	50,065	(17,523)	32,542
Reclassification of net securities gains included in net income	(463)	162	(301)
Impact of other adjustments	(13,256)	4,640	(8,616)
Balances at December 31, 2012	136,530	(47,786)	88,744 (2)
Net unrealized securities losses arising during the period(1)	(97,748)	34,212	(63,536)
Reclassification of net securities gains included in net income	(1,135)	397	(738)
Impact of other adjustments	29,090	(10,181)	18,909
Balances at December 31, 2013	66,737	(23,358)	43,379 (2)
Net unrealized securities gains arising during the period(1)	32,568	(11,398)	21,170
Reclassification of net securities gains included in net income	(2,024)	708	(1,316)
Impact of other adjustments	(11,813)	4,134	(7,679)
Balances at December 31, 2014	$85,468	$(29,914)	$55,554 (2)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.
(2)

Includes $94 thousand, $157 thousand and $544 thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2014, 2013 and 2012, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Gross realized investment gains	$2,543	$1,263	$1,086
Gross realized investment losses	(175)	(11)	(180)
Other-than-temporary impairments	(344)	(117)	(443)
Total	$2,024	$1,135	$463

Other-than-temporary impairments for the year ended December 31, 2014 primarily related to credit losses on non-agency residential mortgage backed securities and corporate debt securities. Other-than-temporary impairments for the years ended December 31, 2013 and 2012 primarily related to credit losses on non-agency residential mortgage backed securities.

Available-for-Sale securities by contractual maturity at December 31, 2014 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$81,017	$82,162
Due after one year through five years	555,354	595,677
Due after five years through 10 years	379,453	388,478
Due after 10 years	239,969	309,096
	1,255,793	1,375,413
Residential mortgage backed securities	220,406	227,454
Commercial mortgage backed securities	158,031	162,333
Asset backed securities	73,769	77,034
Total	$1,707,999	$1,842,234

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

RiverSource Life Insurance Co. of New York

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Fixed maturities	$79,039	$82,640	$88,409
Commercial mortgage loans	8,247	8,578	8,972
Policy loans and other investments	2,039	1,959	2,120
	89,325	93,177	99,501
Less: investment expenses	2,065	2,194	2,034
Total	$87,260	$90,983	$97,467

5.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to loans and the allowance for loan losses.

Allowance for Loan Losses

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
Commercial Mortgage Loans (in thousands)	2014	2013	2012
Beginning balance	$2,038	$2,038	$2,038
Charge-offs	—	—	—
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2014	2013
Individually evaluated for impairment	$—	$1,523
Collectively evaluated for impairment	146,652	150,467
Total	$146,652	$151,990

As of December 31, 2014 and 2013, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was nil and $1.5 million, respectively.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2014 and 2013. All loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil and 1% of total commercial mortgage loans at December 31, 2014 and 2013, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(in thousands)
South Atlantic	$38,607	$42,985	26%	28%
Pacific	27,929	21,385	19	14
Middle Atlantic	19,781	18,578	13	12
East North Central	15,851	15,614	11	10
Mountain	15,432	18,874	11	13
West North Central	12,480	10,111	9	7
New England	9,652	11,927	7	8
East South Central	5,022	10,519	3	7
West South Central	1,898	1,997	1	1

	146,652	151,990	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$144,614	$149,952

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(in thousands)
Retail	$36,815	$40,992	25%	27%
Industrial	33,815	34,344	23	22
Office	30,761	33,029	21	22
Apartments	29,544	28,770	20	19
Mixed use	5,403	4,217	4	3
Hotel	—	1,523	—	1
Other	10,314	9,115	7	6

	146,652	151,990	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$144,614	$149,952

6.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact for the year ended December 31, 2014 primarily reflected the difference between the Company’s previously assumed interest rates versus the continued low interest rate environment, offset by favorable persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption. The impact for the year ended December 31, 2013 primarily reflected the impact of assumed interest rates and changes in assumed policyholder behavior. The impact for the year ended December 31, 2012 primarily reflected the low interest rate environment and the assumption of continued low interest rates over the near-term.

The balances of and changes in DAC were as follows:

(in thousands)	2014	2013	2012
Balance at January 1	$146,765	$127,704	$133,032
Capitalization of acquisition costs	18,557	19,195	17,111
Amortization, excluding the impact of valuation assumptions review	(13,859)	(13,498)	(18,337)
Amortization, impact of valuation assumptions review	700	5,400	(1,200)
Impact of change in net unrealized securities losses (gains)	(1,400)	7,964	(2,902)
Balance at December 31	$150,763	$146,765	$127,704

RiverSource Life Insurance Co. of New York

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2014	2013	2012
Balance at January 1	$18,954	$18,242	$21,222
Capitalization of sales inducement costs	273	285	523
Amortization, excluding the impact of valuation assumptions review	(2,351)	(1,964)	(2,262)
Amortization, impact of valuation assumptions review	200	1,000	(800)
Impact of change in net unrealized securities losses (gains)	(106)	1,391	(441)
Balance at December 31	$16,970	$18,954	$18,242

7.  REINSURANCE

For most new life insurance policies, the Company reinsures 90% of the death benefit liability. The Company began reinsuring risks at this level in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retained the remaining risk. This reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2014 and 2013, traditional life and UL insurance in force aggregated $11.3 billion and $11.1 billion, respectively, of which $7.8 billion and $7.6 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Direct premiums	$36,205	$35,607	$35,602
Reinsurance ceded	(11,721)	(11,323)	(11,087)
Net premiums	$24,484	$24,284	$24,515

Policy and contract charges are presented on the Statements of Income net of $5.0 million, $4.3 million and $4.5 million of reinsurance ceded for the years ended December 31, 2014, 2013 and 2012, respectively.

Reinsurance recovered from reinsurers was $11.9 million, $8.5 million and $7.5 million for the years ended December 31, 2014, 2013 and 2012, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $86.3 million and $78.9 million related to LTC risk ceded to Genworth as of December 31, 2014 and 2013, respectively. Included in policyholder account balances, future policy benefits and claims is $2.7 million and $3.0 million related to a previously assumed reinsurance arrangement as of December 31, 2014 and 2013, respectively.

RiverSource Life Insurance Co. of New York

8.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2014		2013
Policyholder account balances
Fixed annuities	$1,011,775		$1,033,712
Variable annuity fixed sub-accounts	247,746		250,599
VUL/UL insurance	183,810		179,924
IUL insurance	22,674		10,650
Other life insurance	38,117		39,598
Total policyholder account balances	1,504,122		1,514,483
Future policy benefits
Variable annuity GMWB	27,840		(29,203	)(1)
Variable annuity GMAB	(3,944	)(2)	(6,133	)(2)
Other annuity liabilities	7,700		5,590
Fixed annuities life contingent liabilities	91,227		91,092
Life, DI and LTC insurance	318,893		298,398
VUL/UL and other life insurance additional liabilities	27,364		20,735
Total future policy benefits	469,080		380,479
Policy claims and other policyholder’ funds	7,129		9,188
Total policyholder account balances, future policy benefits and claims	$1,980,331		$1,904,150

(1)	Includes the value of GMWB embedded derivatives that was a net asset at December 31, 2013 reported as a contra liability.
(2)	Includes the value of GMAB embedded derivatives that was a net asset at both December 31, 2014 and 2013 reported as a contra liability.

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2014	2013
Variable annuity	$4,073,573	$3,897,764
VUL insurance	406,303	395,588
Other insurance	801	1,103
Total	$4,480,677	$4,294,455

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 11 and Note 15 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the S&P 500 Index (subject to a cap and floor). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account.

The Company also offers term insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

RiverSource Life Insurance Co. of New York

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

9.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Variable annuity and insurance products offer separate account investment options. In addition, many of these products offer a fixed account option that is part of the Company’s “general account”. Under the separate account options, contractholders and policyholders bear the investment risk. The Company’s Portfolio Navigator (traditional asset allocation) funds are separate account investment options available under the Company’s variable universal life insurance products and its variable annuities, but as of April 2012, are no longer available for sale with a living benefit rider. Portfolio Navigator funds allow clients to allocate their contract value to one of five funds of funds, each of which invests in various underlying funds. Portfolio Navigator funds are designed to allow a contract purchaser to select investment options based on the purchaser’s investment time horizon, risk tolerance and investment goals. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds within the separate accounts designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2014				December 31, 2013
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$2,924,873	$2,842,871	$1,057	64	$2,707,746	$2,623,523	$1,251	63
Five/six-year reset	571,861	425,897	1,919	64	610,893	465,907	2,829	64
One-year ratchet	552,092	537,908	1,550	65	552,355	535,168	1,151	65
Five-year ratchet	222,112	216,465	247	63	220,521	215,495	263	62
Total — GMDB	$4,270,938	$4,023,141	$4,773	64	$4,091,515	$3,840,093	$5,494	63
GMIB	$16,805	$15,811	$72	65	$19,568	$18,579	$61	64
GMWB:
GMWB	$227,961	$227,149	$10	68	$239,913	$238,959	$11	67
GMWB for life	2,062,524	2,052,018	86	65	1,866,258	1,849,756	92	65
Total — GMWB	$2,290,485	$2,279,167	$96	65	$2,106,171	$2,088,715	$103	65
GMAB	$309,247	$308,156	$82	57	$298,673	$297,293	$74	56

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2014		December 31, 2013
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$405	63	$394	62

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2012	$189	$479	$66,621	$13,632	$9,083
Incurred claims	656	13	(30,561)	(7,720)	4,351
Paid claims	(525)	—	—	—	(1,150)
Balance at December 31, 2012	320	492	36,060	5,912	12,284
Incurred claims	87	(132)	(65,263)	(12,045)	3,965
Paid claims	(48)	—	—	—	(1,124)
Balance at December 31, 2013	359	360	(29,203)	(6,133)	15,125
Incurred claims	446	21	57,043	2,189	6,076
Paid claims	(205)	—	—	—	(2,043)
Balance at December 31, 2014	$600	$381	$27,840	$(3,944)	$19,158

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities (contra liabilities).

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Co. of New York

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2014	2013
Mutual funds:
Equity	$2,288,087	$2,136,649
Bond	1,463,515	1,482,603
Other	258,080	216,828
Total mutual funds	$4,009,682	$3,836,080

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2014, 2013 and 2012.

10.  LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets (excluding separate account balances) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. There were no amounts outstanding on this line of credit at December 31, 2014 and 2013.

11.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2014
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,116,512	$150,969	$1,267,481
Residential mortgage backed securities	—	226,646	808	227,454
Commercial mortgage backed securities	—	162,333	—	162,333
State and municipal obligations	—	103,284	—	103,284
Asset backed securities	—	73,643	3,391	77,034
Foreign government bonds and obligations	—	3,108	—	3,108
U.S. government and agencies obligations	273	1,267	—	1,540
Total Available-for-Sale securities: Fixed maturities	273	1,686,793	155,168	1,842,234
Cash equivalents	—	23,799	—	23,799
Other assets:
Interest rate derivative contracts	—	58,855	—	58,855
Equity derivative contracts	10,430	43,405	—	53,835
Foreign exchange derivative contracts	—	1,237	—	1,237
Total other assets	10,430	103,497	—	113,927
Separate account assets	—	4,480,677	—	4,480,677
Total assets at fair value	$10,703	$6,294,766	$155,168	$6,460,637

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$9,754	$9,754
GMWB and GMAB embedded derivatives	—	—	19,338	19,338	(2)
Total policyholder account balances, future policy benefits and claims	—	—	29,092	29,092	(1)
Other liabilities:
Interest rate derivative contracts	—	13,836	—	13,836
Equity derivative contracts	6,893	58,086	—	64,979
Foreign exchange derivative contracts	—	171	—	171
Total other liabilities	6,893	72,093	—	78,986
Total liabilities at fair value	$6,893	$72,093	$29,092	$108,078

(1)	The Company’s adjustment for nonperformance risk resulted in a $15.9 million cumulative decrease to the embedded derivatives.
(2)	The fair value of the GMWB and GMAB embedded derivatives included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position.

RiverSource Life Insurance Co. of New York

	December 31, 2013
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,108,016	$128,453	$1,236,469
Residential mortgage backed securities	—	197,020	—	197,020
Commercial mortgage backed securities	—	157,848	—	157,848
State and municipal obligations	—	91,583	—	91,583
Asset backed securities	—	54,816	13,688	68,504
Foreign government bonds and obligations	—	3,131	—	3,131
U.S. government and agencies obligations	1,306	1,608	—	2,914
Total Available-for-Sale securities: Fixed maturities	1,306	1,614,022	142,141	1,757,469
Cash equivalents	—	51,999	—	51,999
Other assets:
Interest rate derivative contracts	—	21,710	—	21,710
Equity derivative contracts	—	33,026	—	33,026
Total other assets	—	54,736	—	54,736
Separate account assets	—	4,294,455	—	4,294,455
Total assets at fair value	$1,306	$6,015,212	$142,141	$6,158,659

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$3,293	$3,293
GMWB and GMAB embedded derivatives	—	—	(38,357)	(38,357	)(2)
Total policyholder account balances, future policy benefits and claims	—	—	(35,064)	(35,064	)(1)
Other liabilities:
Interest rate derivative contracts	—	37,278	—	37,278
Equity derivative contracts	8,669	40,280	—	48,949
Total other liabilities	8,669	77,558	—	86,227
Total liabilities at fair value	$8,669	$77,558	$(35,064)	$51,163

(1)	The Company’s adjustment for nonperformance risk resulted in a $6.9 million cumulative decrease to the embedded derivatives.
(2)

The fair value of the GMWB and GMAB embedded derivatives was reported as a contra liability, including $45.8 million of individual contracts in an asset position and $7.4 million of individual contracts in a liability position.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2014	$128,453	$—	$—	$13,688	$142,141		$(3,293)		$38,357		$35,064
Total gains (losses) included in:
Net income	(227)	(4)	—	(1)	(232	)(1)	(1,326	)(2)	(43,753	)(3)	(45,079)
Other comprehensive income	398	(3)	—	137	532		—		—		—
Purchases	41,303	1,011	18,137	—	60,451		—		—		—
Issues	—	—	—	—	—		(5,209)		(14,681)		(19,890)
Settlements	(18,958)	(196)	—	(46)	(19,200)		74		739		813
Transfers out of Level 3	—	—	(18,137)	(10,387)	(28,524)		—		—		—
Balance, December 31, 2014	$150,969	$808	$—	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2014 included in:
Net investment income	$(162)	$(4)	$—	$(1)	$(167)		$—		$—		$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—		(43,616)		(43,616)
Interest credited to fixed accounts	—	—	—	—	—		(1,326)		—		(1,326)

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives	GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2013	$130,454	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Total gains (losses) included in:
Net income	(260)	45	165	(50	)(1)	723 (2)	90,168 (3)	90,891
Other comprehensive income	(3,018)	(403)	1,211	(2,210)		—	—	—
Purchases	15,103	—	1,763	16,866		—	—	—
Issues	—	—	—	—		(3,049)	(13,087)	(16,136)
Settlements	(13,826)	(7)	(14)	(13,847)		31	1,210	1,241
Transfers out of Level 3	—	(12,375)	—	(12,375)		—	—	—
Balance, December 31, 2013	$128,453	$—	$13,688	$142,141		$(3,293)	$38,357	$35,064
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(260)	$—	$165	$(95)		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—	89,267	89,267
Interest credited to fixed accounts	—	—	—	—		723	—	723

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives	GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2012	$81,587	$3,414	$36	$10,550	$95,587		$—	$(79,451)	$(79,451)
Total gains (losses) included in:
Net income	(186)	(218)	137	114	(153	)(1)	48 (2)	50,808 (3)	50,856
Other comprehensive loss	413	654	438	(101)	1,404		—	—	—
Purchases	55,096	—	—	—	55,096		—	—	—
Issues	—	—	—	—	—		(1,048)	(10,750)	(11,798)
Settlements	(6,456)	(278)	(25)	—	(6,759)		2	(541)	(539)
Transfers into Level 3	—	—	12,154	—	12,154		—	—	—
Transfers out of Level 3	—	(3,572)	—	—	(3,572)		—	—	—
Balance, December 31, 2012	$130,454	$—	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(186)	$—	$137	$114	$65		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—	49,074	49,074
Interest credited to fixed accounts	—	—	—	—	—		48	—	48

(1)	Represents a $65 thousand gain included in net investment income and a $218 thousand loss included in net realized investment gains in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $7.0 million, $(9.2) million and $(3.7) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2014, 2013 and 2012, respectively.

During the year ended December 31, 2012, transfers from Level 3 included certain non-agency residential mortgage backed securities with a fair value of approximately $3.6 million. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2014
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$150,751	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.9%	1.5%
IUL embedded derivatives	$9,754	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$19,338	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.0%	–	44.5%
			Market volatility(3)	5.2%	–	20.9%
			Nonperformance risk(1)	65		bps
			Elective contractholder strategy allocations(4)	0.0%	–	3.0%

RiverSource Life Insurance Co. of New York

	December 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$128,112	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	4.5%	1.6%
IUL embedded derivatives	$3,293	Discounted cash flow	Nonperformance risk(1)	74		bps
GMWB and GMAB embedded derivatives	$(38,357)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.1%	–	42.2%
			Market volatility(3)	4.9%	–	18.8%
			Nonperformance risk(1)	74		bps
			Elective contractholder strategy allocations(4)	0.0%	–	50.0%

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(4)	The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk, surrender rate and elective investment allocation model used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews

RiverSource Life Insurance Co. of New York

the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the net asset value (“NAV”) of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2014 and 2013. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchanged-traded are classified as Level 1 measurements. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2014 and 2013. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

RiverSource Life Insurance Co. of New York

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the tables with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2014
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$144,614	$—	$—	$152,281	$152,281
Policy loans	45,112	—	—	45,239	45,239

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,015,155	$—	$—	$1,129,359	$1,129,359
Separate account liabilities	6,200	—	6,200	—	6,200

	December 31, 2013
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$149,952	$—	$—	$153,679	$153,679
Policy loans	41,099	—	—	41,397	41,397

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,036,540	$—	$—	$1,095,459	$1,095,459
Separate account liabilities	6,202	—	6,202	—	6,202

Commercial Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.  RELATED PARTY TRANSACTIONS

CMIA is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2014, 2013 and 2012, the Company received $16.4 million, $14.6 million and $13.0 million, respectively, from CMIA for these services.

RiverSource Life Insurance Co. of New York

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $28.2 million, $29.1 million and $27.6 million for the years ended December 31, 2014, 2013 and 2012, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2014, 2013 and 2012, the Company paid cash dividends of $24.0 million, $25.0 million and $50.0 million, respectively, to RiverSource Life. Prior to paying these dividends, the Company provided notification to the New York Department and received a response indicating that they did not object to the payments.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2014 and 2013, the Company had an amount due from Ameriprise Financial for federal income taxes of $34.7 million and $12.1 million, respectively.

13.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain (loss) from operations for the immediately preceding calendar year would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $52.8 million, $111.4 million and $93.2 million for the years ended December 31, 2014, 2013 and 2012, respectively.

At December 31, 2014 and 2013, bonds carried at $273 thousand and $289 thousand, respectively, were on deposit with the State of New York as required by law.

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2014	2013	2012
Net income, per accompanying GAAP financial statements	$52,209	$54,389	$37,818
Capitalization/amortization of DAC, net (GAAP item)	(5,398)	(11,097)	2,426
Capitalization/amortization of DSIC, net (GAAP item)	1,878	679	2,539
Change in deferred income taxes(1) (2)	13,346	1,140	1,077
Current income tax expense(1)	798	324	1,801
Change in future policy benefits(1)	26,848	(29,614)	(5,403)
Change in separate account liability adjustment (SAP item)	(1,848)	4,368	(617)
Derivatives(1) (2)	(45,588)	68,116	40,461
Other, net	385	2,136	2,314
Net income (loss), SAP basis(3)	$42,630	$90,441	$82,416

(1)	Represents valuation differences between GAAP and SAP income statement amounts.
(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.
(3)

Results are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

RiverSource Life Insurance Co. of New York

Shareholder’s Equity

	December 31,
(in thousands)	2014	2013
Shareholder’s equity, per accompanying GAAP financial statements	$421,248	$380,809
DAC (GAAP item)	(150,763)	(146,765)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(134,235)	(103,691)
DSIC (GAAP item)	(16,970)	(18,954)
Future policy benefits(1)	5,410	(27,080)
Deferred income taxes, net(1)	48,259	50,269
Separate account liability adjustment (SAP item)	157,234	158,297
Non-admitted assets (SAP item)	(13,125)	(32,036)
Asset valuation reserve (SAP item)	(14,324)	(243)
Interest maintenance reserve (SAP item)	(6,718)	(6,917)
Other, net	1,616	(3,371)
Capital and surplus, SAP basis(2)	$297,632	$250,318
(1)	Represents valuation differences between GAAP and SAP balance sheet amounts.
(2)	Includes unassigned surplus of $188.7 million and $141.5 million at December 31, 2014 and 2013, respectively.

14.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$92,522	$—	$92,522	$(59,450)	$(3,413)	$(24,449)	$5,210
OTC cleared	17,523	—	17,523	(10,563)	(6,960)	—	—
Exchange-traded	3,882	—	3,882	—	—	—	3,882
Total derivatives	$113,927	$—	$113,927	$(70,013)	$(10,373)	$(24,449)	$9,092

	December 31, 2013
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$53,971	$—	$53,971	$(33,403)	$(3,490)	$(15,480)	$1,598
OTC cleared	765	—	765	(765)	—	—	—
Total derivatives	$54,736	$—	$54,736	$(34,168)	$(3,490)	$(15,480)	$1,598

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
OTC derivatives	$68,423	$—	$68,423	$(59,450)	$—	$(8,973)	$—
OTC cleared derivatives	10,563	—	10,563	(10,563)	—	—	—
Total	$78,986	$—	$78,986	$(70,013)	$—	$(8,973)	$—

	December 31, 2013
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
OTC derivatives	$83,565	$—	$83,565	$(33,403)	$—	$(50,162)	$—
OTC cleared derivatives	2,662	—	2,662	(765)	(1,855)	—	42
Total	$86,227	$—	$86,227	$(34,168)	$(1,855)	$(50,162)	$42

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. See Note 15 for additional disclosures related to the Company’s derivative instruments.

15.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivatives are recorded at fair value and are reflected in other assets or other liabilities. The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 14 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

Derivatives not designated as hedging instruments	Balance Sheet Location	Asset		Balance Sheet Location	Liability
		December 31,			December 31,
		2014	2013		2014	2013
		(in thousands)			(in thousands)
GMWB and GMAB
Interest rate contracts	Other assets	$58,855	$21,710	Other liabilities	$13,836	$37,278
Equity contracts	Other assets	52,223	32,407	Other liabilities	64,489	48,737
Foreign exchange contracts	Other assets	1,237	—	Other liabilities	171	—
Embedded derivatives(1)	N/A	—	—	Policyholder account balances, future policy benefits and claims(2)	19,338	(38,357)

Total GMWB and GMAB		112,315	54,117		97,834	47,658

Other derivatives:
Equity
IUL	Other assets	1,612	619	Other liabilities	490	212
IUL embedded derivatives	N/A	—	—	Policyholder account balances, future policy benefits and claims	9,754	3,293

Total other		1,612	619		10,244	3,505

Total derivatives		$113,927	$54,736		$108,078	$51,163

N/A Not applicable.

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.
(2)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2014 included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 reported as a contra liability, including $45.8 million of individual contracts in an asset position and $7.4 million of individual contracts in a liability position.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

Derivatives not designated as hedging instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Amount of Gain (Loss) on Derivatives Recognized in Income
		Years Ended December 31,
		2014	2013	2012
		(in thousands)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$61,137	$(40,944)	$14,356
Equity contracts	Benefits, claims, losses and settlement expenses	(22,958)	(49,169)	(62,257)
Foreign exchange contracts	Benefits, claims, losses and settlement expenses	2,200	1,247	1,443
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	(57,965)	78,292	39,517
Total GMWB and GMAB		(17,586)	(10,574)	(6,941)

Other derivatives:
Equity
IUL	Interest credited to fixed accounts	595	299	(8)
IUL embedded derivatives	Interest credited to fixed accounts	(1,252)	(411)	52
Total other		(657)	(112)	44
Total derivatives		$(18,243)	$(10,686)	$(6,897)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company

RiverSource Life Insurance Co. of New York

economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions and interest rate swaps. At December 31, 2014 and 2013, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $3.9 billion and $2.4 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in thousands)	Premiums Payable	Premiums Receivable
2015	$14,185	$—
2016	12,789	—
2017	10,015	—
2018	8,715	5,259
2019	6,675	—
2020-2025	7,086	—
Total	$59,465	$5,259

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options. The gross notional amount of IUL derivative contracts was $37.9 million and $12.6 million at December 31, 2014 and 2013, respectively.

Embedded Derivatives

Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity components of the IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 14 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2014 and 2013, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $9.0 million and $50.2 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2014 and 2013 was $9.0 million and $50.2 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at both December 31, 2014 and 2013 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil.

16.  SHAREHOLDER’S EQUITY

The following table provides information related to amounts reclassified from AOCI:

		Years Ended December 31,
AOCI Reclassification	Location of Gain Recognized in Income	2014	2013
		(in thousands)
Net unrealized gains on Available-for-Sale securities	Net realized investment gains	$(2,024)	$(1,135)
Tax expense	Income tax provision	708	397
Net of tax		$(1,316)	$(738)

RiverSource Life Insurance Co. of New York

See Note 4 for additional information related to the impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverable on net unrealized securities gains/losses included in AOCI.

17.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Current income tax
Federal	$2,086	$20,332	$13,781
State	9	318	(8)
Total current income tax	2,095	20,650	13,773
Deferred federal income tax	13,346	1,140	1,077
Total income tax provision	$15,441	$21,790	$14,850

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2014	2013	2012
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(10.6)	(7.2)	(7.5)
Other	(1.6)	0.8	0.7
Income tax provision	22.8%	28.6%	28.2%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction.

In December 2014, the Company received Internal Revenue Service (“IRS”) approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $15.0 million.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets and other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2014	2013
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$73,812	$49,050
Investment related	—	20,295
Other	3,044	2,297
Gross deferred income tax assets	76,856	71,642
Deferred income tax liabilities
Deferred acquisition costs	36,915	35,468
Net unrealized gains on Available-for Sale securities	29,914	23,358
Investment related	18,148	—
DSIC	5,939	6,634
Other	657	996
Gross deferred income tax liabilities	91,573	66,456
Net deferred income tax assets (liabilities)	$(14,717)	$5,186

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2014 and 2013.

RiverSource Life Insurance Co. of New York

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2014	2013	2012
Balance at January 1	$7,562	$4,210	$6,424
Additions based on tax positions related to the current year	524	625	—
Additions for tax positions of prior years	59	2,727	904
Reductions for tax positions of prior years	(896)	—	(2,509)
Settlements	—	—	(609)
Balance at December 31	$7,249	$7,562	$4,210

If recognized, approximately $67 thousand, $904 thousand and $110 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2014, 2013 and 2012, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $7.2 million in the next 12 months due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $119 thousand, $60 thousand and $205 thousand in interest and penalties for the years ended December 31, 2014, 2013 and 2012, respectively. At December 31, 2014 and 2013, the Company had a payable of $2.4 million and $2.3 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS had previously completed its field examination of the 1997 through 2011 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2012 and remain open for the years after 2012.

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Net unrealized securities gains (losses)	$6,556	$(24,428)	$12,721

18.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

At December 31, 2014 and 2013, the Company’s funding commitments for commercial mortgage loan commitments was $1.5 million and nil, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2014, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset associated with Executive Life Insurance Company of New York (“ELNY”). At December 31, 2014 and 2013, the estimated liability was $1.1 million and $1.7 million, respectively, and the related premium tax asset was $893 thousand and $1.4 million, respectively. The Company has recently paid assessments related to ELNY from the state guaranty fund association, however, the expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment

RiverSource Life Insurance Co. of New York

practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Co. of New York, Albany, New York.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2015 RiverSource Life Insurance Company. All rights reserved.

S-6185 AA (5/15)